UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: December 31, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Chiron Real Asset Fund

Annual Report	December 31, 2022

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-924-4766; and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

FS Multi-Strategy Alternatives Fund

Dear Shareholder:

For the fiscal year ended December 31, 2022, FS Multi-Strategy Alternatives Fund (the “Fund”) returned 3.16% (Class I shares) with a realized 3.3% annualized monthly volatility and a 0.70 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 1.46% over this time period.

The Fund follows a “hybrid” investment approach — allocating to both skilled hedge fund managers for alpha and rules-based alternative beta strategies for long/short sources of return that can be captured systematically. These strategies trade long and short across different asset groups: stocks of major developed markets, country indices, bond futures, interest rate futures, currencies, bonds and credit securities.

The fund allocates to four hedge fund managers:

•	Chilton Investment Company, LLC (“Chilton”). pursues a long/short equity strategy focused on high-quality companies with strong business models and growth potential at reasonable valuations.

•

Crabel Capital Management, LLC (“Crabel”): specializes in the systematic, automated trading of worldwide futures and foreign exchange designed to capture market anomalies implemented through a technologically advanced, low latency infrastructure to deliver uncorrelated return.

•

MidOcean Credit Fund Management, L.P. (“MidOcean”) implements an event driven long/short credit strategy which seeks to capture current income and growth from three primary pockets of inefficiencies in the credit market: callable bonds, short-dated credit and crossover credit.

•	Mariner Investment Group: executes a disciplined relative value strategy investing in interest-only Agency MBS seeking income with low duration and an asymmetric risk return profile.

The Fund invests across four main alternative beta strategy categories:

•	Equity: Investing in stocks seeking to generate returns less sensitive to market direction based on specific factors (e.g. size, quality)

•	Macro: Investing in bonds, currencies and commodities seeking to generate risk-adjusted returns through specific factors (e.g., value, carry)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

•	Technical trading: Investing across asset classes seeking to generate uncorrelated returns-based on price trends and trading patterns (e.g., momentum, mean reversion)

•	Volatility: Investing in volatility markets seeking to profit from price inefficiencies and relative value opportunities (e.g., realized volatility vs implied volatility)

The Fund uses derivatives to execute investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve its investment objectives, the Fund primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity, foreign currency, commodity and interest rate risk.

Performance this year was driven primarily by positive contributions from the rules-based alternative beta strategies. The Fund’s best performing alternative beta strategies were Equity risk premia s and Macro risk premia strategies, particularly those strategies seeking to capture the value and volatility factors. The Fund’s hedge fund managers, Crabel and Mariner positively contributed, while Chilton and MidOcean negatively contributed to fund performance in 2022.

2022 was a challenging year for most traditional asset classes, as macro-level uncertainties including decades-high inflation, an ultra-hawkish Federal Reserve, rising interest rates and concerns over economic growth weighed heavily on markets. Many of these uncertainties remain in 2023 which may continue to drive volatility and heightened dispersion. This type of environment creates a great opportunity set for the Fund’s alternative risk premia strategies and alpha managers as our balanced, macro-aware portfolio allows us to navigate and capitalize on changing market conditions and the evolving economic backdrop. We continue to seek broad-based contribution from uncorrelated return streams to generate a differentiated return with diversification benefits like low correlation to stocks and bonds and capital preservation.

Sincerely,

•	Michael Kelly

•	Scott Burr

The FS Chiron Funds are distributed by SEI Investments Distribution Co. (SIDCo). SIDCo is not affiliated with FS Fund Advisor, LLC.

Investing involves risk, including possible loss of principal. Bonds and bond funds will decrease in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. In addition to the normal risks

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

associated with investing, international investments may involve risk or capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to these factors as well as increased volatility and lower trading volume. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. The Fund may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses.

FS Fund Advisor, LLC is a registered investment adviser.

Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. Forward-looking statements are not guarantees of future results. They involve risks, uncertainties and assumptions, there can be no assurance that actual results will not differ materially from expectations. Past performance is no guarantee of future results. No part of this material may be reproduced in any form, or referred to in any other publication, without express written permission from Chiron Investment Management, LLC.

Not a Deposit	Not FDIC Insured	May Lose Value	No Bank Guarantee	Not Insured By Any Federal
Government Agency

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Definition of Comparative Indices

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue. The S&P 500 Index is a benchmark of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

FS Managed Futures Fund

Dear Shareholder:

For the fiscal year ended December 31, 2022, FS Managed Futures Fund (the “Fund”) returned 16.18% (Class I shares) with a realized 9.3% annualized monthly volatility and a -0.57 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 1.46% over this time period.

The Fund seeks to achieve its investment objective by allocating its assets across a broad spectrum of alternative investment strategies. The Fund may provide exposure to alternative strategies across the five major asset classes (commodities, currencies, fixed income, equities and credit). The strategy will normally be implemented through rules-based strategies that typically use historical price data to determine whether to take a long, short, or cash position in a given instrument. A rules-based strategy is a methodology based on a systematic approach. Principal strategies include “momentum/trend” based strategies that buy and sell securities in the same direction as the historical price movement and “counter-trend/mean reversion” based strategies that buy and sell securities in the opposite direction as the historical price movement. Other alternative strategies that do not rely on historical prices may also be utilized to enhance return.

The Fund uses derivatives to execute investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve its investment objectives, the Fund primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity, foreign currency, and interest rate risk.

In 2022, the top performing strategies for the Fund were the time series momentum and trend strategies, particularly those across assets and over longer dated time periods. Commodity exposure also performed well for the fund. The bottom performing strategy for the Fund was an intraday trend following strategy.

Heightened velocity of market moves in 2022 with persistent trends in rates, equities and currencies were conducive to the Fund’s strategy. We expect a rangebound market in 2023, with periods of volatility and less persistent long-term trends. This environment creates a robust opportunity set for the Fund which is designed to monetize the market across time frames – intraday, weekly, and monthly. While the

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

fund has delivered its best returns during periods of market turbulence such as March 2020 and 2022, it has demonstrated an ability to generate returns in a variety of market environments while improving the overall risk adjusted return of traditional asset allocations.

Sincerely,

•	Michael Kelly

•	Scott Burr

The FS Chiron Funds are distributed by SEI Investments Distribution Co. (SIDCo). SIDCo is not affiliated with FS Fund Advisor, LLC.

Investing involves risk, including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility and lower trading volume; international investments may involve risk or capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to these factors as well as increased volatility and lower trading volume. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. The Fund may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses.

FS Fund Advisor, LLC is a registered investment adviser.

Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. Forward-looking statements are not guarantees of future results. They involve risks, uncertainties and assumptions, there can be no assurance that actual results will not differ materially from expectations. Past performance is no guarantee of future results. No part of this material may be reproduced in any form, or referred to in any other publication, without express written permission from Chiron Investment Management, LLC.

Not a Deposit	Not FDIC Insured	May Lose Value	No Bank Guarantee	Not Insured By Any Federal
Government Agency

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Definition of Comparative Indices

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue. The S&P 500 Index is a benchmark of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

FS Chiron Real Asset Fund

Dear Shareholder:

For the fiscal year ended December 31, 2022, FS Chiron Real Asset Fund (the “Fund”) returned -10.47% (Class I shares).

The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of traditional real asset investments, , including energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities as well as next generation real assets which we believe will play a critical role in building and maintaining the world’s digital, physical and social infrastructure. Next generation real assets may include as companies with business activities in logistics, data centers, communication towers, life sciences office and lab space, cold storage and renewable power among others. The Fund also invests in various fixed income assets, including inflation-indexed securities that have historically generated returns in inflationary environments.

The Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research. The quantitative process identifies opportunities for growth with the fundamental approach identifying changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages, the Fund seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. The Fund aims to reduce volatility and risk through diversifying its investment choices across a range of industries.

The Fund uses derivatives to execute investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes.

Negative performance this year was driven primarily by long exposure to equities across the Information technology, real estate, and consumer discretionary sectors, as well as fixed income exposure to government inflation protection bonds.

Despite signs of cooling in recent months, inflation remains well above the Fed’s target and inflationary pressures have broadened to stickier areas of the economy like wages and rent. We expect markets to continue to focus on both inflation data and monetary policy and believe that the opportunity set for the fund is quite robust. The fund will continue to dynamically invest in global markets across a broad range of traditional (real estate, commodities, infrastructure and energy) and next generation real assets to generate differentiated total returns through economic and inflationary

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

cycles. This approach allows the fund to capitalize on cyclical and growth-oriented opportunities vs. traditional real asset funds which tend to be highly biased to value/cyclical assets. Finally, the fund’s focus on next generation real assets provides investors exposure to growth-oriented areas of the economy which may offer attractive returns regardless of the level or direction of inflation.

Sincerely,

•	Ryan Caldwell

•	Scott Burr

•	Brian Cho

The FS Chiron Real Asset Fund is distributed by SEI Investments Distribution Co. (SIDCo). SIDCo is not affiliated with Chiron Investment Management, LLC.

Investing involves risk, including possible loss of principal. In addition to the normal risks associated with investing, investments in smaller companies typically exhibit higher volatility and lower trading volume; international investments may involve risk or capital loss from unfavorable fluctuation in currency values, differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to these factors as well as increased volatility and lower trading volume. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. The Fund may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses.

Chiron Investment Management, LLC is a registered investment adviser.

Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. Forward-looking statements are not guarantees of future results. They involve risks, uncertainties and assumptions, there can be no assurance that actual results will not differ materially from expectations. Past performance is no guarantee of future results. No part of this material may be reproduced in any form, or referred to in any other publication, without express written permission from Chiron Investment Management, LLC.

Not a Deposit	Not FDIC Insured	May Lose Value	No Bank Guarantee	Not Insured By Any Federal
Government Agency

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

Definition of Comparative Indices

The MSCI ACWI Net Return Index is designed to represent performance of the full opportunity set of large and mid-cap stocks across 23 developed and 27 emerging markets. The Bloomberg Commodity Total Return Index reflects commodity futures price movements. The Bloomberg US Treasury Inflation-Linked Bond Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue. The S&P 500 Index is a benchmark of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the FS Multi-Strategy Alternatives Fund Class I Shares, versus the BofA U.S. 3month T-Bill and HFRX Global Hedge Fund Index

	TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2022
	One Year Return	Three Year Return	Five Year Return	Annualized Inception to Date†
Class I	3.16%	4.24%	3.26%	3.24%
Class A with Full Sales Load	-2.17%	2.19%	1.96%	2.06%
BofA Merril Lynch U.S. 3month T-Bill	1.46%	0.72%	1.26%	1.24%
HFRX Global Hedge Fund Index	-4.41%	1.91%	1.41%	1.86%

† The FS Multi-Strategy Alternatives Fund commenced operations on May 16. 2017.

The return for the period reflects fee waivers in effect for that period; absent fee waivers, performance would have been lower. The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See definition of comparative indices on page 5

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the FS Managed Futures Fund, Class I Shares, versus the BofA U.S. 3 Month T-Bill

	TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2022

	One Year Return	Three Year Return	Annualized Inception to Date†

Class I	16.18%	10.04%	7.46%

Class A with Full Sales Load	15.91%	9.77%	7.20%

BofA U.S. 3-Month T-Bill	1.46%	0.72%	1.11%

† The FS Managed Futures Fund commenced operations on December 31, 2018.

The return for the period reflects fee waivers in effect for that period; absent fee waivers, performance would have been lower. The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See definition of comparative indices on page 8

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

Comparison of Change in the Value of a $10,000 Investment in the FS Chiron Real Asset Fund, Class I Shares, versus the 35/32.5/32.5 Blend of MSCI ACWI Net Return Index, Bloomberg Commodity Total Return Index and Bloomberg US Treasury Inflation-Linked Bond Index

	TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date†
Class I	-10.47%	4.55%	5.92%
Class A with Full Sales Load	-15.10%	2.54%	4.31%
35% MSCI ACWI Net Return Index, 32.5% Bloomberg Commodity Total	-5.85%	4.22%	6.43%
Return Index and 32.5% Bloomberg
US Treasury Inflation-Linked Bond
Index

† The FS Chiron Real Asset Fund commenced operations on December 31. 2018.

The return for the period reflects fee waivers in effect for that period; absent fee waivers, performance would have been lower. The fee waiver discontinued in 2018. The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See definition of comparative indices on page 11

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

ASSET WEIGHTINGS (UNAUDITED)

	% of Net Assets	Value (000)

Corporate Obligations	17.8%	$127,714
Mortgage-Backed Securities	16.8	119,861
Common Stock	6.7	48,009
Asset-Backed Securities	1.1	7,473
Convertible Bond	0.0	284
Short-Term Investment	48.7	348,819

Total Investments	91.1	652,160
Securities Sold Short	(6.2)	(43,850)
Total Other Assets and Liabilities	15.1	107,624

Net Assets	100.0%	$715,934

*Percentages	are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $715,934 (000))

CORPORATE OBLIGATIONS — 17.8%

	Face Amount (000)	Fair Value (000)

CANADA — 0.5%
Kronos Acquisition Holdings
7.000%, 12/31/27 (A)	$1,261	$1,037
5.000%, 12/31/26 (A)	2,575	2,228
Open Text 6.900%, 12/01/27 (A)	627	627

		3,892

LUXEMBOURG — 0.3%
Altice France Holding 10.500%, 05/15/27 (A)	2,609	1,989

NETHERLANDS — 0.4%
Trivium Packaging Finance 8.500%, 08/15/27 (A)	596	547
5.500%, 08/15/26 (A)	2,410	2,210

		2,757

SWITZERLAND — 0.1%
VistaJet Malta Finance 6.375%, 02/01/30 (A)	793	636

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED KINGDOM — 1.0%
Clear Channel International 6.625%, 08/01/25 (A)	$4,048	$3,863
eG Global Finance 8.500%, 10/30/25 (A)	448	417
6.750%, 02/07/25 (A)	3,542	3,092

		7,372

UNITED STATES — 15.5%
Acrisure 7.000%, 11/15/25 (A)	1,676	1,540
6.000%, 08/01/29 (A)	471	385
4.250%, 02/15/29 (A)	2,828	2,334
American Greetings 8.750%, 04/15/25 (A)	1,694	1,626
ANGI Group 3.875%, 08/15/28 (A)	1,000	742
Apollo Commercial Real Estate Finance 4.625%, 06/15/29 (A)	112	90
APX Group 5.750%, 07/15/29 (A)	37	31
B&G Foods 5.250%, 04/01/25	1,737	1,523
Boxer Parent 9.125%, 03/01/26 (A)	2,549	2,405
7.125%, 10/02/25 (A)	500	486
Bread Financial Holdings 4.750%, 12/15/24 (A)	5,505	4,881
BroadStreet Partners 5.875%, 04/15/29 (A)	114	97
Caesars Entertainment 6.250%, 07/01/25 (A)	2,231	2,168
CCO Holdings 4.750%, 02/01/32 (A)	22	18
4.250%, 02/01/31 (A)	500	401
CD&R Smokey Buyer 6.750%, 07/15/25 (A)	1,771	1,520
Citgo Holding 9.250%, 08/01/24 (A)	1,748	1,744

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
CITGO Petroleum 7.000%, 06/15/25 (A)	$2,554	$2,491
CommScope 6.000%, 03/01/26 (A)	764	705
CoreCivic 4.750%, 10/15/27	236	205
CP Atlas Buyer 7.000%, 12/01/28 (A)	568	422
CSC Holdings 4.500%, 11/15/31 (A)	441	306
Dave & Buster’s 7.625%, 11/01/25 (A)	809	813
Empire Resorts 7.750%, 11/01/26 (A)	122	98
Five Point Operating 7.875%, 11/15/25 (A)	4,495	3,779
Fortress Transportation and Infrastructure Investors 9.750%, 08/01/27 (A)	561	562
Gates Global 6.250%, 01/15/26 (A)	2,194	2,117
Genesis Energy 5.625%, 06/15/24	2,114	2,040
GEO Group 6.000%, 04/15/26	203	180
Getty Images 9.750%, 03/01/27 (A)	1,346	1,329
Goodyear Tire & Rubber 9.500%, 05/31/25	1,760	1,808
Hadrian Merger Sub 8.500%, 05/01/26 (A)	683	601
H-Food Holdings 8.500%, 06/01/26 (A)	807	468
Iron Mountain 4.500%, 02/15/31 (A)	1,000	822
iStar 4.250%, 08/01/25	825	808
JELD-WEN 4.625%, 12/15/25 (A)	1,740	1,457
Ladder Capital Finance Holdings 5.250%, 10/01/25 (A)	2,810	2,640
4.750%, 06/15/29 (A)	2,304	1,860

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Lithia Motors 3.875%, 06/01/29 (A)	$280	$230
Madison IAQ 5.875%, 06/30/29 (A)	1,000	685
Matthews International 5.250%, 12/01/25 (A)	209	197
Mauser Packaging Solutions Holding 7.250%, 04/15/25 (A)	469	434
5.500%, 04/15/24 (A)	2,301	2,237
Maxim Crane Works Holdings Capital 10.125%, 08/01/24 (A)	1,462	1,415
Medline Borrower 5.250%, 10/01/29 (A)	1,000	794
Midcap Financial Issuer Trust 5.625%, 01/15/30 (A)	609	493
Mohegan Tribal Gaming Authority 8.000%, 02/01/26 (A)	1,001	936
MPT Operating Partnership 5.250%, 08/01/26	1,819	1,657
3.500%, 03/15/31	4,232	2,901
New Home 7.250%, 10/15/25 (A)	1,551	1,326
Nexstar Media 5.625%, 07/15/27 (A)	627	575
NRG Energy 3.625%, 02/15/31 (A)	346	263
Olympus Water US Holding 7.125%, 10/01/27 (A)	1,752	1,669
6.250%, 10/01/29 (A)	1,000	759
Oracle 3.600%, 04/01/40	500	367
Outfront Media Capital 4.625%, 03/15/30 (A)	1,233	1,020
Pactiv 8.375%, 04/15/27	861	835
7.950%, 12/15/25	777	751
Paramount Global 4.375%, 03/15/43	500	344
Prime Healthcare Services 7.250%, 11/01/25 (A)	690	583

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Raptor Acquisition 4.875%, 11/01/26 (A)	$2,507	$2,227
RegionalCare Hospital Partners Holdings 9.750%, 12/01/26 (A)	4,098	3,298
Rite Aid 7.500%, 07/01/25 (A)	129	85
RLJ Lodging Trust 3.750%, 07/01/26 (A)	793	706
RP Escrow Issuer 5.250%, 12/15/25 (A)	611	467
Scotts Miracle-Gro 4.375%, 02/01/32	1,254	945
Service Properties Trust 7.500%, 09/15/25	2,499	2,381
Specialty Building Products Holdings 6.375%, 09/30/26 (A)	2,553	2,056
Spectrum Brands 5.750%, 07/15/25	352	348
3.875%, 03/15/31 (A)	1,649	1,282
Spirit AeroSystems 7.500%, 04/15/25 (A)	2,033	2,009
Spirit Loyalty Cayman 8.000%, 09/20/25 (A)	1,045	1,050
SRS Distribution 6.000%, 12/01/29 (A)	453	360
Starwood Property Trust 3.750%, 12/31/24 (A)	1,360	1,277
3.625%, 07/15/26 (A)	1,049	918
Stericycle 5.375%, 07/15/24 (A)	325	320
Sunoco 6.000%, 04/15/27	96	94
Surgery Center Holdings 10.000%, 04/15/27 (A)	1,387	1,411
SWF Escrow Issuer 6.500%, 10/01/29 (A)	750	435
TKC Holdings 6.875%, 05/15/28 (A)	1,172	916
Triumph Group 8.875%, 06/01/24 (A)	2,074	2,110

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
U.S. Acute Care Solutions 6.375%, 03/01/26 (A)	$2,702	$2,398
Uniti Group 7.875%, 02/15/25 (A)	700	678
Vector Group 10.500%, 11/01/26 (A)	2,849	2,828
5.750%, 02/01/29 (A)	1,495	1,296
Verscend Escrow 9.750%, 08/15/26 (A)	3,859	3,781
Warnermedia Holdings 5.050%, 03/15/42 (A)	500	383
WASH Multifamily Acquisition 5.750%, 04/15/26 (A)	3,398	3,203
Waste Pro USA 5.500%, 02/15/26 (A)	803	709
White Capital Parentcash/9.000% PIK 8.250%, 03/15/26 (A)	2,863	2,475
XHR 6.375%, 08/15/25 (A)	675	649

		111,068

TOTAL CORPORATE OBLIGATIONS (Cost $136,977) (000)		127,714

MORTGAGE-BACKED SECURITIES — 16.8%

UNITED STATES — 16.8%
FHLMC, Ser 2019-4927, Cl IO, IO 5.000%, 11/25/49	10,669	2,334
FHLMC, Ser 2020-4973, Cl IK, IO 5.000%, 05/25/50	11,220	2,266
FHLMC, Ser 2020-4975, Cl EI, IO 4.500%, 05/25/50	21,363	4,059
FHLMC, Ser 2021-5148, Cl EI, IO 3.000%, 10/25/51	28,669	4,781
FHLMC, Ser 2021-5154, Cl GI, IO 2.000%, 03/25/42	27,777	1,782
FHLMC, Ser 2021-5182, Cl IO, IO 4.000%, 04/25/51	15,331	2,864

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2022-5192, Cl PI, IO 2.500%, 10/25/51	$36,315	$4,160
FNMA TBA 6.000%, 01/31/23	18,000	18,266
5.500%, 01/31/23	50,000	50,123
FNMA, Ser 2020-57, Cl IB, IO 4.500%, 08/25/50	16,410	3,255
FNMA, Ser 2021-62, Cl HI, IO 2.500%, 08/25/51	14,929	1,875
FNMA, Ser 2022-74, Cl SA, IO 0.872%, 10/25/52(B)	68,133	1,587
FNMA, Ser 2022-74, Cl US, IO 1.072%, 11/25/52(B)	74,701	2,429
GNMA, Ser 2010-35, Cl AS, IO 1.397%, 03/20/40(B)	12,879	1,007
GNMA, Ser 2010-37, Cl SG, IO 1.347%, 03/20/40(B)	10,099	768
GNMA, Ser 2011-70, Cl WI, IO 0.497%, 12/20/40(B)	11,102	535
GNMA, Ser 2019-133, Cl EI, IO 4.500%, 04/20/49	11,259	1,974
GNMA, Ser 2020-4, Cl IO, IO 5.000%, 01/20/50	20,258	3,996
GNMA, Ser 2020-61, Cl IO, IO 4.500%, 05/20/50	20,673	4,166
GNMA, Ser 2022-153, Cl SG, IO 1.624%, 09/20/52(B)	49,765	1,761
GNMA, Ser 2022-193, Cl SA, IO 0.874%, 11/20/52(B)	99,802	2,055
GNMA, Ser 2022-212, Cl SA, IO 2.350%, 12/20/52(B)	50,000	1,926
GNMA, Ser 2022-23, Cl WI, IO 4.500%, 02/20/52	11,478	1,892
TOTAL MORTGAGE-BACKED SECURITIES

(Cost $119,978) (000)		119,861

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

COMMON STOCK — 6.7%

	Shares	Fair Value (000)
CANADA — 0.3%
Canadian Pacific Railway(C)	30,005	$2,238

FRANCE — 0.4%
Hermes International	625	967
L’Oreal	6,169	2,203

		3,170

ITALY — 0.1%
Davide Campari-Milano	60,121	610

SWITZERLAND — 0.1%
Chocoladefabriken Lindt & Spruengli	46	469

UNITED KINGDOM — 0.1%
Watches of Switzerland Group*	89,131	884

UNITED STATES — 5.7%
Aon, Cl A	2,240	672
Ball(C)	52,434	2,682
Bank of America	19,072	632
Berkshire Hathaway, Cl B*	2,968	917
Brown & Brown	14,770	842
Cintas(C)	3,779	1,707
Costco Wholesale(C)	5,753	2,626
CSX(C)	50,630	1,568
Danaher	6,464	1,716
Hershey	3,196	740
Home Depot(C)	10,133	3,201
Intuit	1,629	634
Lands’ End*	10,393	79
Mastercard, Cl A(C)	4,128	1,435
Mettler-Toledo International*(C)	2,321	3,355
Microsoft(C)	12,509	3,000
Monster Beverage*	8,928	907
Moody’s	2,732	761
PepsiCo	4,264	770
Pool(C)	4,573	1,383
Republic Services, Cl A(C)	18,746	2,418
Sherwin-Williams(C)	12,697	3,013
Skyline Champion*	23,362	1,203
Thermo Fisher Scientific	1,604	883
Union Pacific(C)	13,175	2,728

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
W R Berkley	10,560	$766

		40,638

TOTAL COMMON STOCK
(Cost $49,542) (000)		48,009

ASSET-BACKED SECURITIES — 1.1%

	Face Amount (000)
CAYMAN ISLANDS — 1.1%
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
10.837%, ICE LIBOR USD 3 Month + 6.610%, 07/19/34(A) (B)	$360	300
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
11.378%, ICE LIBOR USD 3 Month + 7.100%, 10/21/34(A) (B)	700	600
CARLYLE US CLO, Ser 2021-2A, Cl DR
10.579%, ICE LIBOR USD 3 Month + 6.500%, 07/15/32(A) (B)	500	439
CIFC Funding, Ser 2017-2A, Cl E
10.193%, ICE LIBOR USD 3 Month + 5.950%, 04/20/30(A) (B)	500	410
CIFC Funding, Ser 2017-4A, Cl D
10.425%, ICE LIBOR USD 3 Month + 6.100%, 10/24/30(A) (B)	700	592
Dewolf Park CLO, Ser 2017-1A, Cl E
10.279%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(A) (B)	300	260
Dryden 83 CLO, Ser 2021-83A, Cl E
9.744%, ICE LIBOR USD 3 Month + 5.550%, 01/18/32(A) (B)	750	645
Empower CLO, Ser 2022-1A, Cl E
12.514%, TSFR3M + 8.550%, 10/20/34(A) (B)	400	395
Fillmore Park CLO, Ser 2018-1A, Cl E
9.479%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(A) (B)	250	215
Madison Park Funding LI, Ser 2021-51A, Cl E
10.497%, ICE LIBOR USD 3 Month + 6.270%, 07/19/34(A) (B)	1,250	1,097

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Madison Park Funding XXXV, Ser 2021-35A, Cl ER
10.343%, ICE LIBOR USD 3 Month + 6.100%, 04/20/32(A) (B)	$500	$448
NYACK Park CLO, Ser 2021-1A, Cl E
10.343%, ICE LIBOR USD 3 Month + 6.100%, 10/20/34(A) (B)	250	217
Octagon Investment Partners 49, Ser 2021-5A, Cl E
10.829%, ICE LIBOR USD 3 Month + 6.750%, 01/15/33(A) (B)	500	452
OHA Credit Funding 3, Ser 2021-3A, Cl ER
10.493%, ICE LIBOR USD 3 Month + 6.250%, 07/02/35(A) (B)	250	223
RR 6, Ser 2021-6A, Cl DR
9.929%, ICE LIBOR USD 3 Month + 5.850%, 04/15/36(A) (B)	500	423
Thompson Park CLO, Ser 2021-1A, Cl E
10.389%, ICE LIBOR USD 3 Month + 6.310%, 04/15/34(A) (B)	325	283
TIAA CLO I, Ser 2018-1A, Cl DR
7.743%, ICE LIBOR USD 3 Month + 3.500%, 07/20/31(A) (B)	500	474

TOTAL ASSET-BACKED SECURITIES

(Cost $7,640) (000)		7,473

CONVERTIBLE BOND — 0.0%

UNITED STATES — 0.0%
RWT Holdings
5.75%, 10/01/25	338	284
TOTAL CONVERTIBLE BONDS

(Cost $338) (000)		284

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

SHORT-TERM INVESTMENT — 48.7%

	Shares	Fair Value (000)
State Street Institutional Liquid Reserves Fund - Premier Class
4.420%, (D)	348,811	$348,819

TOTAL SHORT-TERM INVESTMENT
(Cost $348,819) (000)		348,819

TOTAL INVESTMENTS — 91.1%
(Cost $663,294) (000)		$652,160

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (1.7)%

	Face Amount (000)	Fair Value (000)

UNITED KINGDOM — (0.1)%
Merlin Entertainments 5.750%, 06/15/26 (A)	$(828)	(775)

UNITED STATES — (1.6)%
Alliant Holdings Intermediate 4.250%, 10/15/27 (A)	(1,313)	(1,176)
Ardagh Packaging Finance 4.125%, 08/15/26 (A)	(200)	(173)
Blackstone Mortgage Trust 3.750%, 01/15/27 (A)	(1,111)	(955)
Central Garden & Pet 4.125%, 10/15/30	(627)	(515)
Covanta Holding 4.875%, 12/01/29 (A)	(352)	(288)
CWT Travel Group 8.500%, 11/19/26 (A)	(588)	(497)
Energizer Holdings 4.750%, 06/15/28 (A)	(1,205)	(1,044)
Frontier Communications Holdings 5.875%, 10/15/27 (A)	(616)	(572)
Gen Digital 6.750%, 09/30/27 (A)	(627)	(615)
Gray Television 7.000%, 05/15/27 (A)	(1,981)	(1,757)
Guitar Center 8.500%, 01/15/26 (A)	(1,108)	(911)
Lamar Media 4.000%, 02/15/30	(512)	(447)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Omega Healthcare Investors 4.750%, 01/15/28	$(1,263)	$(1,164)
United Rentals North America 5.250%, 01/15/30	(965)	(907)

		(11,021)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(11,934)) (000)		(11,796)

COMMON STOCK — (1.1)%

	Shares
CANADA — 0.0%
Restaurant Brands International	(6,207)	(402)

CHINA — (0.1)%
Alibaba Group Holding ADR	(827)	(73)
JD.com ADR	(9,575)	(537)

		(610)

UNITED STATES — (1.0)%
Airbnb, Cl A	(4,959)	(424)
Align Technology	(124)	(26)
Amazon.com	(3,602)	(303)
Automatic Data Processing	(2,144)	(512)
AutoNation	(1,250)	(134)
Brinker International	(2,069)	(66)
Carvana, Cl A	(2,107)	(10)
Cheesecake Factory	(207)	(7)
Coca-Cola	(8,275)	(526)
Coinbase Global, Cl A	(1,225)	(43)
Etsy	(414)	(50)
Fair Isaac	(579)	(347)
Focus Financial Partners, Cl A	(4,583)	(171)
General Electric	(1,240)	(104)
Grocery Outlet Holding	(7,586)	(222)
H&R Block	(4,138)	(151)
Masco	(10,718)	(500)
Meta Platforms, Cl A	(208)	(25)
New York Times, Cl A	(4,171)	(136)
NIKE, Cl B	(1,655)	(194)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
PPG Industries	(4,138)	$(520)
Robert Half International	(306)	(23)
ROBLOX, Cl A	(4,124)	(117)
Salesforce	(1,434)	(190)
SEI Investments	(756)	(44)
Shake Shack, Cl A	(3,202)	(133)
Snap-on	(461)	(105)
Snowflake, Cl A	(1,122)	(161)
Sprouts Farmers Market	(6,233)	(202)
Starbucks	(7,782)	(772)
Texas Roadhouse, Cl A	(2,489)	(226)
Ulta Beauty	(662)	(310)
Wayfair, Cl A	(2,652)	(87)
YETI Holdings	(6,199)	(256)

		(7,097)

TOTAL COMMON STOCK (Proceeds $(8,599)) (000)		(8,109)

EXCHANGE TRADED FUNDS — (3.4)%

UNITED STATES — (3.4)%
ARK Innovation ETF	(6,376)	(199)
Invesco QQQ Trust Series 1	(9,135)	(2,432)
iShares Russell 1000 ETF	(52,650)	(11,084)
SPDR S&P 500 ETF Trust	(25,774)	(9,857)
VanEck Semiconductor ETF	(1,837)	(373)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(24,622)) (000)		(23,945)

TOTAL SECURITIES SOLD SHORT — (6.2)% (Proceeds $45,155) (000)		$(43,850)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On December 31, 2022, the value of these securities amounted $109,237 (000) and represented 15.3% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)

Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of December 31, 2022, there were no securities rehypothecated by MSC.

(D)	Rate shown is the 7-day effective yield as of December 31, 2022

Open futures contracts held by the Fund at December 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
3 Month Euribor	4	Jun-2023	$1,037	$1,032	$(18)
Amsterdam Index	4	Jan-2023	605	591	(19)
AUDUSD Currency	1	Mar-2023	67	68	1
Australian 10-Year Bond	5	Mar-2023	392	394	(1)
BIST 30 Index	22	Feb-2023	72	74	2
Brent Crude	1	Feb-2023	84	86	2
Brent Crude	7	Jan-2023	595	601	6
British Pound	1	Mar-2023	75	76	–
CAC40 10 Euro Index	2	Jan-2023	139	139	(2)
CBOE Volatility Index .	1	Feb-2023	25	25	–
CBOE Volatility Index .	17	Jan-2023	459	393	(67)
CBOT Mini DJIA	1	Mar-2023	167	166	(1)
Copper	1	Mar-2023	96	95	(1)
Corn	15	Mar-2023	503	509	5
Corn	2	May-2023	68	68	–
Corn	2	Dec-2023	61	61	–
Corn	1	Jul-2023	33	34	–
Crude Palm Oil	1	Apr-2023	24	24	–
DAX Index	1	Mar-2023	382	374	(11)
Euro STOXX 50	1	Mar-2023	39	39	(1)
Euro STOXX 50	1	Mar-2023	40	41	–
Euro STOXX Banks	15	Mar-2023	77	77	–
Euro-Bund	22	Mar-2023	3,293	3,130	(182)
FTSE 100 Index	9	Mar-2023	813	812	2
FTSE China A50	4	Jan-2023	52	52	–
FTSE MIB Index	3	Mar-2023	378	381	–
FTSE MIB Index	1	Mar-2023	126	127	(1)
ICE ECX Emission 2023	2	Dec-2023	193	180	(15)
Lean Hogs	4	Feb-2023	144	140	(4)
Live Cattle	6	Feb-2023	377	379	2
LME Aluminum	1	Mar-2023	60	59	–
LME Aluminum	1	Mar-2023	63	59	(4)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	1	Mar-2023	$60	$59	$–
LME Aluminum	1	Mar-2023	60	59	–
LME Aluminum	2	Feb-2023	126	118	(7)
LME Aluminum	2	Feb-2023	121	118	(3)
LME Aluminum	1	Feb-2023	61	59	(1)
LME Aluminum	1	Feb-2023	60	59	(1)
LME Aluminum	2	Feb-2023	122	118	(4)
LME Aluminum	2	Feb-2023	121	118	(3)
LME Aluminum	3	Feb-2023	176	177	1
LME Aluminum	1	Feb-2023	59	59	–
LME Aluminum	2	Jan-2023	120	118	(2)
LME Aluminum	2	Feb-2023	119	118	(1)
LME Copper	2	Feb-2023	415	419	4
LME Copper	1	Mar-2023	213	209	(3)
LME Copper	3	Mar-2023	641	628	(13)
LME Copper	1	Mar-2023	208	209	1
LME Copper	2	Feb-2023	412	419	7
LME Copper	2	Feb-2023	402	419	16
LME Copper	2	Feb-2023	410	419	9
LME Lead	4	Mar-2023	217	230	13
LME Lead	1	Mar-2023	55	57	2
LME Lead	1	Mar-2023	56	57	2
LME Lead	1	Feb-2023	55	58	3
LME Lead	1	Feb-2023	53	58	5
LME Nickle	1	Mar-2023	717	751	34
LME Nickle	1	Mar-2023	712	751	39
LME Nickle	1	Mar-2023	736	751	15
LME Nickle	1	Mar-2023	719	751	32
LME Zinc	3	Feb-2023	224	224	–
LME Zinc	1	Feb-2023	75	74	–
LME Zinc	1	Feb-2023	73	74	1
LME Zinc	1	Feb-2023	73	75	2
LME Zinc	1	Feb-2023	73	74	1
LME Zinc	1	Jan-2023	69	75	6
LME Zinc	1	Feb-2023	73	74	2
LME Zinc	2	Feb-2023	163	149	(14)
LME Zinc	1	Feb-2023	72	75	3
LME Zinc	1	Feb-2023	76	75	(1)
LME Zinc	1	Jan-2023	68	75	6
LME Zinc	2	Jan-2023	146	149	3
LME Zinc	1	Jan-2023	73	75	2
LME Zinc	1	Jan-2023	79	75	(4)
LME Zinc	2	Feb-2023	136	149	13
LME Zinc	2	Mar-2023	161	149	(12)
LME Zinc	1	Jan-2023	73	75	2

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Zinc	1	Mar-2023	$80	$74	$(5)
LME Zinc	1	Mar-2023	77	74	(3)
LME Zinc	1	Feb-2023	73	74	1
LME Zinc	1	Mar-2023	75	74	–
LME Zinc	1	Mar-2023	78	74	(4)
Long Gilt 10-Year Bond	2	Mar-2023	245	242	(4)
Low Sulphur Gasoil	2	Feb-2023	177	181	4
Micro E-MINI	2	Mar-2023	18	18	–
Milk	1	Jan-2023	40	39	(1)
Mill Wheat	2	Mar-2023	33	33	(1)
Mini H-shares Index	1	Jan-2023	9	9	–
MSCI EAFE Index	6	Mar-2023	590	585	(5)
MSCI Emerging Markets	14	Mar-2023	681	672	(10)
NASDAQ 100 Index Micro E-MINI	1	Mar-2023	22	22	–
New Zealand Dollar	1	Mar-2023	63	63	1
Nikkei 225 Index	6	Mar-2023	592	594	(6)
NY Harbor ULSD	1	Jan-2023	135	138	3
NY Harbor ULSD	1	Jan-2023	139	138	(1)
NYMEX Cocoa	1	May-2023	25	26	1
NYMEX Cocoa	2	Mar-2023	50	50	–
NYMEX Cocoa	1	May-2023	21	24	1
NYMEX Cocoa	3	Mar-2023	77	78	1
OMX Stockholm 30	1	Jan-2023	20	20	–
Palladium	1	Mar-2023	179	180	1
Platinum	3	Apr-2023	156	162	6
Red Wheat	1	Mar-2023	46	47	1
Russell 2000 Index E-MINI	7	Mar-2023	621	620	(1)
S&P 500 Index E-MINI	32	Mar-2023	6,183	6,178	(5)
S&P 500 Index E-MINI	1	Mar-2023	19	19	–
S&P 500 Index E-MINI	1,982	Dec-2024	30,325	31,266	941
S&P Mid Cap 400 Index E-MINI	1	Mar-2023	245	244	(1)
S&P TSX 60 Index	2	Mar-2023	342	346	1
SGX Iron Ore 62	1	Feb-2023	12	12	–
SGX Nifty 50	8	Jan-2023	291	292	1
Soybean	13	Mar-2023	974	991	17
Soybean	2	May-2023	148	153	5
Soybean	1	Jul-2023	74	77	3
Soybean Meal	2	May-2023	88	92	4
Soybean Meal	6	Mar-2023	271	283	11
Soybean Oil	1	Mar-2023	38	38	–
Soybean Oil	3	Dec-2023	115	111	(4)
Soybean Oil	1	Jul-2023	38	38	–
SPI 200 Index	4	Mar-2023	478	476	(8)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
STOXX Europe 600	1	Mar-2023	$23	$23	$–
Sugar No. 11	35	Feb-2023	782	786	4
Technology E-Mini	1	Mar-2023	127	126	–
TOPIX Index	1	Mar-2023	142	144	2
Turkish Dollar	7	Feb-2023	7	7	–
U.S. 10-Year Treasury Note	14	Mar-2023	1,572	1,572	–
U.S. Ultra Long TreasuryL Bond	4	Mar-2023	538	537	(1)
WTI Crude Oil	1	Nov-2023	76	77	1

			66,702	67,567	798
Short Contracts 1 Month SOFR	(1)	May-2023	$(396)	$(396)	$–
3 Month Euribor	(6)	Jun-2023	(1,534)	(1,548)	24
3 Month Euribor	(2)	Mar-2024	(512)	(517)	–
90-Day Bank Bill	(1)	Dec-2023	(176)	(176)	–
90-Day Euro$	(1)	Dec-2024	(241)	(241)	–
90-Day Euro$	(3)	Dec-2023	(716)	(714)	1
90-Day Euro$	(3)	Jun-2023	(711)	(711)	(1)
90-Day Euro$	(2)	Mar-2024	(479)	(478)	1
Australian 10-Year Bond	(6)	Mar-2023	(486)	(473)	17
Australian 3-Year Bond	(1)	Mar-2023	(72)	(73)	–
Brent Crude	(5)	Jan-2023	(388)	(430)	(42)
Brent Crude	(1)	Mar-2023	(81)	(85)	(4)
CAC40 10 Euro Index	(1)	Jan-2023	(68)	(69)	–
CAD Currency	(3)	Mar-2023	(221)	(222)	–
Canadian 5-Year Bond	(2)	Mar-2023	(165)	(165)	–
Canadian 10-Year Bond	(14)	Mar-2023	(1,284)	(1,267)	22
Canola	(1)	Mar-2023	(13)	(13)	–
CBOE Volatility Index .	(44)	Jan-2023	(1,036)	(1,016)	19
CBOE Volatility Index .	(12)	Feb-2023	(295)	(295)	–
Coffee C	(1)	May-2023	(60)	(63)	(2)
Coffee C	(2)	Mar-2023	(125)	(125)	(1)
Corn	(6)	Mar-2023	(196)	(204)	(8)
Cotton No. 2	(1)	Mar-2023	(42)	(42)	–
Crude Palm Oil	(1)	May-2023	(22)	(23)	(1)
Crude Palm Oil	(1)	Mar-2023	(22)	(24)	(1)
DAX Index	(2)	Mar-2023	(749)	(749)	7
Energy E-Mini	(2)	Mar-2023	(181)	(184)	(3)
EUR E-Mini	(1)	Mar-2023	(67)	(67)	–
EUR/USD Micro	(1)	Mar-2023	(13)	(13)	–
Euro STOXX 50	(4)	Mar-2023	(163)	(162)	2
Euro-Bobl	(25)	Mar-2023	(3,099)	(3,098)	20
Euro-BTP	(3)	Mar-2023	(350)	(350)	2
Euro-Bund	(78)	Mar-2023	(11,190)	(11,099)	173

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro-Buxl	(4)	Mar-2023	$(603)	$(579)	$28
Euro-OAT	(15)	Mar-2023	(2,068)	(2,044)	38
Euro-Schatz	(46)	Mar-2023	(5,170)	(5,191)	19
Feeder Cattle	(2)	Mar-2023	(186)	(186)	–
Frozen Concentrated Orange Juice	(1)	Mar-2023	(30)	(31)	(1)
FTSE China A50	(6)	Jan-2023	(77)	(79)	(1)
FTSE Taiwan Index	(5)	Jan-2023	(249)	(248)	1
Gasoline	(2)	Feb-2023	(196)	(208)	(13)
Gasoline	(4)	Jan-2023	(390)	(416)	(26)
Hang Seng China Enterprises Index	(2)	Jan-2023	(87)	(87)	1
Hang Seng China Enterprises Index	(3)	Jan-2023	(129)	(130)	(1)
Hang Seng Index	(7)	Jan-2023	(890)	(893)	(3)
IBEX	(1)	Jan-2023	(86)	(88)	(1)
IBEX	(2)	Jan-2023	(175)	(175)	1
ICE ECX Emission 2023	(1)	Dec-2023	(98)	(90)	9
INR/USD Micro	(1)	Jan-2023	(24)	(24)	–
Japanese 10-Year Bond	(2)	Mar-2023	(2,205)	(2,217)	3
Japanese 10-Year Government Bond E-MINI	(1)	Mar-2023	(111)	(111)	–
KOSPI 200 Index	(6)	Mar-2023	(349)	(347)	2
Live Cattle	(1)	Feb-2023	(62)	(63)	(2)
LME Aluminum	(1)	Mar-2023	(62)	(59)	3
LME Aluminum	(1)	Mar-2023	(60)	(59)	–
LME Aluminum	(1)	Mar-2023	(61)	(59)	1
LME Aluminum	(1)	Feb-2023	(60)	(59)	–
LME Aluminum	(1)	Feb-2023	(60)	(59)	–
LME Aluminum	(2)	Feb-2023	(121)	(118)	3
LME Aluminum	(1)	Feb-2023	(60)	(59)	–
LME Aluminum	(2)	Feb-2023	(119)	(118)	1
LME Aluminum	(2)	Feb-2023	(120)	(118)	2
LME Aluminum	(3)	Feb-2023	(178)	(177)	1
LME Aluminum	(1)	Feb-2023	(59)	(59)	–
LME Aluminum	(2)	Jan-2023	(121)	(118)	3
LME Copper	(1)	Mar-2023	(214)	(209)	5
LME Copper	(1)	Feb-2023	(205)	(209)	(4)
LME Copper	(3)	Mar-2023	(622)	(628)	(6)
LME Copper	(1)	Mar-2023	(210)	(209)	1
LME Copper	(2)	Feb-2023	(406)	(419)	(13)
LME Copper	(2)	Feb-2023	(403)	(419)	(15)
LME Copper	(1)	Mar-2023	(208)	(209)	(2)
LME Copper	(1)	Mar-2023	(209)	(209)	–

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Lead	(1)	Mar-2023	$(54)	$(58)	$(4)
LME Lead	(2)	Mar-2023	(113)	(115)	(2)
LME Lead	(2)	Mar-2023	(111)	(116)	(4)
LME Lead	(1)	Mar-2023	(56)	(57)	(1)
LME Lead	(1)	Mar-2023	(54)	(57)	(4)
LME Nickle	(2)	Mar-2023	(1,396)	(1,502)	(106)
LME Nickle	(1)	Feb-2023	(640)	(749)	(110)
LME Nickle	(1)	Feb-2023	(685)	(750)	(65)
LME Nickle	(1)	Mar-2023	(759)	(751)	8
LME Zinc	(1)	Feb-2023	(79)	(75)	5
LME Zinc	(3)	Feb-2023	(231)	(224)	8
LME Zinc	(1)	Feb-2023	(81)	(74)	7
LME Zinc	(1)	Feb-2023	(73)	(74)	(2)
LME Zinc	(1)	Feb-2023	(81)	(74)	7
LME Zinc	(3)	Feb-2023	(220)	(223)	(4)
LME Zinc	(1)	Jan-2023	(73)	(75)	(2)
LME Zinc	(2)	Jan-2023	(137)	(149)	(12)
LME Zinc	(1)	Jan-2023	(72)	(75)	(3)
LME Zinc	(1)	Feb-2023	(73)	(75)	(2)
LME Zinc	(1)	Jan-2023	(78)	(75)	4
LME Zinc	(1)	Jan-2023	(73)	(75)	(2)
LME Zinc	(2)	Feb-2023	(146)	(149)	(3)
LME Zinc	(1)	Feb-2023	(72)	(75)	(3)
LME Zinc	(1)	Mar-2023	(78)	(74)	4
LME Zinc	(1)	Feb-2023	(81)	(74)	7
LME Zinc	(1)	Mar-2023	(74)	(74)	–
LME Zinc	(1)	Feb-2023	(74)	(74)	(1)
LME Zinc	(1)	Mar-2023	(73)	(74)	(1)
LME Zinc	(1)	Jan-2023	(73)	(75)	(2)
LME Zinc	(1)	Mar-2023	(78)	(74)	3
LME Zinc	(1)	Mar-2023	(83)	(74)	9
Long Gilt 10-Year Bond	(2)	Mar-2023	(244)	(242)	2
Low Sulphur Gasoil	(1)	Feb-2023	(84)	(91)	(7)
Mexican Peso	(1)	Mar-2023	(25)	(25)	–
Mill Wheat	(3)	Mar-2023	(48)	(50)	(1)
Mill Wheat	(1)	Mar-2023	(17)	(17)	1
Mini DAX Index	(1)	Mar-2023	(74)	(75)	–
Mini Hang Seng Index	(1)	Jan-2023	(26)	(26)	–
Natural Gas	(1)	Jan-2023	(47)	(45)	3
Natural Gas	(5)	Jan-2023	(406)	(315)	93
Natural Gas	(2)	Feb-2023	(89)	(82)	7
Nikkei 225 Index	(3)	Mar-2023	(296)	(297)	3
Nikkei 225 Index	(1)	Mar-2023	(132)	(129)	3
Nikkei 225 Index	(16)	Mar-2023	(314)	(318)	2
Nikkei 225 Index	(2)	Mar-2023	(390)	(397)	2

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
NY Harbor ULSD	(2)	Feb-2023	$(264)	$(267)	$(3)
Oat	(1)	Mar-2023	(17)	(18)	(1)
S&P TSX 60 Index	(2)	Mar-2023	(360)	(346)	15
Short-Term Euro-BTP	(3)	Mar-2023	(336)	(338)	1
Silver	(3)	Mar-2023	(362)	(361)	1
Soybean	(5)	Mar-2023	(359)	(381)	(22)
Soybean Oil	(2)	May-2023	(76)	(77)	(1)
SPI 200 Index	(3)	Mar-2023	(356)	(357)	3
Sugar No. 11	(28)	Feb-2023	(613)	(628)	(16)
Three-Month SOFR	(1)	Dec-2023	(238)	(238)	–
Three-Month SOFR	(2)	Sep-2023	(477)	(475)	2
Tokyo Topix-Mini	(1)	Mar-2023	(14)	(14)	–
TOPIX Index	(1)	Mar-2023	(142)	(144)	–
U.S. 2-Year Treasury Note	(32)	Mar-2023	(6,579)	(6,563)	17
U.S. 5-Year Treasury Note	(686)	Apr-2023	(74,065)	(74,040)	25
U.S. 10-Year Treasury Note	(1)	Mar-2023	(114)	(112)	2
U.S. Dollar Index	(5)	Jan-2023	(50)	(50)	–
U.S. Long Treasury Bond	(23)	Mar-2023	(2,878)	(2,883)	(4)
Ultra 10-Year U.S. Treasury Note	(19)	Mar-2023	(2,251)	(2,247)	4
Utilities E-Mini	(1)	Mar-2023	(72)	(72)	–
Wheat	(2)	Dec-2023	(81)	(82)	(1)
WTI Crude Oil	(3)	Nov-2023	(218)	(232)	(14)
WTI Crude Oil	(1)	Feb-2023	(79)	(80)	(1)
Yen denom Nikkei	(1)	Mar-2023	(97)	(98)	1

			(140,157)	(140,324)	104

			$(73,455)	$(72,757)	$902

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	01/03/23-01/04/23	BRL	6,322	USD	1,200	$3
Deutsche Bank	01/03/23-01/23/23	USD	2,013	CLP	1,783,311	87
Deutsche Bank	01/03/23-01/19/23	USD	200	TWD	6,090	(2)
Deutsche Bank	01/03/23-01/19/23	TWD	9,167	USD	300	1
Deutsche Bank	01/03/23-01/04/23	USD	1,200	BRL	6,314	(5)
Deutsche Bank	01/03/23-01/20/23	USD	2,400	INR	198,713	1
Deutsche Bank	01/03/23-01/23/23	INR	264,515	USD	3,200	5
Deutsche Bank	01/03/23-01/19/23	CLP	1,592,589	USD	1,813	(62)
Deutsche Bank	01/06/23-02/03/23	KRW	2,589,376	USD	2,000	(55)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	01/06/23-01/31/23	USD	1,800	KRW	2,331,618	$50
Deutsche Bank	01/19/23	USD	500	SEK	5,151	(6)
Deutsche Bank	01/19/23	USD	4,857	CHF	4,500	20
Deutsche Bank	01/19/23	USD	10,000	CNH	69,523	61
Deutsche Bank	01/19/23	GBP	17,186	EUR	19,800	435
Deutsche Bank	01/19/23	NOK	15,705	EUR	1,500	3
Deutsche Bank	01/19/23	USD	14,955	JPY	2,000,000	324
Deutsche Bank	01/19/23	USD	3,529	MXN	70,000	50
Deutsche Bank	01/19/23	EUR	875	NOK	9,135	(4)
Deutsche Bank	01/19/23	EUR	8,250	USD	8,732	(111)
Deutsche Bank	01/19/23	USD	1,971	NZD	3,100	(2)
Deutsche Bank	01/19/23	CAD	13,600	USD	9,981	(64)
Deutsche Bank	01/19/23	MXN	55,000	USD	2,779	(33)
Deutsche Bank	01/19/23	NZD	3,400	USD	2,166	6
Deutsche Bank	01/19/23	USD	7,879	AUD	11,600	25
Deutsche Bank	01/19/23	GBP	1,625	AUD	2,928	30
Deutsche Bank	01/19/23	JPY	1,438,666	AUD	16,000	(89)
Deutsche Bank	01/19/23	JPY	2,037,500	USD	15,119	(447)
Deutsche Bank	01/19/23	USD	500	ZAR	8,576	4
Deutsche Bank	01/19/23	NZD	2,983	AUD	2,800	13
Deutsche Bank	01/19/23	CAD	5,382	EUR	3,750	44
Deutsche Bank	01/19/23	JPY	2,754,380	EUR	19,100	(569)
Deutsche Bank	01/19/23	AUD	3,843	GBP	2,125	(48)
Deutsche Bank	01/19/23	USD	8,386	CAD	11,400	34
Deutsche Bank	01/19/23	CHF	3,875	USD	4,180	(19)
Deutsche Bank	01/19/23	CAD	3,400	JPY	337,758	69
Deutsche Bank	01/19/23	EUR	1,375	CHF	1,354	(7)
Deutsche Bank	01/19/23	CHF	1,559	GBP	1,375	(27)
Deutsche Bank	01/19/23	AUD	4,400	NZD	4,681	(25)
Deutsche Bank	01/19/23	USD	7,965	EUR	7,500	74
Deutsche Bank	01/19/23	NZD	3,800	JPY	320,347	34
Deutsche Bank	01/19/23	JPY	593,948	GBP	3,625	(153)
Deutsche Bank	01/19/23	EUR	17,800	GBP	15,449	(394)
Deutsche Bank	01/19/23	GBP	1,500	CHF	1,711	40
Deutsche Bank	01/19/23	AUD	15,400	JPY	1,407,191	257
Deutsche Bank	01/19/23	CHF	250	JPY	35,538	1
Deutsche Bank	01/19/23	GBP	3,625	JPY	595,585	165
Deutsche Bank	01/19/23	JPY	374,398	NZD	4,400	(66)
Deutsche Bank	01/19/23	CNH	56,288	USD	8,100	(46)
Deutsche Bank	01/19/23	AUD	11,800	USD	7,938	(103)
Deutsche Bank	01/19/23	HUF	236,443	USD	600	(30)
Deutsche Bank	01/19/23	GBP	3,438	USD	4,190	31
Deutsche Bank	01/19/23	ZAR	13,876	USD	800	(15)
Deutsche Bank	01/19/23	EUR	1,250	AUD	1,966	—
Deutsche Bank	01/19/23	AUD	2,600	CAD	2,384	(11)
Deutsche Bank	01/19/23	EUR	2,250	CAD	3,242	(18)
Deutsche Bank	01/19/23	USD	700	HUF	274,673	32
Deutsche Bank	01/19/23	SEK	12,312	EUR	1,125	25
Deutsche Bank	01/19/23	USD	200	ILS	693	(3)
Deutsche Bank	01/19/23	EUR	17,400	JPY	2,486,198	342
Deutsche Bank	01/19/23	NOK	500	SEK	527	—
Deutsche Bank	01/19/23	JPY	354,120	CAD	3,600	(46)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	01/19/23	EUR	200	HUF	82,196	$5
Deutsche Bank	01/19/23	AUD	2,930	EUR	1,875	13
Deutsche Bank	01/19/23	CZK	2,289	USD	100	(1)
Deutsche Bank	01/19/23	SEK	7,210	USD	700	8
Deutsche Bank	01/19/23	USD	100	CZK	2,279	1
Deutsche Bank	01/19/23	CHF	862	EUR	875	3
Deutsche Bank	01/19/23	SEK	5,274	NOK	5,000	5
Deutsche Bank	01/19/23	USD	1,400	SGD	1,895	16
Deutsche Bank	01/19/23	NOK	5,897	USD	600	(2)
Deutsche Bank	01/19/23	USD	500	NOK	4,895	—
Deutsche Bank	01/19/23	CAD	2,207	AUD	2,400	6
Deutsche Bank	01/19/23	PLN	945	EUR	200	(1)
Deutsche Bank	01/19/23	PLN	1,351	USD	300	(8)
Deutsche Bank	01/19/23	HUF	41,751	EUR	100	(4)
Deutsche Bank	01/19/23	EUR	100	PLN	475	1
Deutsche Bank	01/19/23	SGD	943	USD	700	(4)
Deutsche Bank	01/19/23	ILS	1,016	USD	300	11
Deutsche Bank	01/19/23	EUR	125	SEK	1,362	(3)
Deutsche Bank	01/19/23	USD	4,355	GBP	3,563	(44)
Deutsche Bank	02/15/23	USD	2,000	TRY	38,534	(12)
Deutsche Bank	02/15/23	TRY	48,108	USD	2,500	18
Morgan Stanley	03/15/23	USD	118	EUR	111	1
Morgan Stanley	03/15/23	USD	309	CHF	282	(1)
Morgan Stanley	03/15/23	USD	164	GBP	135	(1)
Morgan Stanley	03/15/23	EUR	3,636	USD	3,883	(29)
Morgan Stanley	03/15/23	CHF	742	USD	806	(3)
Morgan Stanley	03/15/23	GBP	922	USD	1,127	10

						$(209)

Open OTC Swap Contracts held by the Fund at December 31, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BAEIESPR INDEX	0.15%	ASSET RETURN	Quarterly	10/20/23	USD	$15,201	$135	$–	$135
Bank of America	**MLBX3P23 INDEX	0.00%	ASSET RETURN	Quarterly	11/21/23	USD	49,405	(14)	–	(14)
Bank of America	**MLEISUVU INDEX	0.20%	ASSET RETURN	Quarterly	03/03/23	USD	38,764	399	–	399
Bank of America	**RU10INTR INDEX	ASSET RETURN	3M SOFR +0.30%	Quarterly	04/12/23	USD	14,319	(313)	–	(313)
Bank of America	**RU10INTR INDEX	ASSET RETURN	3M SOFR +0.395%	Quarterly	04/12/23	USD	25,295	(1,665)	–	(1,665)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**RU20INTR INDEX	3M SOFR +0.15%	ASSET RETURN	Quarterly	04/12/23	USD	$14,719	$126	$–	$126
Bank of America	**RU20INTR INDEX	3M SOFR +0.22%	ASSET RETURN	Quarterly	04/12/23	USD	25,980	1,033	–	1,033
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	816	–	816
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	Quarterly	04/14/23	USD	56,710	–	–	–
BNP Paribas	**BNPUMFRL INDEX	3M SOFR RATE +0.47%	ASSET RETURN	Quarterly	05/04/23	USD	41,058	(359)	–	(359)
BNP Paribas	**BNPUMFRS INDEX	ASSET RETURN RATE +0.27%	3M SOFR	Quarterly	05/04/23	USD	42,239	1,968	–	1,968
Credit Suisse	**CSVPDSPG INDEX	0.50%	ASSET RETURN	Monthly	05/19/23	USD	16,989	(42)	–	(42)
Credit Suisse	**CSVTBSK7 INDEX	0.00%	ASSET RETURN	Quarterly	05/12/23	USD	62,585	254	–	254
Goldman Sachs	**GSVLR2B4 INDEX	0.00%	ASSET RETURN	Quarterly	08/03/23	USD	30,707	1,018	–	1,018
Goldman Sachs	**GSXUCYCL INDEX	SOFR +0.40%	ASSET RETURN	Quarterly	06/07/23	USD	11,428	–	–	–
Goldman Sachs	**GSXUEDEF INDEX	ASSET RETURN	SOFR -0.35%	Quarterly	06/07/23	USD	29,514	–	–	–
Goldman Sachs	**GSXUSGRO INDEX	SOFR +0.40%	ASSET RETURN	Quarterly	06/07/23	USD	11,702	–	–	–
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	ASSET RETURN	Quarterly	10/11/24	USD	40,000	676	–	676
JPMorgan Chase	**IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	03/20/23	USD	7,070	139	46	93
JPMorgan Chase	**IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	03/20/23	USD	15,666	(345)	52	(397)
JPMorgan Chase	**IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	06/20/23	USD	14,964	(249)	105	(354)
JPMorgan Chase	**JPQIFSL1 INDEX	FED FUNDS +0.64%	ASSET RETURN	Quarterly	02/21/23	USD	39,829	(589)	–	(589)
JPMorgan Chase	**JPQIFSS1 INDEX	ASSET RETURN	FED FUNDS -0.21%	Quarterly	02/21/23	USD	31,535	856	–	856
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/23	USD	33,622	140	–	140
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	1,486	–	1,486
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/24/23	USD	49,477	(2)	–	(2)
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	Quarterly	03/09/23	USD	30,879	35	–	35

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	07/29/23	USD	$25,670	$171	$–	$171
Societe Generale	**SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/21/23	USD	32,529	963	–	963
Societe Generale	**SGIXVR2U INDEX	SOFR +0.00%	ASSET RETURN	N/A	04/05/23	USD	38,399	2,557	13	2,544
UBS	**UBCSSUN1 INDEX	0.00%	ASSET RETURN	Quarterly	10/24/23	USD	14,523	(75)	–	(75)
UBS	**UBCSUFRR INDEX	0.00%	ASSET RETURN	Quarterly	11/29/23	USD	19,745	(140)	–	(140)

							$916,083	$8,979	$216	$8,763

** The following tables represent the individual underlying components comprising the Total Return Swaps at December 31, 2022. All underlying notionals are in U.S. Dollar.

**BAEIESPR Index: A strategy that sells ultra-short options to buy midterm length options to profit from a US equity market that slowly trades lower as opposed to falls quickly.

	Top Underlying Components	Notional	Percentage of Notional
Futures	S&P 500 EMINI Futures Mar23	$16,622,708	108.36%
Spot	US Dollar Spot	(1,325,320)	-8.64%
Index Option	January 23 Puts on SPX	6,219	0.04%
	January 23 Puts on SPX	5,442	0.04%
	January 23 Puts on SPX	4,470	0.03%
	January 23 Puts on SPX	3,887	0.03%
	January 23 Puts on SPX	3,790	0.02%
	January 23 Puts on SPX	3,498	0.02%
	January 23 Puts on SPX	3,401	0.02%
	January 23 Puts on SPX	3,110	0.02%
	January 23 Puts on SPX	2,721	0.02%
	January 23 Puts on SPX	2,527	0.02%
	January 23 Puts on SPX	690	0.00%
	January 23 Puts on SPX	690	0.00%
	January 23 Puts on SPX	690	0.00%
	January 23 Puts on SPX	789	0.01%
	January 23 Puts on SPX	789	0.01%

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Barclays EB05 Desk Strategy	$56,710,495	100.00%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momemtum factors.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Trean Insurance Group Inc	$148,765	0.36%
	Valvoline Inc	69,360	0.17%
	PROS Holdings Inc	69,360	0.17%
	Avidity Biosciences Inc	132,484	0.32%
	Weatherford International PLC	127,407	0.31%
	Rigel Pharmaceuticals Inc	124,960	0.30%
	Cognex Corp	62,356	0.15%
	MaxCyte Inc	62,356	0.15%
	Murphy USA Inc	61,240	0.15%
	Rimini Street Inc	61,240	0.15%
	Tidewater Inc	122,415	0.30%
	Select Energy Services Inc	121,356	0.30%
	PBF Energy Inc	119,719	0.29%
	ProFrac Holding Corp	115,347	0.28%
	National Energy Services Reunited Corp	114,670	0.28%
	Amplify Energy Corp	113,916	0.28%
	Evergy Inc	113,516	0.28%
	Artesian Resources Corp	113,401	0.28%
	DMC Global Inc	113,214	0.28%
	Par Pacific Holdings Inc	112,349	0.27%
	ONE Gas Inc	109,715	0.27%
	Teekay Corp	108,522	0.26%
	Pardes Biosciences Inc	107,658	0.26%
	Dominion Energy Inc	107,025	0.26%
	Liberty Energy Inc	106,964	0.26%
	Ameren Corp	106,597	0.26%
	OGE Energy Corp	105,302	0.26%
	Otter Tail Corp	105,255	0.26%
	California Resources Corp	104,819	0.26%
	Provident Bancorp Inc	104,766	0.26%
	Montauk Renewables Inc	104,406	0.25%
	National Fuel Gas Co	104,078	0.25%
	Consolidated Edison Inc	103,330	0.25%
	Talos Energy Inc	102,671	0.25%
	Vistra Corp	102,066	0.25%
	Murphy Oil Corp	101,278	0.25%
	US Silica Holdings Inc	101,171	0.25%
	ChampionX Corp	100,819	0.25%
	EOG Resources Inc	100,251	0.24%
	Berry Corp	100,061	0.24%
	California Water Service Group	99,534	0.24%
	NexTier Oilfield Solutions Inc	99,390	0.24%
	HomeStreet Inc	98,407	0.24%
	Magnolia Oil & Gas Corp	97,882	0.24%
	SVB Financial Group	97,479	0.24%
	ACNB Corp	97,296	0.24%
	Southwestern Energy Co	97,108	0.24%
	Texas Pacific Land Corp	96,961	0.24%
	Coterra Energy Inc	96,951	0.24%
	Ardmore Shipping Corp	96,876	0.24%
	Crescent Energy Co	96,680	0.24%
	Clearway Energy Inc	96,434	0.24%
	First Foundation Inc	95,334	0.23%
	Enterprise Bancorp Inc	95,214	0.23%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Macatawa Bank Corp	$94,838	0.23%
BayCom Corp	94,669	0.23%
PDC Energy Inc	94,105	0.23%
TrustCo Bank Corp NY	92,847	0.23%
Northern Oil and Gas Inc	92,628	0.23%
Babcock & Wilcox Enterprises Inc	92,452	0.23%
Brookfield Infrastructure Corp	92,447	0.23%
Parke Bancorp Inc	92,114	0.22%
Bankwell Financial Group Inc	92,107	0.22%
Independent Bank Corp	91,924	0.22%
OFG Bancorp	91,835	0.22%
Financial Institutions Inc	91,692	0.22%
First Financial Corp	91,610	0.22%
Central Pacific Financial Corp	91,609	0.22%
Civista Bancshares Inc	91,326	0.22%
Merchants Bancorp	91,325	0.22%
Westamerica BanCorp	91,129	0.22%
Capital Bancorp Inc	91,052	0.22%
Metropolitan Bank Holding Corp	90,898	0.22%
Comerica Inc	90,825	0.22%
HBT Financial Inc	90,592	0.22%
Simmons First National Corp	90,328	0.22%
Enterprise Financial Services Corp	90,079	0.22%
HomeTrust Bancshares Inc	89,981	0.22%
BCB Bancorp Inc	89,967	0.22%
National Western Life Group Inc	89,952	0.22%
Pulmonx Corp	89,915	0.22%
FNB Corp	89,507	0.22%
Hope Bancorp Inc	89,405	0.22%
Popular Inc	89,239	0.22%
RBB Bancorp	89,193	0.22%
Comstock Resources Inc	89,161	0.22%
Peoples Bancorp Inc	88,969	0.22%
CNB Financial Corp	88,844	0.22%
Home Bancorp Inc	88,729	0.22%
Quad/Graphics Inc	88,324	0.22%
Spirit AeroSystems Holdings Inc	87,932	0.21%
Hanmi Financial Corp	87,849	0.21%
Heritage Commerce Corp	87,649	0.21%
Stoke Therapeutics Inc	87,078	0.21%
MidWestOne Financial Group Inc	87,068	0.21%
Titan International Inc	86,717	0.21%
Kaman Corp	86,683	0.21%
Republic Bancorp Inc	86,669	0.21%
Eneti Inc	86,382	0.21%
Jounce Therapeutics Inc	85,867	0.21%
Customers Bancorp Inc	85,466	0.21%
Bioventus Inc	85,084	0.21%
Tactile Systems Technology Inc	84,891	0.21%
Carter Bankshares Inc	84,745	0.21%
Resideo Technologies Inc	84,692	0.21%
Columbia Banking System Inc	84,598	0.21%
Hancock Whitney Corp	84,463	0.21%
PacWest Bancorp	84,449	0.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
South Plains Financial Inc	$84,413	0.21%
Rayonier Advanced Materials Inc	84,074	0.21%
Builders FirstSource Inc	83,679	0.20%
Karat Packaging Inc	83,548	0.20%
AGCO Corp	83,294	0.20%
Summit Financial Group Inc	83,201	0.20%
BlueLinx Holdings Inc	82,972	0.20%
BrightView Holdings Inc	82,839	0.20%
Republic First Bancorp Inc	81,930	0.20%
AerSale Corp	81,902	0.20%
Sterling Infrastructure Inc	81,570	0.20%
First Bank/Hamilton NJ	81,523	0.20%
Telos Corp	81,038	0.20%
CompX International Inc	80,871	0.20%
Emerson Electric Co	80,716	0.20%
Signature Bank/New York NY	80,711	0.20%
Kelly Services Inc	80,397	0.20%
Proto Labs Inc	80,234	0.20%
ADMA Biologics Inc	80,183	0.20%
Forrester Research Inc	80,009	0.20%
Otis Worldwide Corp	79,927	0.20%
Y-mAbs Therapeutics Inc	79,917	0.19%
R1 RCM Inc	79,532	0.19%
HNI Corp	79,468	0.19%
Coherus Biosciences Inc	79,356	0.19%
Lincoln Electric Holdings Inc	79,343	0.19%
Quanex Building Products Corp	79,222	0.19%
SP Plus Corp	79,118	0.19%
Rallybio Corp	78,927	0.19%
Matson Inc	78,885	0.19%
Argan Inc	78,873	0.19%
Donaldson Co Inc	78,800	0.19%
Ventyx Biosciences Inc	78,565	0.19%
Illinois Tool Works Inc	78,548	0.19%
Alpine Immune Sciences Inc	78,516	0.19%
Hub Group Inc	78,341	0.19%
EMCOR Group Inc	78,339	0.19%
Huntington Ingalls Industries Inc	78,015	0.19%
Graco Inc	77,943	0.19%
AZZ Inc	77,890	0.19%
Tennant Co	77,880	0.19%
Insperity Inc	77,847	0.19%
UFP Industries Inc	77,523	0.19%
Regal Rexnord Corp	77,508	0.19%
The Manitowoc Co Inc	77,504	0.19%
Verisk Analytics Inc	77,437	0.19%
Allied Motion Technologies Inc	77,395	0.19%
EnerSys	77,184	0.19%
Kforce Inc	77,174	0.19%
CH Robinson Worldwide Inc	77,062	0.19%
ManpowerGroup Inc	77,010	0.19%
Landstar System Inc	76,858	0.19%
Omega Flex Inc	76,843	0.19%
ON24 Inc	76,696	0.19%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Vericel Corp	$76,686	0.19%
Global Industrial Co	76,488	0.19%
Radiant Logistics Inc	76,441	0.19%
Boise Cascade Co	76,380	0.19%
Parsons Corp	76,377	0.19%
Barrett Business Services Inc	76,308	0.19%
Encore Wire Corp	76,268	0.19%
Heidrick & Struggles International Inc	76,193	0.19%
Owens Corning	76,164	0.19%
Atlas Technical Consultants Inc	75,803	0.18%
Preformed Line Products Co	75,471	0.18%
JELD-WEN Holding Inc	75,165	0.18%
PGT Innovations Inc	75,084	0.18%
SI-BONE Inc	75,066	0.18%
Point Biopharma Global Inc	74,991	0.18%
Delta Air Lines Inc	74,900	0.18%
Phibro Animal Health Corp	74,851	0.18%
Catalyst Pharmaceuticals Inc	74,784	0.18%
American Equity Investment Life Holding Co	74,660	0.18%
Unisys Corp	74,636	0.18%
Caesarstone Ltd	74,245	0.18%
GrafTech International Ltd	74,224	0.18%
SkyWest Inc	74,164	0.18%
American Airlines Group Inc	74,114	0.18%
Perrigo Co PLC	74,110	0.18%
Atkore Inc	74,046	0.18%
Ambac Financial Group Inc	74,006	0.18%
NV5 Global Inc	73,689	0.18%
Rollins Inc	73,474	0.18%
U-Haul Holding Co	73,298	0.18%
Expeditors International of Washington Inc	73,223	0.18%
Inspire Medical Systems Inc	73,029	0.18%
Syneos Health Inc	72,936	0.18%
Deciphera Pharmaceuticals Inc	72,720	0.18%
Rapid7 Inc	72,661	0.18%
Cushman & Wakefield PLC	72,265	0.18%
Hudson Technologies Inc	72,131	0.18%
Veritiv Corp	72,097	0.18%
Box Inc	72,072	0.18%
Transcontinental Realty Investors Inc	71,863	0.18%
Bluegreen Vacations Holding Corp	71,800	0.18%
SolarWinds Corp	71,544	0.17%
Genworth Financial Inc	71,449	0.17%
Acuity Brands Inc	71,323	0.17%
Diamond Hill Investment Group Inc	71,229	0.17%
Forestar Group Inc	71,226	0.17%
OrthofIndex Medical Inc	71,205	0.17%
Evolus Inc	71,142	0.17%
Johnson Outdoors Inc	71,135	0.17%
Kronos Worldwide Inc	70,967	0.17%
Donnelley Financial Solutions Inc	70,947	0.17%
Bruker Corp	70,920	0.17%
Array Technologies Inc	70,810	0.17%
Alector Inc	70,428	0.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Zimvie Inc	$70,416	0.17%
NMI Holdings Inc	70,332	0.17%
The Howard Hughes Corp	70,241	0.17%
Loews Corp	70,218	0.17%
Ideaya Biosciences Inc	70,170	0.17%
SunCoke Energy Inc	70,143	0.17%
ACADIA Pharmaceuticals Inc	70,141	0.17%
The Charles Schwab Corp	70,097	0.17%
AirSculpt Technologies Inc	70,004	0.17%
Zynex Inc	69,990	0.17%
Advanced Drainage Systems Inc	69,989	0.17%
American International Group Inc	69,966	0.17%
Legalzoom.com Inc	69,923	0.17%
United Airlines Holdings Inc	69,917	0.17%
Fidelity National Financial Inc	69,794	0.17%
Ryerson Holding Corp	69,716	0.17%
Radian Group Inc	69,679	0.17%
CinCor Pharma Inc	69,436	0.17%
United States Lime & Minerals Inc	69,352	0.17%
Squarespace Inc	69,281	0.17%
Napco Security Technologies Inc	69,254	0.17%
RLI Corp	69,118	0.17%
Aflac Inc	69,040	0.17%
Mueller Industries Inc	69,000	0.17%
O-I Glass Inc	68,979	0.17%
Tiptree Inc	68,728	0.17%
Valhi Inc	68,688	0.17%
The Travelers Cos Inc	68,672	0.17%
Organogenesis Holdings Inc	68,670	0.17%
Ryan Specialty Holdings Inc	68,630	0.17%
Molina Healthcare Inc	68,615	0.17%
Waters Corp	68,479	0.17%
The Chemours Co	68,386	0.17%
Emergent BioSolutions Inc	68,337	0.17%
VeriSign Inc	68,297	0.17%
Reinsurance Group of America Inc	68,284	0.17%
Commercial Metals Co	68,239	0.17%
Horace Mann Educators Corp	68,183	0.17%
Essent Group Ltd	68,178	0.17%
UserTesting Inc	68,094	0.17%
Silvercrest Asset Management Group Inc	68,081	0.17%
The RMR Group Inc	68,050	0.17%
Elevance Health Inc	68,026	0.17%
A-Mark Precious Metals Inc	67,917	0.17%
Cardiovascular Systems Inc	67,891	0.17%
Cboe Global Markets Inc	67,876	0.17%
eGain Corp	67,863	0.17%
Innovage Holding Corp	67,830	0.17%
MGIC Investment Corp	67,806	0.17%
Pactiv Evergreen Inc	67,794	0.17%
Enact Holdings Inc	67,656	0.17%
Cirrus Logic Inc	67,541	0.16%
Rogers Corp	67,538	0.16%
MacroGenics Inc	67,524	0.16%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
HealthStream Inc	$67,454	0.16%
Evo Payments Inc	67,366	0.16%
Hims & Hers Health Inc	67,335	0.16%
McKesson Corp	67,331	0.16%
Silk Road Medical Inc	67,310	0.16%
Douglas Elliman Inc	67,274	0.16%
Bunge Ltd	67,257	0.16%
Navient Corp	67,256	0.16%
Enfusion Inc	67,187	0.16%
DocGo Inc	67,157	0.16%
Workiva Inc	67,083	0.16%
Constellium SE	66,949	0.16%
Olympic Steel Inc	66,913	0.16%
Concrete Pumping Holdings Inc	66,878	0.16%
Myers Industries Inc	66,873	0.16%
Chart Industries Inc	66,785	0.16%
Natera Inc	66,665	0.16%
Investors Title Co	66,576	0.16%
Treace Medical Concepts Inc	66,542	0.16%
Reliance Steel & Aluminum Co	66,526	0.16%
Vector Group Ltd	66,506	0.16%
Unum Group	66,444	0.16%
JetBlue Airways Corp	66,430	0.16%
Jones Lang LaSalle Inc	66,335	0.16%
Cohen & Steers Inc	66,321	0.16%
Ecovyst Inc	66,319	0.16%
Patrick Industries Inc	66,246	0.16%
American Software Inc	66,239	0.16%
Westlake Corp	66,128	0.16%
Capital One Financial Corp	66,062	0.16%
Marsh & McLennan Cos Inc	66,058	0.16%
OraSure Technologies Inc	66,012	0.16%
Cardinal Health Inc	65,994	0.16%
CompoSecure Inc	65,978	0.16%
Privia Health Group Inc	65,924	0.16%
iRadimed Corp	65,874	0.16%
Insight Enterprises Inc	65,847	0.16%
Arrow Electronics Inc	65,840	0.16%
Jackson Financial Inc	65,775	0.16%
Semtech Corp	65,654	0.16%
National Research Corp	65,619	0.16%
Viad Corp	65,607	0.16%
Olin Corp	65,566	0.16%
Open Lending Corp	65,539	0.16%
Lazard Ltd	65,494	0.16%
Ameriprise Financial Inc	65,468	0.16%
Aveanna Healthcare Holdings Inc	65,459	0.16%
NEurocrine Biosciences Inc	65,401	0.16%
Sealed Air Corp	65,309	0.16%
Sotera Health Co	65,209	0.16%
Inspired Entertainment Inc	65,200	0.16%
Westrock Co	65,082	0.16%
Ionis Pharmaceuticals Inc	65,045	0.16%
Humana Inc	65,044	0.16%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Village Super Market Inc	$65,016	0.16%
Ally Financial Inc	64,985	0.16%
United States Steel Corp	64,905	0.16%
Mastercard Inc	64,886	0.16%
Movado Group Inc	64,830	0.16%
Fair Isaac Corp	64,728	0.16%
Archer-Daniels-Midland Co	64,722	0.16%
Virtu Financial Inc	64,700	0.16%
Value Line Inc	64,634	0.16%
Synchrony Financial	64,625	0.16%
Coca-Cola Consolidated Inc	64,467	0.16%
Marine Products Corp	64,456	0.16%
Dropbox Inc	64,451	0.16%
Colgate-PalmoLive Co	64,434	0.16%
Cisco Systems Inc	64,402	0.16%
StoneX Group Inc	64,277	0.16%
Marcus & Millichap Inc	64,153	0.16%
Prudential Financial Inc	64,124	0.16%
Exelixis Inc	64,046	0.16%
Allegro MicroSystems Inc	64,030	0.16%
Target Hospitality Corp	63,987	0.16%
Nu Skin Enterprises Inc	63,881	0.16%
Jabil Inc	63,845	0.16%
Interactive Brokers Group Inc	63,814	0.16%
Lumentum Holdings Inc	63,730	0.16%
Computer Programs and Systems Inc	63,724	0.16%
LPL Financial Holdings Inc	63,668	0.16%
Keysight Technologies Inc	63,666	0.16%
Castle Biosciences Inc	63,576	0.16%
Vishay Precision Group Inc	63,538	0.16%
NextGen Healthcare Inc	63,487	0.15%
IBEX Holdings Ltd	63,410	0.15%
Ultra CLean Holdings Inc	63,382	0.15%
Viavi Solutions Inc	63,331	0.15%
Teradyne Inc	63,330	0.15%
FormFactor Inc	63,314	0.15%
Alignment Healthcare Inc	63,300	0.15%
Harmony Biosciences Holdings Inc	63,260	0.15%
TTM Technologies Inc	63,245	0.15%
Veeco Instruments Inc	63,239	0.15%
Principal Financial Group Inc	63,203	0.15%
Albertsons Cos Inc	63,196	0.15%
CommVault Systems Inc	63,091	0.15%
Jefferies Financial Group Inc	63,075	0.15%
Cadre Holdings Inc	63,003	0.15%
Vishay Intertechnology Inc	62,900	0.15%
Arlo Technologies Inc	62,887	0.15%
Brightcove Inc	62,860	0.15%
Rambus Inc	62,738	0.15%
Curo Group Holdings Corp	62,711	0.15%
F5 Inc	62,635	0.15%
Silvergate Capital Corp	62,577	0.15%
Axogen Inc	62,487	0.15%
Steel Dynamics Inc	62,483	0.15%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Texas Instruments Inc	$62,482	0.15%
Kiniksa Pharmaceuticals Ltd	62,397	0.15%
The Mosaic Co	62,332	0.15%
Kulicke & Soffa Industries Inc	62,237	0.15%
Bird Global Inc	62,151	0.15%
RingCentral Inc	62,132	0.15%
NVR Inc	62,131	0.15%
Warrior Met Coal Inc	62,101	0.15%
MasterCraft Boat Holdings Inc	61,991	0.15%
Winmark Corp	61,903	0.15%
Qualys Inc	61,878	0.15%
John B Sanfilippo & Son Inc	61,865	0.15%
WW International Inc	61,859	0.15%
Schnitzer Steel Industries Inc	61,848	0.15%
Foghorn Therapeutics Inc	61,786	0.15%
Rush Street Interactive Inc	61,765	0.15%
Nasdaq Inc	61,744	0.15%
Primo Water Corp	61,742	0.15%
Erie Indemnity Co	61,652	0.15%
Perdoceo Education Corp	61,634	0.15%
SIndex Flags Entertainment Corp	61,631	0.15%
Paychex Inc	61,630	0.15%
CTS Corp	61,622	0.15%
RE/MAX Holdings Inc	61,621	0.15%
Fresh Del Monte Produce Inc	61,530	0.15%
Brunswick Corporation of Delaware	61,462	0.15%
The Andersons Inc	61,434	0.15%
Nature’s Sunshine Products Inc	61,417	0.15%
Avis Budget Group Inc	61,411	0.15%
Whole Earth Brands Inc	61,364	0.15%
Paycom Software Inc	61,343	0.15%
Atlassian Corp	61,316	0.15%
Flowers Foods Inc	61,283	0.15%
Fortinet Inc	61,272	0.15%
Ingles Markets Inc	61,186	0.15%
Kronos Bio Inc	61,134	0.15%
Extreme Networks Inc	61,113	0.15%
Booking Holdings Inc	61,017	0.15%
Inari Medical Inc	60,967	0.15%
Ethan Allen Interiors Inc	60,950	0.15%
Skyline Champion Corp	60,918	0.15%
Medifast Inc	60,877	0.15%
Alpha Metallurgical Resources Inc	60,836	0.15%
The Home Depot Inc	60,807	0.15%
MarketWise Inc	60,745	0.15%
Avid Technology Inc	60,724	0.15%
Photronics Inc	60,501	0.15%
Biglari Holdings Inc	60,450	0.15%
Rent-A-Center Inc	60,281	0.15%
Tyson Foods Inc	60,277	0.15%
Post Holdings Inc	60,261	0.15%
GreenLight Biosciences Holdings PBC	60,246	0.15%
Seaboard Corp	60,100	0.15%
SomaLogic Inc	60,098	0.15%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
The Aaron’s Company Inc	$60,027	0.15%
CareDx Inc	59,929	0.15%
Belden Inc	59,890	0.15%
Nucor Corp	59,888	0.15%
Catalent Inc	59,815	0.15%
Digi International Inc	59,793	0.15%
Sonic Automotive Inc	59,792	0.15%
Century Casinos Inc	59,742	0.15%
MarineMax Inc	59,681	0.15%
Bluerock Homes Trust Inc	59,678	0.15%
James River Group Holdings Ltd	59,567	0.15%
BorgWarner Inc	59,547	0.15%
Cavco Industries Inc	59,524	0.15%
Inogen Inc	59,504	0.15%
Automatic Data Processing Inc	59,460	0.15%
Haverty Furniture Cos Inc	59,444	0.15%
SMART Global Holdings Inc	59,438	0.15%
EverQuote Inc	59,409	0.14%
Paylocity Holding Corp	59,407	0.14%
Molson Coors Beverage Co	59,268	0.14%
Adaptive Biotechnologies Corp	59,207	0.14%
PROG Holdings Inc	59,101	0.14%
Modine Manufacturing Co	59,095	0.14%
Apple Inc	59,060	0.14%
SIGA Technologies Inc	59,013	0.14%
The Hackett Group Inc	58,966	0.14%
Verra Mobility Corp	58,959	0.14%
Fossil Group Inc	58,905	0.14%
eXp World Holdings Inc	58,898	0.14%
Adeia Inc	58,866	0.14%
Aurinia Pharmaceuticals Inc	58,817	0.14%
Beazer Homes USA Inc	58,724	0.14%
Cal-Maine Foods Inc	58,708	0.14%
Arcutis Biotherapeutics Inc	58,690	0.14%
A10 Networks Inc	58,683	0.14%
iRhythm Technologies Inc	58,649	0.14%
Monarch Casino & Resort Inc	58,437	0.14%
Identiv Inc	58,396	0.14%
Pilgrim’s Pride Corp	58,189	0.14%
La-Z-Boy Inc	58,171	0.14%
Dynavax Technologies Corp	58,082	0.14%
Adient PLC	58,054	0.14%
Amkor Technology Inc	57,934	0.14%
Paycor HCM Inc	57,727	0.14%
ACM Research Inc	57,621	0.14%
Malibu Boats Inc	57,618	0.14%
Steven Madden Ltd	57,575	0.14%
CommScope Holding Co Inc	57,555	0.14%
PC Connection Inc	57,554	0.14%
Anywhere Real Estate Inc	57,463	0.14%
ChimerIndex Inc	57,401	0.14%
NutanIndex Inc	57,328	0.14%
Domino’s Pizza Inc	57,143	0.14%
Dillard’s Inc	57,135	0.14%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Shockwave Medical Inc	$57,132	0.14%
Inotiv Inc	57,074	0.14%
Seer Inc	57,044	0.14%
The Goodyear Tire & Rubber Company	56,968	0.14%
Amneal Pharmaceuticals Inc	56,863	0.14%
MiMedx Group Inc	56,775	0.14%
Marriott International Inc	56,760	0.14%
Standard Motor Products Inc	56,691	0.14%
TravelCenters of America Inc	56,595	0.14%
Corcept Therapeutics Inc	56,455	0.14%
American Public Education Inc	56,314	0.14%
Tupperware Brands Corp	56,096	0.14%
EZCORP Inc	55,634	0.14%
YETI Holdings Inc	55,509	0.14%
Adtalem Global Education Inc	55,442	0.14%
Vacasa Inc	55,249	0.13%
Winnebago Industries Inc	55,192	0.13%
Harley-Davidson Inc	55,125	0.13%
Green Dot Corp	54,532	0.13%
Palo Alto Networks Inc	54,289	0.13%
Vivid Seats Inc	54,228	0.13%
Etsy Inc	53,834	0.13%
Herbalife Nutrition Ltd	53,772	0.13%
Hovnanian Enterprises Inc	53,601	0.13%
Penn Entertainment Inc	53,534	0.13%
Airbnb Inc	53,452	0.13%
Allbirds Inc	53,427	0.13%
Expedia Group Inc	53,343	0.13%
Wingstop Inc	53,304	0.13%
General Motors Co	53,235	0.13%
STAAR Surgical Co	53,229	0.13%
Sleep Number Corp	53,174	0.13%
Thor Industries Inc	52,704	0.13%
Relmada Therapeutics Inc	52,681	0.13%
Paysafe Ltd	51,846	0.13%
Caesars Entertainment Inc	51,123	0.12%
Oxford Industries Inc	50,896	0.12%
Multiplan Corp	50,861	0.12%
Camping World Holdings Inc	50,841	0.12%
Kohl’s Corp	50,581	0.12%
Cross Country Healthcare Inc	50,353	0.12%
Bally’s Corp	49,683	0.12%
Edgio Inc	49,622	0.12%
908 Devices Inc	49,370	0.12%
Revolve Group Inc	48,990	0.12%
Talaris Therapeutics Inc	48,845	0.12%
American Axle & Manufacturing Holdings Inc	48,361	0.12%
IDT Corp	48,170	0.12%
The Beachbody Co Inc	47,447	0.12%
Vanda Pharmaceuticals Inc	47,033	0.11%
The RealReal Inc	46,156	0.11%
Thryv Holdings Inc	46,069	0.11%
Warby Parker Inc	45,918	0.11%
ZipRecruiter Inc	45,808	0.11%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Invivyd Inc	$44,894	0.11%
	TechTarget Inc	44,058	0.11%
	Live Nation Entertainment Inc	43,349	0.11%
	Lulu’s Fashion Lounge Holdings Inc	43,302	0.11%
	Novavax Inc	43,208	0.11%
	Tricida Inc	43,123	0.11%
	Playstudios Inc	43,062	0.11%
	Gogo Inc	42,734	0.10%
	Gambling.com Group Ltd	42,169	0.10%
	Gelesis Holdings Inc	42,009	0.10%
	Yelp Inc	41,555	0.10%
	TrueCar Inc	41,485	0.10%
	aka Brands Holding Corp	41,335	0.10%
	Playtika Holding Corp	41,202	0.10%
	Affimed NV	41,197	0.10%
	Ooma Inc	41,144	0.10%
	Tesla Inc	39,915	0.10%
	Sinclair Broadcast Group Inc	39,070	0.10%
	Stagwell Inc	38,095	0.09%
	Leafly Holdings Inc	37,915	0.09%
	The Trade Desk Inc	37,802	0.09%
	PubMatic Inc	37,158	0.09%
	Gannett Co Inc	36,152	0.09%
	iHeartMedia Inc	36,110	0.09%
	Core Scientific Inc	36,041	0.09%
	IronNet Inc	35,854	0.09%
	Instil Bio Inc	34,996	0.09%
	Lions Gate Entertainment Corp	33,722	0.08%
	Globalstar Inc	32,679	0.08%
	Innovid Corp	26,816	0.07%
	Skillz Inc	23,706	0.06%
	Avaya Holdings Corp	10,535	0.03%
REIT	Braemar Hotels & Resorts Inc	77,116	0.19%
	Weyerhaeuser Co	66,382	0.16%
	Two Harbors Investment Corp	66,032	0.16%
	Lamar Advertising Co	66,011	0.16%
	iStar Inc	65,883	0.16%
	Public Storage	65,760	0.16%
	Equity Commonwealth	64,974	0.16%
	Extra Space Storage Inc	64,263	0.16%
	Ryman Hospitality Properties Inc	63,055	0.15%
	Hersha Hospitality Trust	62,459	0.15%
	Office Properties Income Trust	62,453	0.15%
	Broadmark Realty Capital Inc	62,254	0.15%
	BrightSpire Capital Inc	61,875	0.15%
	Starwood Property Trust Inc	60,568	0.15%
	Redwood Trust Inc	59,556	0.15%
	Granite Point Mortgage Trust Inc	56,638	0.14%
	Ashford Hospitality Trust Inc	48,187	0.12%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momemtum factors.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Phreesia Inc	$(94,217)	0.23%
	ICF International Inc	(94,217)	0.23%
	Alcoa Corp	(89,489)	0.22%
	PAR Technology Corp	(89,489)	0.22%
	Diamond Offshore Drilling Inc	(132,164)	0.33%
	Uranium Energy Corp	(131,398)	0.32%
	Valaris Ltd	(128,989)	0.32%
	Noble Corp PLC	(126,587)	0.31%
	Kinetik Holdings Inc	(124,697)	0.31%
	CNX Resources Corp	(124,398)	0.31%
	Expro Group Holdings NV	(123,525)	0.30%
	Targa Resources Corp	(123,479)	0.30%
	Helmerich & Payne Inc	(123,454)	0.30%
	NextDecade Corp	(120,002)	0.30%
	Permian Resources Corp	(119,336)	0.29%
	Willdan Group Inc	(119,218)	0.29%
	NOV Inc	(117,019)	0.29%
	FTC Solar Inc	(116,126)	0.29%
	Energy Fuels Inc	(115,869)	0.29%
	CMS Energy Corp	(115,801)	0.29%
	Ur-Energy Inc	(115,290)	0.28%
	South Jersey Industries Inc	(115,269)	0.28%
	Alta Equipment Group Inc	(114,119)	0.28%
	Solaris Oilfield Infrastructure Inc	(113,412)	0.28%
	Northwest Natural Holding Co	(112,820)	0.28%
	Enviva Inc	(112,739)	0.28%
	TG Therapeutics Inc	(112,717)	0.28%
	Pure Cycle Corp	(112,161)	0.28%
	Gevo Inc	(112,152)	0.28%
	FirstEnergy Corp	(111,782)	0.28%
	Markforged Holding Corp	(111,494)	0.27%
	Golden Ocean Group Ltd	(111,366)	0.27%
	Spire Inc	(110,855)	0.27%
	The Boeing Co	(110,132)	0.27%
	NiSource Inc	(110,060)	0.27%
	Green Plains Inc	(109,889)	0.27%
	Essential Utilities Inc	(109,311)	0.27%
	Coupa Software Inc	(108,798)	0.27%
	Cheniere Energy Inc	(108,417)	0.27%
	Distribution Solutions Group Inc	(107,714)	0.27%
	Heritage-Crystal CLean Inc	(107,615)	0.27%
	Science Applications International Corp	(107,343)	0.26%
	The AZEK Co Inc	(106,619)	0.26%
	Atmos Energy Corp	(106,418)	0.26%
	Atlas Air Worldwide Holdings Inc	(106,360)	0.26%
	Herc Holdings Inc	(105,518)	0.26%
	Alto Ingredients Inc	(105,144)	0.26%
	Griffon Corp	(104,994)	0.26%
	Lyft Inc	(104,965)	0.26%
	Hayward Holdings Inc	(104,614)	0.26%
	KBR Inc	(104,578)	0.26%
	Air Lease Corp	(103,941)	0.26%
	John Bean Technologies Corp	(103,761)	0.26%
	Constellation Energy Corp	(103,653)	0.26%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
TFS Financial Corp	$(103,480)	0.26%
Parker-Hannifin Corp	(103,458)	0.26%
Nordic American Tankers Ltd	(103,076)	0.25%
Sempra Energy	(103,066)	0.25%
PureCycle Technologies Inc	(102,980)	0.25%
Fluor Corp	(102,762)	0.25%
Capitol Federal Financial Inc	(102,375)	0.25%
Equifax Inc	(102,041)	0.25%
Waterstone Financial Inc	(101,960)	0.25%
Pentair PLC	(101,942)	0.25%
Alteryx Inc	(101,627)	0.25%
CLean Energy Fuels Corp	(101,055)	0.25%
FedEx Corp	(100,942)	0.25%
Montrose Environmental Group Inc	(100,929)	0.25%
Akero Therapeutics Inc	(100,728)	0.25%
Texas Capital Bancshares Inc	(100,574)	0.25%
The Bank of New York Mellon Corp	(100,552)	0.25%
Mativ Holdings Inc	(100,421)	0.25%
Blue Foundry Bancorp	(100,046)	0.25%
Columbia Financial Inc	(99,982)	0.25%
ACV Auctions Inc	(99,887)	0.25%
GATX Corp	(99,267)	0.24%
Shift4 Payments Inc	(99,213)	0.24%
First Horizon Corp	(99,161)	0.24%
JPMorgan Chase & Co	(99,107)	0.24%
Northeast Bank	(98,741)	0.24%
BOK Financial Corp	(98,485)	0.24%
SiteOne Landscape Supply Inc	(98,365)	0.24%
Royal Gold Inc	(98,304)	0.24%
TriMas Corp	(98,216)	0.24%
UMB Financial Corp	(97,932)	0.24%
CoStar Group Inc	(97,898)	0.24%
International Money Express Inc	(97,823)	0.24%
Knight-Swift Transportation Holdings Inc	(97,693)	0.24%
Metrocity Bankshares Inc	(97,677)	0.24%
Outset Medical Inc	(97,538)	0.24%
Marten Transport Ltd	(97,314)	0.24%
Custom Truck One Source Inc	(97,263)	0.24%
Nicolet Bankshares Inc	(97,233)	0.24%
Allegion plc	(97,178)	0.24%
Heartland Express Inc	(97,059)	0.24%
Crown Holdings Inc	(96,955)	0.24%
Spirit Airlines Inc	(96,738)	0.24%
GXO Logistics Inc	(96,504)	0.24%
Community Bank System Inc	(96,443)	0.24%
Northern Trust Corp	(96,435)	0.24%
Hecla Mining Co	(96,398)	0.24%
Carriage Services Inc	(96,335)	0.24%
Commerce Bancshares Inc	(96,256)	0.24%
Tucows Inc	(96,218)	0.24%
Air Products and Chemicals Inc	(96,001)	0.24%
Werner Enterprises Inc	(95,977)	0.24%
Primis Financial Corp	(95,846)	0.24%
Coeur Mining Inc	(95,752)	0.24%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Kirby Corp	$(95,703)	0.24%
Ambarella Inc	(95,678)	0.24%
Middlesex Water Co	(95,626)	0.24%
Hingham Institution For Savings The	(95,525)	0.24%
Alpha Teknova Inc	(95,401)	0.24%
The Bancorp Inc	(95,290)	0.24%
Bank First Corp	(95,271)	0.23%
Park National Corp	(95,035)	0.23%
Washington Trust Bancorp Inc	(94,882)	0.23%
F45 Training Holdings Inc	(94,445)	0.23%
Korn Ferry	(94,273)	0.23%
Vulcan Materials Co	(94,129)	0.23%
Helen of Troy Ltd	(94,003)	0.23%
Lakeland Financial Corp	(93,882)	0.23%
Cass Information Systems Inc	(93,762)	0.23%
Aris Water Solution Inc	(93,640)	0.23%
Tempur Sealy International Inc	(93,621)	0.23%
Okta Inc	(93,310)	0.23%
Saia Inc	(93,256)	0.23%
Tompkins Financial Corp	(93,042)	0.23%
Citizens & Northern Corp	(93,014)	0.23%
Chinook Therapeutics Inc	(92,924)	0.23%
The First Bancshares Inc	(92,627)	0.23%
Transcat Inc	(92,413)	0.23%
First Financial Bankshares Inc	(92,247)	0.23%
MVB Financial Corp	(92,148)	0.23%
Bloom Energy Corp	(91,970)	0.23%
NanoString Technologies Inc	(91,859)	0.23%
Bank of America Corp	(91,695)	0.23%
City Holding Co	(91,676)	0.23%
Martin Marietta Materials Inc	(91,644)	0.23%
Coastal Financial Corp	(91,389)	0.23%
Blue Bird Corp	(91,317)	0.23%
Universal Health Services Inc	(91,015)	0.22%
Uber Technologies Inc	(90,943)	0.22%
Ball Corp	(90,874)	0.22%
Origin Bancorp Inc	(90,831)	0.22%
1-800-Flowers.com Inc	(90,515)	0.22%
Aspen Aerogels Inc	(90,288)	0.22%
Aemetis Inc	(90,130)	0.22%
Fulcrum Therapeutics Inc	(90,122)	0.22%
Amerant Bancorp Inc	(90,059)	0.22%
Zurn Elkay Water Solutions Corp	(89,840)	0.22%
MKS Instruments Inc	(89,793)	0.22%
Harsco Corp	(89,626)	0.22%
First Interstate BancSystem Inc	(89,597)	0.22%
ServisFirst Bancshares Inc	(89,383)	0.22%
Ameresco Inc	(89,315)	0.22%
Exact Sciences Corp	(89,238)	0.22%
Vaxcyte Inc	(89,217)	0.22%
Upwork Inc	(89,159)	0.22%
Infinera Corp	(89,136)	0.22%
Toast Inc	(89,069)	0.22%
Blackline Inc	(88,845)	0.22%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Five9 Inc	$(88,623)	0.22%
National Bank Holdings Corp	(88,602)	0.22%
Burlington Stores Inc	(88,600)	0.22%
Compass Minerals International Inc	(88,566)	0.22%
Sunnova Energy International Inc	(88,226)	0.22%
Bank OZK	(88,219)	0.22%
Live Oak Bancshares Inc	(88,181)	0.22%
Penumbra Inc	(88,162)	0.22%
Newell Brands Inc	(88,092)	0.22%
Veritex Holdings Inc	(88,066)	0.22%
Allegiant Travel Co	(87,770)	0.22%
SentinelOne Inc	(87,729)	0.22%
Stellar Bancorp Inc	(87,687)	0.22%
Mohawk Industries Inc	(87,597)	0.22%
Stock Yards Bancorp Inc	(87,537)	0.22%
Confluent Inc	(87,378)	0.22%
Southern Missouri Bancorp Inc	(87,365)	0.22%
Oracle Corp	(87,155)	0.21%
Destination XL Group Inc	(87,098)	0.21%
SmartRent Inc	(87,080)	0.21%
Apollo Medical Holdings Inc	(87,062)	0.21%
Great Lakes Dredge & Dock Corp	(87,009)	0.21%
The Bank of NT Butterfield & Son Ltd	(86,662)	0.21%
The Pennant Group Inc	(86,638)	0.21%
ChargePoint Holdings Inc	(86,561)	0.21%
HCI Group Inc	(86,545)	0.21%
BancFirst Corp	(86,305)	0.21%
The Duckhorn Portfolio Inc	(86,017)	0.21%
Balchem Corp	(85,837)	0.21%
Wolverine World Wide Inc	(85,836)	0.21%
Kimball Electronics Inc	(85,795)	0.21%
The Cooper Cos Inc	(85,725)	0.21%
Century Aluminum Co	(85,662)	0.21%
Carpenter Technology Corp	(85,494)	0.21%
Guess? Inc	(85,461)	0.21%
Comtech Telecommunications Corp	(85,424)	0.21%
Krystal Biotech Inc	(85,415)	0.21%
NRG Energy Inc	(85,364)	0.21%
Orrstown Financial Services Inc	(85,273)	0.21%
Snowflake Inc	(85,192)	0.21%
Service Corp International	(85,158)	0.21%
Theravance Biopharma Inc	(85,077)	0.21%
Masimo Corp	(84,967)	0.21%
Gartner Inc	(84,869)	0.21%
Blucora Inc	(84,823)	0.21%
America’s Car-Mart Inc	(84,753)	0.21%
Whirlpool Corp	(84,695)	0.21%
PVH Corp	(84,678)	0.21%
The Honest Co Inc	(84,667)	0.21%
GoDaddy Inc	(84,415)	0.21%
Aviat Networks Inc	(84,406)	0.21%
FB Financial Corp	(84,366)	0.21%
Glacier Bancorp Inc	(84,213)	0.21%
Tellurian Inc	(84,212)	0.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Bath & Body Works Inc	$(84,054)	0.21%
Five Below Inc	(84,022)	0.21%
Kaiser Aluminum Corp	(83,897)	0.21%
HCA Healthcare Inc	(83,886)	0.21%
National Vision Holdings Inc	(83,872)	0.21%
The Ensign Group Inc	(83,853)	0.21%
CTI BioPharma Corp	(83,839)	0.21%
LHC Group Inc	(83,540)	0.21%
Associated Capital Group Inc	(83,459)	0.21%
Signify Health Inc	(83,415)	0.21%
Innoviva Inc	(83,372)	0.21%
Frontier Group Holdings Inc	(83,332)	0.21%
Select Medical Holdings Corp	(83,326)	0.21%
Cloudflare Inc	(83,065)	0.20%
Churchill Downs Inc	(83,047)	0.20%
Cowen Inc	(82,806)	0.20%
Hanesbrands Inc	(82,799)	0.20%
Plug Power Inc	(82,722)	0.20%
Boot Barn Holdings Inc	(82,685)	0.20%
1Life Healthcare Inc	(82,621)	0.20%
OrthoPediatrics Corp	(82,460)	0.20%
Moderna Inc	(82,310)	0.20%
BellRing Brands Inc	(82,293)	0.20%
PeGasystems Inc	(82,287)	0.20%
Rocket Pharmaceuticals Inc	(82,258)	0.20%
Church & Dwight Co Inc	(82,160)	0.20%
CONMED Corp	(82,043)	0.20%
Block Inc	(81,911)	0.20%
Wheels Up Experience Inc	(81,879)	0.20%
Prestige Consumer Healthcare Inc	(81,873)	0.20%
4D Molecular Therapeutics Inc	(81,865)	0.20%
Brightsphere Investment Group Inc	(81,809)	0.20%
Grid Dynamics Holdings Inc	(81,599)	0.20%
Perella Weinberg Partners	(81,598)	0.20%
ICU Medical Inc	(81,511)	0.20%
Sonos Inc	(81,460)	0.20%
Reata Pharmaceuticals Inc	(81,438)	0.20%
Purple Innovation Inc	(81,370)	0.20%
LGI Homes Inc	(81,353)	0.20%
Vail Resorts Inc	(81,292)	0.20%
Oak Street Health Inc	(81,183)	0.20%
SoFi Technologies Inc	(81,178)	0.20%
RenaissanceRe Holdings Ltd	(81,173)	0.20%
Impinj Inc	(81,122)	0.20%
Genuine Parts Co	(81,053)	0.20%
Repay Holdings Corp	(81,021)	0.20%
Stem Inc	(80,855)	0.20%
8x8 Inc	(80,657)	0.20%
The Simply Good Foods Co	(80,397)	0.20%
Marqeta Inc	(80,326)	0.20%
FuelCell Energy Inc	(80,306)	0.20%
US Foods Holding Corp	(80,301)	0.20%
Triumph Financial Inc	(80,224)	0.20%
Amplitude Inc	(80,177)	0.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
OneSpaWorld Holdings Ltd	$(80,023)	0.20%
Gen Digital Inc	(80,022)	0.20%
Everbridge Inc	(80,001)	0.20%
Leggett & Platt Inc	(79,854)	0.20%
Enova International Inc	(79,830)	0.20%
Matterport Inc	(79,756)	0.20%
Blue Owl Capital Inc	(79,754)	0.20%
Focus Financial Partners Inc	(79,726)	0.20%
iRobot Corp	(79,627)	0.20%
Stride Inc	(79,527)	0.20%
Planet Labs PBC	(79,432)	0.20%
Dave & Buster’s Entertainment Inc	(79,377)	0.20%
Mister Car Wash Inc	(79,243)	0.20%
Brown & Brown Inc	(79,217)	0.20%
Western Digital Corp	(79,094)	0.20%
First Solar Inc	(79,088)	0.20%
Sunrun Inc	(78,991)	0.19%
WD-40 Co	(78,893)	0.19%
Voya Financial Inc	(78,852)	0.19%
Compass Diversified Holdings	(78,787)	0.19%
Velocity Financial Inc	(78,764)	0.19%
Reynolds Consumer Products Inc	(78,757)	0.19%
Amylyx Pharmaceuticals Inc	(78,704)	0.19%
Acadia Healthcare Co Inc	(78,668)	0.19%
Franchise Group Inc	(78,579)	0.19%
Azenta Inc	(78,378)	0.19%
Universal Insurance Holdings Inc	(78,186)	0.19%
Hilton Worldwide Holdings Inc	(78,169)	0.19%
Liquidity Services Inc	(78,148)	0.19%
10X Genomics Inc	(78,136)	0.19%
Integer Holdings Corp	(78,128)	0.19%
REGENXBIO Inc	(78,118)	0.19%
Kontoor Brands Inc	(78,110)	0.19%
Morphic Holding Inc	(78,101)	0.19%
Mesa Laboratories Inc	(78,013)	0.19%
Designer Brands Inc	(77,995)	0.19%
Hippo Holdings Inc	(77,949)	0.19%
Universal Corp	(77,911)	0.19%
Enovis Corp	(77,871)	0.19%
SunPower Corp	(77,838)	0.19%
RadNet Inc	(77,816)	0.19%
National Beverage Corp	(77,750)	0.19%
UiPath Inc	(77,740)	0.19%
Intercontinental Exchange Inc	(77,718)	0.19%
IVERIC bio Inc	(77,581)	0.19%
Neogen Corp	(77,457)	0.19%
Prothena Corp PLC	(77,454)	0.19%
Biogen Inc	(77,416)	0.19%
Elanco Animal Health Inc	(77,357)	0.19%
Hilton Grand Vacations Inc	(77,350)	0.19%
Mercury General Corp	(77,273)	0.19%
Brighthouse Financial Inc	(77,108)	0.19%
Vintage Wine Estates Inc	(77,099)	0.19%
Macy’s Inc	(77,007)	0.19%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Seneca Foods Corp	$(76,953)	0.19%
Entegris Inc	(76,891)	0.19%
Zentalis Pharmaceuticals Inc	(76,880)	0.19%
3D Systems Corp	(76,854)	0.19%
Ligand Pharmaceuticals Inc	(76,822)	0.19%
Advanced Micro Devices Inc	(76,770)	0.19%
Gentherm Inc	(76,598)	0.19%
HF Foods Group Inc	(76,559)	0.19%
Walgreens Boots Alliance Inc	(76,258)	0.19%
World Acceptance Corp	(75,745)	0.19%
NETGEAR Inc	(75,739)	0.19%
eHealth Inc	(75,723)	0.19%
Blade Air Mobility Inc	(75,701)	0.19%
Finance Of America Cos Inc	(75,618)	0.19%
Asana Inc	(75,587)	0.19%
Royalty Pharma PLC	(75,309)	0.19%
Cardlytics Inc	(74,998)	0.18%
C3.ai Inc	(74,660)	0.18%
Ares Management Corp	(74,560)	0.18%
Agios Pharmaceuticals Inc	(74,441)	0.18%
Spire Global Inc	(74,086)	0.18%
Lindblad Expeditions Holdings Inc	(73,945)	0.18%
KKR & Co Inc	(73,528)	0.18%
Cannae Holdings Inc	(73,413)	0.18%
MGP Ingredients Inc	(73,227)	0.18%
Microvast Holdings Inc	(73,196)	0.18%
Sana Biotechnology Inc	(72,862)	0.18%
Walker & Dunlop Inc	(72,809)	0.18%
Piper Sandler Cos	(72,720)	0.18%
VF Corp	(72,711)	0.18%
Trupanion Inc	(72,685)	0.18%
PMV Pharmaceuticals Inc	(72,480)	0.18%
Houlihan Lokey Inc	(72,411)	0.18%
Olaplex Holdings Inc	(72,314)	0.18%
Editas Medicine Inc	(72,310)	0.18%
Oscar Health Inc	(72,198)	0.18%
Porch Group Inc	(72,137)	0.18%
Piedmont Lithium Inc	(72,134)	0.18%
Blackstone Inc	(72,102)	0.18%
Cutera Inc	(72,028)	0.18%
Digital Turbine Inc	(71,966)	0.18%
Proterra Inc	(71,818)	0.18%
Virgin Galactic Holdings Inc	(71,582)	0.18%
LendingClub Corp	(71,544)	0.18%
Fastly Inc	(71,358)	0.18%
LivePerson Inc	(71,350)	0.18%
Berkeley Lights Inc	(71,093)	0.18%
OPKO Health Inc	(71,055)	0.18%
Digimarc Corp	(70,860)	0.17%
Lexicon Pharmaceuticals Inc	(70,620)	0.17%
Carnival Corp	(70,513)	0.17%
Tarsus Pharmaceuticals Inc	(70,443)	0.17%
AdaptHealth Corp	(70,255)	0.17%
Zuora Inc	(70,040)	0.17%
Freshpet Inc	(69,866)	0.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
OneMain Holdings Inc	$(69,811)	0.17%
Beam Therapeutics Inc	(69,801)	0.17%
Denny’s Corp	(69,701)	0.17%
Goosehead Insurance Inc	(69,557)	0.17%
AMMO Inc	(69,426)	0.17%
StepStone Group Inc	(69,350)	0.17%
Arvinas Inc	(69,065)	0.17%
Corsair Gaming Inc	(68,913)	0.17%
Codexis Inc	(68,676)	0.17%
Solid Power Inc	(68,373)	0.17%
BRP Group Inc	(68,152)	0.17%
Bluebird Bio Inc	(68,108)	0.17%
Veracyte Inc	(68,047)	0.17%
Traeger Inc	(67,964)	0.17%
Ollie’s Bargain Outlet Holdings Inc	(67,766)	0.17%
Teladoc Health Inc	(67,678)	0.17%
Robinhood Markets Inc	(67,437)	0.17%
Atomera Inc	(67,330)	0.17%
Precigen Inc	(67,202)	0.17%
Akoustis Technologies Inc	(67,010)	0.17%
22nd Century Group Inc	(66,612)	0.16%
NeoGenomics Inc	(66,446)	0.16%
Inovio Pharmaceuticals Inc	(65,835)	0.16%
Lincoln National Corp	(65,494)	0.16%
Altice USA Inc	(65,405)	0.16%
Norwegian Cruise Line Holdings Ltd	(64,741)	0.16%
Pacific Biosciences of California Inc	(64,121)	0.16%
Turtle Beach Corp	(63,594)	0.16%
DigitalBridge Group Inc	(63,361)	0.16%
Inhibrx Inc	(63,352)	0.16%
Intellia Therapeutics Inc	(63,214)	0.16%
Veritone Inc	(62,887)	0.16%
Redfin Corp	(62,440)	0.15%
IonQ Inc	(62,066)	0.15%
Unity Software Inc	(62,062)	0.15%
NerdWallet Inc	(62,024)	0.15%
Vaxart Inc	(61,764)	0.15%
American Well Corp	(61,743)	0.15%
Coinbase Global Inc	(61,443)	0.15%
Smith & Wesson Brands Inc	(61,289)	0.15%
Qurate Retail Inc	(60,941)	0.15%
QuinStreet Inc	(60,728)	0.15%
The Interpublic Group of Cos Inc	(60,169)	0.15%
Butterfly Network Inc	(59,582)	0.15%
Liberty Latin America Ltd	(59,447)	0.15%
Liberty Media Corp-Liberty Formula One - Class A	(59,236)	0.15%
Liberty Media Corp-Liberty Braves	(59,170)	0.15%
Gray Television Inc	(59,163)	0.15%
Lemonade Inc	(59,154)	0.15%
Affirm Holdings Inc	(58,782)	0.14%
Sorrento Therapeutics Inc	(58,758)	0.14%
Ondas Holdings Inc	(58,633)	0.14%
Bionano Genomics Inc	(58,372)	0.14%
Outbrain Inc	(57,219)	0.14%
Cue Health Inc	(56,712)	0.14%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	PLBY Group Inc	$(56,475)	0.14%
	Opendoor Technologies Inc	(56,144)	0.14%
	Boston Omaha Corp	(56,073)	0.14%
	Ouster Inc	(55,577)	0.14%
	Allogene Therapeutics Inc	(55,560)	0.14%
	Madison Square Garden Entertainment Corp	(55,499)	0.14%
	Rite Aid Corp	(55,340)	0.14%
	Workhorse Group Inc	(54,949)	0.14%
	DISH Network Corp	(54,910)	0.14%
	Invitae Corp	(54,726)	0.13%
	Caribou Biosciences Inc	(54,606)	0.13%
	Hydrofarm Holdings Group Inc	(53,907)	0.13%
	Entravision Communications Corp	(53,206)	0.13%
	The Walt Disney Co	(53,174)	0.13%
	Advantage Solutions Inc	(52,522)	0.13%
	Peloton Interactive Inc	(52,228)	0.13%
	Luminar Technologies Inc	(51,987)	0.13%
	Bumble Inc	(51,653)	0.13%
	Ziff Davis Inc	(51,582)	0.13%
	Paramount Global	(50,404)	0.12%
	PFSweb Inc	(49,732)	0.12%
	Root Inc	(49,350)	0.12%
	Fate Therapeutics Inc	(40,322)	0.10%
	Mirati Therapeutics Inc	(39,337)	0.10%
	Cinemark Holdings Inc	(38,272)	0.09%
REIT	AGNC Investment Corp	(85,574)	0.21%
	STORE Capital Corp	(83,335)	0.21%
	Essential Properties Realty Trust Inc	(82,482)	0.20%
	Veris Residential Inc	(81,233)	0.20%
	Annaly Capital Management Inc	(80,067)	0.20%
	Invesco Mortgage Capital Inc	(78,802)	0.19%
	ARMOUR Residential REIT Inc	(78,709)	0.19%
	Alexandria Real Estate Equities Inc	(78,634)	0.19%
	CTO Realty Growth Inc	(78,389)	0.19%
	Acadia Realty Trust	(78,341)	0.19%
	Americold Realty Trust Inc	(78,127)	0.19%
	NETSTREIT Corp	(78,078)	0.19%
	Healthcare Realty Trust Inc	(78,064)	0.19%
	Independence Realty Trust Inc	(77,781)	0.19%
	InvenTrust Properties Corp	(77,217)	0.19%
	PotlatchDeltic Corp	(76,342)	0.19%
	Plymouth Industrial REIT Inc	(75,879)	0.19%
	TPG RE Finance Trust Inc	(75,736)	0.19%
	Hannon Armstrong Sustainable Infrastructure Capital Inc	(75,448)	0.19%
	Thr Macerich Co	(74,434)	0.18%
	Orion Office REIT Inc	(74,243)	0.18%
	MFA Financial Inc	(73,179)	0.18%
	Clipper Realty Inc	(71,098)	0.18%
	Nexpoint Real Estate Finance Inc	(70,591)	0.17%
	PennyMac Mortgage Investment Trust	(67,552)	0.17%
	Chimera Investment Corp	(65,496)	0.16%

**CSVPDSPG Index: Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Option	Put on SPDR S&P 500 ETF Trust	$(52,935,430)	-312.32%
	Call on SPDR S&P 500 ETF Trust	(32,413,562)	-191.24%
	Put on Apple Inc	7,767,984	45.83%
	Put on Microsoft Corp	6,167,595	36.39%
	Call on Apple Inc	5,303,788	31.29%
	Call on Microsoft Corp	4,807,026	28.36%
	Put on Amazon.Com Inc	2,555,102	15.08%
	Call on Amazon.Com Inc	2,217,169	13.08%
	Put on Berkshire Hathaway Inc-Cl B	1,981,992	11.69%
	Put on Alphabet Inc-Cl A	1,919,846	11.33%
	Put on Alphabet Inc-Cl C	1,740,706	10.27%
	Put on Unitedhealth Group Inc	1,677,380	9.90%
	Put on Johnson & Johnson	1,588,562	9.37%
	Call on Alphabet Inc-Cl A	1,561,336	9.21%
	Put on Exxon Mobil Corp	1,534,540	9.05%
	Put on JPMorgan Chase & Co	1,507,026	8.89%
	Call on Alphabet Inc-Cl C	1,363,762	8.05%
	Put on Procter & Gamble Co/The	1,363,547	8.04%
	Call on Berkshire Hathaway Inc-Cl B	1,347,999	7.95%
	Put on Tesla Inc	1,335,374	7.88%
	Call on Exxon Mobil Corp	1,283,596	7.57%
	Call on Unitedhealth Group Inc	1,268,921	7.49%
	Call on Johnson & Johnson	1,253,860	7.40%
	Put on NVIDIA Corp	1,243,180	7.33%
	Call on Tesla Inc	1,238,561	7.31%
	Put on Visa Inc-Class A Shares	1,174,041	6.93%
	Put on Home Depot Inc	1,117,495	6.59%
	Call on NVIDIA Corp	1,094,873	6.46%
	Put on Chevron Corp	1,088,317	6.42%
	Put on The Coca-Cola Co	955,564	5.64%
	Put on Pepsico Inc	948,139	5.59%
	Call on The Procter & Gamble Co	925,685	5.46%
	Call on JPMorgan Chase & Co	911,885	5.38%
	Put on Eli Lilly & Co	909,884	5.37%
	Put on Merck & Co. Inc.	903,382	5.33%
	Put on Abbvie Inc	866,034	5.11%
	Put on Pfizer Inc	861,589	5.08%
	Call on Home Depot Inc	856,199	5.05%
	Call on Visa Inc-Class A Shares	853,732	5.04%
	Put on Bank of America Corp	848,574	5.01%
	Call on Eli Lilly & Co	811,199	4.79%
	Put on Meta Platforms Inc-Class A	807,009	4.76%
	Call on Chevron Corp	804,414	4.75%
	Call on Meta Platforms Inc-Class A	795,605	4.69%
	Call on Merck & Co. Inc.	784,681	4.63%
	Put on Costco Wholesale Corp	774,512	4.57%
	Put on Mcdonald’S Corp	769,227	4.54%
	Call on Abbvie Inc	751,520	4.43%
ETF	SPDR S&P 500 ETF Trust	(5,022,309)	-29.63%
Common Stock	Apple Inc	2,689,733	15.87%

**CSVTBSK7 Index: Equally-weighted basket of 8 indices where for each, a variance swap is sold at a higher level than the Volatility Target that is systematically incorporated in the strategy to capture this spread.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Variance Swap on S&P 500 Daily Risk Control 5% Total Return (USD) Index	$7,854,883	12.50%
	Variance Swap on S&P 500 Low Volatility Daily Risk Control 5% USD Total Return Index	7,854,883	12.50%
	Variance Swap on S&P 500 Dividend Aristocrats Daily Risk Control 5% Index (USD) Total Return	7,854,883	12.50%
	Variance Swap on S&P MARC 5% Excess Return Index	7,854,883	12.50%
	Variance Swap on Credit Suisse Ravenpack AI Index	7,854,883	12.50%
	Variance Swap on Credit Suisse Tech Edge Index	7,854,883	12.50%
	Variance Swap on Credit Suisse Balanced Trend 5% Index	7,854,883	12.50%
	Variance Swap on Credit Suisse Momentum Index	7,854,883	12.50%

**GSVLR2B4 Index: The exposure is a custom index that is short Euro Rate Volatility and Long US Rate Volatility. The implementation is notional neutral and has a calendar spread – short 1y/2y Euro Rate Vol and long 10y US Rate Vol –with a long vega, positive carry profile.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Goldman Sachs USD Long Vol x2 Index	$31,369,775	98.88%
	Goldman Sachs USD Long Vol x2 Index	31,369,775	98.88%
	Goldman Sachs EUR Vol Carry Index	31,344,395	98.80%
	Goldman Sachs EUR Vol Carry Index	31,344,395	98.80%

**GSXUCYCL Index: This basket consists of S&P 500 names with a beta to US GDP growth higher than the S&P 500’s beta.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	The Boeing Co	$312,456	2.43%
	JPMorgan Chase & Co	293,798	2.28%
	Morgan Stanley	274,047	2.13%
	NIKE Inc	267,870	2.08%
	Texas Instruments Inc	252,684	1.96%
	Citigroup Inc	249,629	1.94%
	Wells Fargo & Co	245,963	1.91%
	S&P Global Inc	240,008	1.87%
	Bank of America Corp	234,712	1.82%
	Honeywell International Inc	233,944	1.82%
	Ford Motor Co	215,318	1.67%
	QUALCOMM Inc	214,143	1.66%
	Applied Materials Inc	204,968	1.59%
	The Walt Disney Co	193,292	1.50%
	Micron Technology Inc	193,154	1.50%
	American Express Co	183,170	1.42%
	Activision Blizzard Inc	182,825	1.42%
	General Motors Co	181,922	1.41%
	United Airlines Holdings Inc	167,496	1.30%
	Analog Devices Inc	167,175	1.30%
	BlackRock Inc	164,598	1.28%
	American Airlines Group Inc	164,342	1.28%
	Delta Air Lines Inc	164,100	1.28%
	General Electric Co	161,217	1.25%
	The Charles Schwab Corp	160,506	1.25%
	Intel Corp	158,360	1.23%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Lam Research Corp	$155,514	1.21%
KLA Corp	151,192	1.18%
United Parcel Service Inc	141,245	1.10%
3M Co	132,281	1.03%
Chubb Ltd	129,053	1.00%
FedEx Corp	121,332	0.94%
Aon PLC	114,433	0.89%
Microchip Technology Inc	113,355	0.88%
US Bancorp	110,430	0.86%
Union Pacific Corp	105,616	0.82%
The PNC Financial Services Group Inc	103,675	0.81%
American International Group Inc	102,229	0.79%
Cummins Inc	100,523	0.78%
MetLife Inc	97,722	0.76%
DR Horton Inc	94,053	0.73%
Emerson Electric Co	92,465	0.72%
Capital One Financial Corp	92,449	0.72%
Marsh & McLennan Cos Inc	91,549	0.71%
The Bank of New York Mellon Corp	91,515	0.71%
Intercontinental Exchange Inc	88,703	0.69%
Eaton Corp PLC	85,959	0.67%
Southwest Airlines Co	84,127	0.65%
CSX Corp	84,072	0.65%
The Allstate Corp	83,991	0.65%
Johnson Controls International plc	83,627	0.65%
Advanced Micro Devices Inc	83,124	0.65%
MSCI Inc	82,363	0.64%
Truist Financial Corp	81,093	0.63%
Synchrony Financial	81,090	0.63%
Moody’s Corp	80,273	0.62%
CME Group Inc	79,883	0.62%
M&T Bank Corp	79,132	0.62%
The Progressive Corp	78,762	0.61%
Lennar Corp	75,890	0.59%
The Travelers Cos Inc	75,676	0.59%
Trane Technologies PLC	74,768	0.58%
Illinois Tool Works Inc	73,188	0.57%
Fortive Corp	72,121	0.56%
Aptiv PLC	71,201	0.55%
Fifth Third Bancorp	70,431	0.55%
Otis Worldwide Corp	68,953	0.54%
Parker-Hannifin Corp	66,784	0.52%
Electronic Arts Inc	66,614	0.52%
Willis Towers Watson PLC	65,599	0.51%
TransDigm Group Inc	65,066	0.51%
Regions Financial Corp	64,278	0.50%
Old Dominion Freight Line Inc	63,026	0.49%
United Rentals Inc	62,766	0.49%
Carrier Global Corp	62,546	0.49%
Discover Financial Services	61,486	0.48%
Stanley Black & Decker Inc	59,749	0.46%
Prudential Financial Inc	58,768	0.46%
Citizens Financial Group Inc	58,627	0.46%
Live Nation Entertainment Inc	58,062	0.45%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Aflac Inc	$56,077	0.44%
PACCAR Inc	55,395	0.43%
Ameriprise Financial Inc	54,939	0.43%
Paramount Global	54,832	0.43%
Roper Technologies Inc	54,714	0.43%
Norfolk Southern Corp	53,437	0.42%
First Republic Bank	53,240	0.41%
Arthur J Gallagher & Co	52,139	0.41%
Take-Two Interactive Software Inc	51,843	0.40%
Xylem Inc	51,519	0.40%
Skyworks Solutions Inc	51,372	0.40%
KeyCorp	51,314	0.40%
Rockwell Automation Inc	51,008	0.40%
Tapestry Inc	50,786	0.39%
Huntington Bancshares Inc	50,011	0.39%
T Rowe Price Group Inc	49,083	0.38%
The Hartford Financial Services Group Inc	48,922	0.38%
WW Grainger Inc	47,272	0.37%
Fastenal Co	46,614	0.36%
Whirlpool Corp	46,058	0.36%
Principal Financial Group Inc	46,052	0.36%
State Street Corp	45,702	0.36%
Nasdaq Inc	44,596	0.35%
Omnicom Group Inc	44,423	0.35%
Garmin Ltd	44,354	0.34%
AMETEK Inc	43,767	0.34%
Raymond James Financial Inc	43,342	0.34%
Monolithic Power Systems Inc	42,267	0.33%
Ingersoll Rand Inc	41,510	0.32%
Teradyne Inc	41,481	0.32%
The Interpublic Group of Cos Inc	39,662	0.31%
PulteGroup Inc	38,784	0.30%
Westinghouse Air Brake Technologies Corp	38,470	0.30%
Ralph Lauren Corp	38,170	0.30%
SVB Financial Group	36,915	0.29%
JB Hunt Transport Services Inc	36,251	0.28%
Howmet Aerospace Inc	34,647	0.27%
NVR Inc	34,148	0.27%
Masco Corp	33,615	0.26%
Canadian Pacific Railway Ltd	33,351	0.26%
Qorvo Inc	32,545	0.25%
Fox Corp	32,255	0.25%
Dover Corp	32,100	0.25%
VF Corp	31,163	0.24%
Mohawk Industries Inc	30,349	0.24%
BorgWarner Inc	28,836	0.22%
Everest Re Group Ltd	28,561	0.22%
Comerica Inc	28,447	0.22%
PVH Corp	28,383	0.22%
Unum Group	28,129	0.22%
IDEX Corp	27,539	0.21%
Invesco Ltd	27,294	0.21%
Alaska Air Group Inc	27,160	0.21%
Fortune Brands Innovations Inc	25,518	0.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Cboe Global Markets Inc	$25,196	0.20%
Snap-on Inc	24,950	0.19%
Warner Bros Discovery Inc	24,833	0.19%
Northern Trust Corp	24,785	0.19%
Zions Bancorp NA	24,354	0.19%
Franklin Resources Inc	24,180	0.19%
W R Berkley Corp	23,572	0.18%
MarketAxess Holdings Inc	23,486	0.18%
Under Armour Inc	22,219	0.17%
Globe Life Inc	22,200	0.17%
Allegion plc	21,965	0.17%
Hasbro Inc	20,551	0.16%
Cincinnati Financial Corp	19,203	0.15%
Pentair PLC	19,189	0.15%
A O Smith Corp	16,871	0.13%
Lincoln National Corp	16,270	0.13%
News Corp	15,262	0.12%
Loews Corp	15,123	0.12%
Assurant Inc	13,367	0.10%
Flowserve Corp	13,155	0.10%
Newell Brands Inc	11,775	0.09%
Leggett & Platt Inc	11,075	0.09%
Hanesbrands Inc	10,086	0.08%
Masterbrand Inc	3,373	0.03%

**GSXUEDEF Index: This basket consists of defensive companies that are expensive relative to its own history, and/or expensive to Index level.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Eli Lilly & Co	$(979,649)	3.08%
	McKesson Corp	(947,666)	2.98%
	Waters Corp	(878,738)	2.76%
	AmerisourceBergen Corp	(862,373)	2.71%
	PepsiCo Inc	(834,508)	2.62%
	UnitedHealth Group Inc	(820,076)	2.58%
	Kellogg Co	(819,546)	2.58%
	Elevance Health Inc	(800,685)	2.52%
	Philip Morris International Inc	(795,590)	2.50%
	The Coca-Cola Co	(777,043)	2.44%
	Kimberly-Clark Corp	(773,421)	2.43%
	Johnson & Johnson	(766,814)	2.41%
	Waste Management Inc	(764,462)	2.40%
	Republic Services Inc	(763,539)	2.40%
	CVS Health Corp	(748,307)	2.35%
	PPL Corp	(746,936)	2.35%
	Consolidated Edison Inc	(744,174)	2.34%
	The Procter & Gamble Co	(741,742)	2.33%
	CenterPoint Energy Inc	(713,046)	2.24%
	FirstEnergy Corp	(701,921)	2.21%
	The Southern Co	(700,981)	2.20%
	American Electric Power Co Inc	(695,195)	2.19%
	Ameren Corp	(694,281)	2.18%
	Entergy Corp	(684,955)	2.15%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Duke Energy Corp	$(681,123)	2.14%
	CMS Energy Corp	(671,202)	2.11%
	Costco Wholesale Corp	(669,114)	2.10%
	Exelon Corp	(665,934)	2.09%
	DTE Energy Co	(656,363)	2.06%
	McCormick & Co Inc	(655,669)	2.06%
	The Kroger Co	(643,063)	2.02%
	Public Service Enterprise Group Inc	(639,439)	2.01%
	STERIS PLC	(639,029)	2.01%
	Edwards Lifesciences Corp	(551,529)	1.73%
	Illumina Inc	(520,792)	1.64%
REIT	EquinIndex Inc	(722,390)	2.27%
	First Industrial Realty Trust Inc	(665,880)	2.09%
	Equity LifeStyle Properties Inc	(665,542)	2.09%
	EastGroup Properties Inc	(643,753)	2.02%
	Ventas Inc	(626,986)	1.97%
	UDR Inc	(579,829)	1.82%
	Camden Property Trust	(576,717)	1.81%
	AvalonBay Communities Inc	(566,259)	1.78%
	Essex Property Trust Inc	(514,467)	1.62%
	Independence Realty Trust Inc	(501,795)	1.58%

**GSXUSGRO Index: This basket consists of companies in the Russell 3000 that were identified to grow regardless of how the economy performs.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	CoStar Group Inc	$340,164	3.04%
	EPAM Systems Inc	325,351	2.91%
	Insulet Corp	325,218	2.91%
	Vertex Pharmaceuticals Inc	322,151	2.88%
	Etsy Inc	320,259	2.87%
	Pinterest Inc	319,130	2.86%
	Dexcom Inc	277,405	2.48%
	Lululemon Athletica Inc	268,848	2.41%
	NetflIndex Inc	258,903	2.32%
	Veeva Systems Inc	255,393	2.29%
	Intuit Inc	252,081	2.26%
	Adobe Inc	235,587	2.11%
	ServiceNow Inc	234,631	2.10%
	Coupa Software Inc	233,920	2.09%
	Workday Inc	228,534	2.05%
	Fortinet Inc	225,666	2.02%
	Snowflake Inc	215,232	1.93%
	Palo Alto Networks Inc	214,024	1.92%
	Salesforce Inc	209,712	1.88%
	Alphabet Inc	205,618	1.84%
	The Trade Desk Inc	205,347	1.84%
	HubSpot Inc	205,277	1.84%
	PayPal Holdings Inc	199,108	1.78%
	Paycom Software Inc	199,012	1.78%
	Spotify Technology SA	174,221	1.56%
	Datadog Inc	170,560	1.53%
	DocuSign Inc	169,954	1.52%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Meta Platforms Inc	$168,487	1.51%
Amazon.com Inc	168,445	1.51%
GoDaddy Inc	165,648	1.48%
Incyte Corp	161,646	1.45%
Palantir Technologies Inc	156,605	1.40%
Zscaler Inc	153,436	1.37%
Crowdstrike Holdings Inc	151,125	1.35%
Okta Inc	149,181	1.34%
MongoDB Inc	147,221	1.32%
Atlassian Corp	145,642	1.30%
DoorDash Inc	142,967	1.28%
Charles River Laboratories International Inc	137,581	1.23%
Floor & Decor Holdings Inc	136,673	1.22%
Exact Sciences Corp	135,194	1.21%
Wingstop Inc	134,006	1.20%
Five9 Inc	132,892	1.19%
Cloudflare Inc	127,903	1.14%
Asana Inc	124,022	1.11%
Tesla Inc	111,489	1.00%
Teladoc Health Inc	110,552	0.99%
Roku Inc	110,438	0.99%
Smartsheet Inc	108,829	0.97%
Twilio Inc	103,752	0.93%

**JPQIFSL1 Index: Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Dominion Energy Inc	$964,127	2.45%
	AGCO Corp	957,476	2.43%
	Kinder Morgan Inc	949,412	2.41%
	ONEOK Inc	947,331	2.41%
	Emerson Electric Co	934,522	2.38%
	LyondellBasell Industries NV	933,990	2.37%
	Cummins Inc	932,298	2.37%
	Newmont Corp	932,128	2.37%
	Lockheed Martin Corp	921,844	2.34%
	FedEx Corp	920,955	2.34%
	Dow Inc	919,798	2.34%
	Coterra Energy Inc	919,699	2.34%
	Huntington Ingalls Industries Inc	905,806	2.30%
	Pinnacle West Capital Corp	899,067	2.29%
	Union Pacific Corp	897,773	2.28%
	United Parcel Service Inc	896,728	2.28%
	PACCAR Inc	895,607	2.28%
	Robert Half International Inc	889,353	2.26%
	Edison International	886,106	2.25%
	CH Robinson Worldwide Inc	880,369	2.24%
	International Paper Co	879,504	2.24%
	Eastman Chemical Co	876,199	2.23%
	3M Co	873,778	2.22%
	Stanley Black & Decker Inc	868,796	2.21%
	Packaging Corp of America	867,498	2.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-TRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Fastenal Co	$850,878	2.16%
	Atlas Air Worldwide Holdings Inc	787,291	2.00%
	Masco Corp	751,338	1.91%
	The Chemours Co	725,668	1.84%
	OGE Energy Corp	680,373	1.73%
	Plains GP Holdings LP	532,778	1.35%
	NRG Energy Inc	531,505	1.35%
	Flowserve Corp	514,264	1.31%
	FirstEnergy Corp	483,829	1.23%
	Antero Midstream Corp	464,340	1.18%
	ManpowerGroup Inc	444,201	1.13%
	Equitrans Midstream Corp	406,202	1.03%
	MSC Industrial Direct Co Inc	368,403	0.94%
	Westrock Co	328,755	0.84%
REIT	Gaming and Leisure Properties Inc	916,154	2.33%
	Weyerhaeuser Co	902,358	2.29%
	Healthcare Realty Trust Inc	869,837	2.21%
	Medical Properties Trust Inc	865,077	2.20%
	Vornado Realty Trust	863,233	2.19%
	Omega Healthcare Investors Inc	859,155	2.18%
	SL Green Realty Corp	628,594	1.60%
	Spirit Realty Capital Inc	593,639	1.51%
	Boston Properties Inc	535,473	1.36%
	Sabra Health Care REIT Inc	514,570	1.31%
	Innovative Industrial Properties Inc	430,614	1.09%
	Physicians Realty Trust	408,856	1.04%
Unit	EnLink Midstream LLC	331,282	0.84%

**JPQIFSS1 Index: Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	United Rentals Inc	$(648,764)	2.11%
	Berry Global Group Inc	(647,960)	2.11%
	Lyft Inc	(647,786)	2.11%
	NextEra Energy Inc	(636,740)	2.07%
	Textron Inc	(635,503)	2.07%
	CenterPoint Energy Inc	(633,947)	2.06%
	Chart Industries Inc	(632,851)	2.06%
	Linde PLC	(631,988)	2.06%
	American Water Works Co Inc	(628,336)	2.04%
	Delta Air Lines Inc	(625,770)	2.04%
	Old Dominion Freight Line Inc	(625,059)	2.03%
	Quanta Services Inc	(619,165)	2.01%
	Constellation Energy Corp	(618,490)	2.01%
	Vulcan Materials Co	(617,776)	2.01%
	Trex Co Inc	(613,662)	2.00%
	Martin Marietta Materials Inc	(609,462)	1.98%
	Cheniere Energy Inc	(608,875)	1.98%
	American Airlines Group Inc	(605,136)	1.97%
	The Sherwin-Williams Co	(604,091)	1.97%
	Uber Technologies Inc	(599,547)	1.95%
	Plug Power Inc	(595,974)	1.94%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Saia Inc	$(591,122)	1.92%
	Southwest Airlines Co	(570,176)	1.85%
	Albemarle Corp	(551,181)	1.79%
	Sunrun Inc	(539,650)	1.76%
	XPO Inc	(536,657)	1.75%
	Axalta Coating Systems Ltd	(508,445)	1.65%
	HEICO Corp	(454,066)	1.48%
	GXO Logistics Inc	(449,479)	1.46%
	Occidental Petroleum Corp	(442,824)	1.44%
	Livent Corp	(429,376)	1.40%
	The AZEK Co Inc	(389,678)	1.27%
	TechnipFMC PLC	(296,502)	0.96%
	Shoals Technologies Group Inc	(273,793)	0.89%
	Summit Materials Inc	(190,242)	0.62%
	SunPower Corp	(182,137)	0.59%
	Sunnova Energy International Inc	(174,498)	0.57%
	Univar Solutions Inc	(169,045)	0.55%
	Fortive Corp	(158,772)	0.52%
REIT	Sun Communities Inc	(646,792)	2.10%
	American Tower Corp	(637,711)	2.07%
	SBA Communications Corp	(626,071)	2.04%
	EquinIndex Inc	(623,888)	2.03%
	Prologis Inc	(623,805)	2.03%
	American Homes 4 Rent	(590,391)	1.92%
	Host Hotels & Resorts Inc	(583,998)	1.90%
	Rexford Industrial Realty Inc	(473,820)	1.54%
	Park Hotels & Resorts Inc	(407,710)	1.33%
	Sunstone Hotel Investors Inc	(327,542)	1.07%
	Pebblebrook Hotel Trust	(303,548)	0.99%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	S&P 500 Total Return Index	$(185,701)	-0.55%

**MLBX3P23 Index: Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

	Top Underlying Components	Notional	Percentage of Notional
Futures	Natural Gas Futures Jun23	$10,174,492	20.60%
	Live Cattle Futures Apr23	(4,939,074)	-10.00%
	Soybean Futures Mar23	(4,939,074)	-10.00%
	Natural Gas Futures Mar23	(9,334,850)	-18.90%
	Gold 100 OZ Futures Apr23	(9,236,068)	-18.70%
	WTI Crude Futures Apr23	8,495,207	17.20%
	Corn Futures Mar23	(8,347,035)	-16.90%
	Brent Crude Futures Mar23	(7,655,565)	-15.50%
	Brent Crude Futures May23	7,507,392	15.20%
	Soybean Futures Jul23	6,568,968	13.30%
	Corn Futures Jul23	6,470,187	13.10%
	Sugar #11 (World) Jul23	3,062,226	6.20%
	Sugar #11 (World) May23	(3,062,226)	-6.20%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
WTI Crude Futures Mar23	$(6,075,061)	-12.30%
Low Su Gasoil G Mar23	(6,025,670)	-12.20%
NY Harb ULSD Futures Apr23	2,765,881	5.60%
LME Zinc Futures Mar23	(2,765,881)	-5.60%
NY Harb ULSD Futures Mar23	(5,482,372)	-11.10%
Soybean Oil Futures Mar23	(5,284,809)	-10.70%
Silver Futures Mar23	5,235,418	10.60%
Cocoa Futures Mar23	2,568,318	5.20%
Gasoline RBOB Futures Apr23	2,568,318	5.20%
LME Copper Futures Mar23	(4,988,465)	-10.10%
LME Copper Futures Apr23	4,889,683	9.90%
Lean Hogs Futures Apr23	4,790,902	9.70%
Coffee ‘C’ Futures Mar23	(4,593,339)	-9.30%
Soybean Oil Futures Jul23	4,494,557	9.10%
Corn Futures Dec23	2,173,193	4.40%
Soybean Futures Nov23	2,173,193	4.40%
Live Cattle Futures Feb23	(4,346,385)	-8.80%
LME Nickel Futures Mar23	(4,198,213)	-8.50%
LME Nickel Futures Apr23	4,148,822	8.40%
KC HRW Wheat Futures Mar23	(3,753,696)	-7.60%
LME PRI ALUM Futures Mar23	(3,605,524)	-7.30%
LME PRI ALUM Futures Apr23	3,556,133	7.20%
Low Su Gasoil G Apr23	3,457,352	7.00%
LME Nickel Futures Dec23	(1,086,596)	-2.20%
WTI Crude Futures Dec23	(1,086,596)	-2.20%
Low Su Gasoil G Dec23	1,086,596	2.20%
Live Cattle Futures Jun23	3,111,617	6.30%
Soybean Meal Futures Jul23	2,963,444	6.00%
Natural Gas Futures Dec23	2,914,054	5.90%
Silver Futures May23	(1,432,331)	-2.90%
Wheat Future (CBT) Mar23	(1,432,331)	-2.90%
LME Zinc Futures Apr23	2,716,491	5.50%
Brent Crude Futures Dec23	2,617,709	5.30%
Cotton NO.2 Futures Mar23	1,284,159	2.60%
LME Copper Futures Dec23	(1,284,159)	-2.60%
Sugar #11 (World) Mar23	(2,518,928)	-5.10%
Soybean Meal Futures Mar23	(2,469,537)	-5.00%
KC HRW Wheat Futures Jul23	2,370,755	4.80%
Wheat Future (CBT) Jul23	2,271,974	4.60%
Coffee ‘C’ Futures Jul23	2,025,020	4.10%
Lean Hogs Futures Feb23	(1,975,630)	-4.00%
Lean Hogs Futures Jun23	1,728,676	3.50%
Sugar #11 (World) Oct23	642,080	1.30%
Gasoline RBOB Futures Jun23	(642,080)	-1.30%
Cotton NO.2 Futures May23	1,135,987	2.30%
LME PRI ALUM Futures Dec23	(938,424)	-1.90%
Soybean Oil Futures Dec23	444,517	0.90%
Soybean Meal Futures Dec23	444,517	0.90%
NY Harb ULSD Futures Dec23	889,033	1.80%
Cotton NO.2 Futures Jul23	246,954	0.50%
KC HRW Wheat Futures Dec23	246,954	0.50%
Gasoline RBOB Futures Mar23	246,954	0.50%
LME Zinc Futures Dec23	(691,470)	-1.40%
Coffee ‘C’ Futures May23	(543,298)	-1.10%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Sugar #11 (World) Mar24	$345,735	0.70%
	Gold 100 OZ Futures Jun23	0	0.00%
	LME PRI ALUM Futures Jan23	0	0.00%
	LME Lead Futures Jan23	0	0.00%
	LME Lead Futures Mar23	0	0.00%
	LME Lead Futures Apr23	0	0.00%
	LME Nickel Futures Jan23	0	0.00%
	LME Zinc Futures Jan23	0	0.00%
	Low Su Gasoil G Jan23	0	0.00%
	Soybean Futures Jan23	0	0.00%
	Wheat Future (CBT) Dec23	0	0.00%
	Soybean Oil Futures Jan23	0	0.00%
	LME Lead Futures Dec23	0	0.00%
	Soybean Meal Futures Jan23	0	0.00%
**MLEISUVU Index: Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the out of the money options.
	Top Underlying Components	Notional	Percentage of Notional
Spot	US Dollar Spot	$38,676,465	98.74%
Equity Index	S&P 500 Index	659,583	1.68%
Index Option	January 23 4005 Call on SPX	(7,104)	-0.02%
	January 23 4010 Call on SPX	(6,638)	-0.02%
	January 23 4000 Call on SPX	(6,531)	-0.02%
	January 23 3995 Call on SPX	(6,274)	-0.02%
	January 23 4015 Call on SPX	(6,240)	-0.02%
	January 23 4020 Call on SPX	(5,778)	-0.01%
	January 23 4025 Call on SPX	(5,452)	-0.01%
	January 23 4030 Call on SPX	(5,060)	-0.01%
	January 23 4045 Call on SPX	(5,010)	-0.01%
	January 23 4040 Call on SPX	(4,912)	-0.01%
	January 23 4035 Call on SPX	(4,737)	-0.01%
	January 23 4050 Call on SPX	(4,594)	-0.01%
	January 23 4055 Call on SPX	(4,396)	-0.01%
	January 23 4060 Call on SPX	(4,064)	-0.01%
	January 23 4065 Call on SPX	(3,815)	-0.01%
	January 23 3985 Call on SPX	(3,754)	-0.01%
	January 23 3990 Call on SPX	(3,529)	-0.01%
	January 23 4070 Call on SPX	(3,512)	-0.01%
	January 23 4075 Call on SPX	(3,265)	-0.01%
	January 23 4080 Call on SPX	(3,018)	-0.01%
	January 23 4085 Call on SPX	(2,853)	-0.01%
	January 23 3980 Call on SPX	(2,782)	-0.01%
	January 23 4095 Call on SPX	(2,659)	-0.01%
	January 23 4090 Call on SPX	(2,582)	-0.01%
	January 23 4100 Call on SPX	(2,453)	-0.01%
	January 23 4105 Call on SPX	(2,276)	-0.01%
	January 23 4110 Call on SPX	(2,157)	-0.01%
	January 23 3935 Call on SPX	(2,054)	-0.01%
	January 23 3940 Call on SPX	(1,986)	-0.01%
	January 23 4115 Call on SPX	(1,981)	-0.01%
	January 23 4120 Call on SPX	(1,864)	0.00%
	January 23 3945 Call on SPX	(1,835)	0.00%
	January 23 3950 Call on SPX	(1,761)	0.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
January 23 3955 Call on SPX	$(1,661)	0.00%
January 23 4125 Call on SPX	(1,648)	0.00%
January 23 4130 Call on SPX	(1,588)	0.00%
January 23 3960 Call on SPX	(1,585)	0.00%
January 23 3965 Call on SPX	(1,466)	0.00%
January 23 4135 Call on SPX	(1,458)	0.00%
January 23 3970 Call on SPX	(1,413)	0.00%
January 23 4140 Call on SPX	(1,371)	0.00%
January 23 3975 Call on SPX	(1,336)	0.00%
January 23 4145 Call on SPX	(1,270)	0.00%
January 23 4150 Call on SPX	(1,183)	0.00%
January 23 4155 Call on SPX	(1,083)	0.00%
January 23 4160 Call on SPX	(1,025)	0.00%
January 23 4165 Call on SPX	(989)	0.00%
January 23 4170 Call on SPX	(957)	0.00%
January 23 4175 Call on SPX	(953)	0.00%
January 23 4180 Call on SPX	(891)	0.00%
January 23 4185 Call on SPX	(872)	0.00%
January 23 4195 Call on SPX	(865)	0.00%
January 23 4190 Call on SPX	(858)	0.00%
January 23 4200 Call on SPX	(790)	0.00%
January 23 4205 Call on SPX	(751)	0.00%
January 23 4210 Call on SPX	(713)	0.00%
January 23 4215 Call on SPX	(693)	0.00%
January 23 4220 Call on SPX	(655)	0.00%
January 23 4230 Call on SPX	(646)	0.00%
January 23 4225 Call on SPX	(617)	0.00%
January 23 4300 Call on SPX	(303)	0.00%
January 23 4295 Call on SPX	(303)	0.00%
January 23 4235 Call on SPX	(603)	0.00%
January 23 4240 Call on SPX	(560)	0.00%
January 23 4250 Call on SPX	(537)	0.00%
January 23 4245 Call on SPX	(518)	0.00%
January 23 4255 Call on SPX	(495)	0.00%
January 23 4320 Call on SPX	(244)	0.00%
January 23 4315 Call on SPX	(244)	0.00%
January 23 4260 Call on SPX	(473)	0.00%
January 23 4265 Call on SPX	(431)	0.00%
January 23 4270 Call on SPX	(409)	0.00%
January 23 4275 Call on SPX	(388)	0.00%
January 23 4280 Call on SPX	(387)	0.00%
January 23 4340 Call on SPX	(376)	0.00%
January 23 4285 Call on SPX	(345)	0.00%
January 23 4290 Call on SPX	(324)	0.00%
January 23 4305 Call on SPX	(302)	0.00%
January 23 4330 Call on SPX	(283)	0.00%
January 23 4350 Call on SPX	(281)	0.00%
January 23 4360 Call on SPX	(279)	0.00%
January 23 4310 Call on SPX	(261)	0.00%
January 23 4325 Call on SPX	(225)	0.00%
January 23 4390 Call on SPX	(198)	0.00%
January 23 4400 Call on SPX	(197)	0.00%
January 23 4370 Call on SPX	(193)	0.00%
January 23 4380 Call on SPX	(170)	0.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
January 23 4410 Call on SPX	$(154)	0.00%
January 23 4510 Call on SPX	(136)	0.00%
January 23 4375 Call on SPX	(128)	0.00%
January 23 4420 Call on SPX	(109)	0.00%
January 23 4480 Call on SPX	(52)	0.00%
January 23 4470 Call on SPX	(52)	0.00%
January 23 4440 Call on SPX	(97)	0.00%
January 23 4450 Call on SPX	(96)	0.00%
January 23 4460 Call on SPX	(87)	0.00%
January 23 4430 Call on SPX	(78)	0.00%
January 23 4490 Call on SPX	(69)	0.00%
January 23 4500 Call on SPX	(68)	0.00%
January 23 4425 Call on SPX	(65)	0.00%
January 23 4475 Call on SPX	(34)	0.00%
January 23 4520 Call on SPX	0	0.00%
January 23 4525 Call on SPX	0	0.00%
January 23 4530 Call on SPX	0	0.00%
January 23 4540 Call on SPX	0	0.00%
January 23 4550 Call on SPX	0	0.00%
January 23 4560 Call on SPX	0	0.00%
January 23 4570 Call on SPX	0	0.00%
January 23 4575 Call on SPX	0	0.00%
January 23 4580 Call on SPX	0	0.00%
January 23 4590 Call on SPX	0	0.00%
January 23 4600 Call on SPX	0	0.00%
January 23 4610 Call on SPX	0	0.00%
January 23 4620 Call on SPX	0	0.00%
January 23 4625 Call on SPX	0	0.00%
January 23 4650 Call on SPX	0	0.00%
January 23 4675 Call on SPX	0	0.00%
January 23 4700 Call on SPX	0	0.00%
January 23 4725 Call on SPX	0	0.00%
January 23 4750 Call on SPX	0	0.00%
January 23 4775 Call on SPX	0	0.00%
January 23 4800 Call on SPX	0	0.00%
January 23 4825 Call on SPX	0	0.00%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Macquarie Equity Risk Control Congestion Strategy	$49,477,229	100.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Futures	S&P 500 EMINI Futures Mar23	$0	0.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Spot	Japanese Yen Spot	$(7,219,379)	-27.93%
	British Pound Spot	3,891,927	15.06%
	Canadian Dollar Spot	2,359,210	9.13%
	Euro Spot	(1,957,669)	-7.57%
	Swedish Krona Spot	1,743,711	6.75%
	Swiss Franc Spot	(1,177,322)	-4.55%
	New Zealand Dollar Spot	727,932	2.82%
	Norwegian Krone Spot	(389,696)	-1.51%
	Australian Dollar Spot	(5,322)	-0.02%

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional
Futures	TOPIX Index Futures Mar23	$9,404,243	23.12%
	Euro STOXX 50 Mar23	3,380,158	8.31%
	S&P 500 EMINI Futures Mar23	0	0.00%
	Generic 1st ‘JB’ Future	0	0.00%
	Euro-Bund Futures Mar23	0	0.00%
	US 10YR Note (CBT)Mar23	0	0.00%

**RU10INTR Index: Seeks exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Russell 1000 TR Index	$(41,867,585)	100.00%

**RU20INTR Index: Seeks exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Russell 2000 TR Index	$42,139,035	100.00%

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	S&P 500 Index	$(2,620,443)	-7.82%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Derivatives	1y Forward 2y20y Straddle	$14,287,448	34.62%
	1y Forward 1y20y Straddle	13,493,701	32.69%
	1y Forward 3y20y Straddle	5,556,230	13.46%
	1y Forward 7y20y Straddle	3,968,736	9.62%
	1y Forward 5y20y Straddle	2,381,241	5.77%
	1y Forward 1y10y Straddle	396,874	0.96%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	1y Forward 1y5y Straddle	$396,874	0.96%
	1y Forward 10y20y Straddle	793,747	1.92%

**UBCSSUN1 Index: An opportunistic exposure that seeks to take advantage of the high prices of fixed income volatility observed in rising interest rate enviroments.

	Top Underlying Components	Notional	Percentage of Notional
Index	UBS Rolling Receiver Interest Rate Swap Index	$15,054,961	105.45%
Equity Index	UBS USD Gamma Spr01	14,277,131	100.00%
Swaption	SOFR Swaption USD 0.033306 30Y 01/20/2023 Exp Receive	(341,019)	-2.39%
	SOFR Swaption USD 0.030433 30Y 01/06/2023 Exp Pay	(334,602)	-2.34%
	SOFR Swaption USD 0.03336 30Y 01/31/2023 Exp Receive	(292,453)	-2.05%
	SOFR Swaption USD 0.031607 30Y 01/13/2023 Exp Pay	(261,867)	-1.83%
	SOFR Swaption USD 0.034729 30Y 02/09/2023 Exp Receive	(257,663)	-1.80%
	SOFR Swaption USD 0.031607 30Y 01/13/2023 Exp Receive	(230,635)	-1.62%
	SOFR Swaption USD 0.030985 30Y 02/23/2023 Exp Pay	(209,647)	-1.47%
	SOFR Swaption USD 0.037921 10Y 01/20/2023 Exp Receive	206,471	1.45%
	SOFR Swaption USD 0.036652 10Y 01/13/2023 Exp Receive	196,785	1.38%
	SOFR Swaption USD 0.034729 30Y 02/09/2023 Exp Pay	186,043	1.30%
	SOFR Swaption USD 0.037116 10Y 01/31/2023 Exp Receive	166,443	1.17%
	SOFR Swaption USD 0.029848 30Y 03/21/2023 Exp Receive	164,535	1.15%
	SOFR Swaption USD 0.034994 10Y 01/06/2023 Exp Receive	158,607	1.11%
	SOFR Swaption USD 0.034994 10Y 01/06/2023 Exp Pay	148,102	1.04%
	SOFR Swaption USD 0.029848 30Y 03/21/2023 Exp Pay	(134,345)	-0.94%
	SOFR Swaption USD 0.038567 10Y 02/09/2023 Exp Receive	125,235	0.88%
	SOFR Swaption USD 0.030433 30Y 01/06/2023 Exp Receive	(112,702)	-0.79%
	SOFR Swaption USD 0.034403 10Y 02/23/2023 Exp Pay	95,573	0.67%
	SOFR Swaption USD 0.034855 10Y 02/16/2023 Exp Pay	93,127	0.65%
	SOFR Swaption USD 0.033064 10Y 03/21/2023 Exp Receive	(91,644)	-0.64%
	SOFR Swaption USD 0.032418 30Y 02/16/2023 Exp Pay	(89,412)	-0.63%
	SOFR Swaption USD 0.036652 10Y 01/13/2023 Exp Pay	83,474	0.58%
	SOFR Swaption USD 0.033064 10Y 03/21/2023 Exp Pay	73,599	0.52%
	SOFR Swaption USD 0.038567 10Y 02/09/2023 Exp Pay	(69,406)	-0.49%
	SOFR Swaption USD 0.030985 30Y 02/23/2023 Exp Receive	67,189	0.47%
	SOFR Swaption USD 0.032418 30Y 02/16/2023 Exp Receive	(64,893)	-0.45%
	SOFR Swaption USD 0.033306 30Y 01/20/2023 Exp Pay	(24,197)	-0.17%
	SOFR Swaption USD 0.034403 10Y 02/23/2023 Exp Receive	(16,281)	-0.11%
	SOFR Swaption USD 0.037921 10Y 01/20/2023 Exp Pay	(13,725)	-0.10%
	SOFR Swaption USD 0.035241 10Y 03/29/2023 Exp Receive	(7,426)	-0.05%
	SOFR Swaption USD 0.03336 30Y 01/31/2023 Exp Pay	3,615	0.03%
	SOFR Swaption USD 0.032253 30Y 03/29/2023 Exp Receive	3,465	0.02%
	SOFR Swaption USD 0.035241 10Y 03/29/2023 Exp Pay	2,419	0.02%
	SOFR Swaption USD 0.032253 30Y 03/29/2023 Exp Pay	2,187	0.02%
	SOFR Swaption USD 0.034855 10Y 02/16/2023 Exp Receive	(1,893)	-0.01%
	SOFR Swaption USD 0.037116 10Y 01/31/2023 Exp Pay	(887)	-0.01%

**UBCSUFRR Index: A strategy that monetizes the higher prices of puts relative to calls given the preferences of investors for downside protection.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Front End DH Risk Reverse	$19,726,561	100.00%
Index Option	SPXW UO 01/03/23 C3835 Index	671,376	3.40%
	SPXW UO 01/03/23 C3840 Index	565,522	2.87%
	SPXW UO 01/03/23 C3830 Index	377,588	1.91%
	SPXW UO 01/03/23 C3845 Index	249,511	1.26%
	SPXW UO 01/03/23 P3685 Index	(51,822)	-0.26%
	SPXW UO 01/03/23 P3685 Index	(51,822)	-0.26%
	SPXW UO 01/03/23 P3700 Index	(67,368)	-0.34%
	SPXW UO 01/03/23 P3695 Index	(57,004)	-0.29%
	SPXW UO 01/03/23 P3695 Index	(36,292)	-0.18%
	SPXW UO 01/03/23 P3700 Index	(23,309)	-0.12%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$127,714	$—	$127,714

Mortgage-Backed Securities	—	119,861	—	119,861

Common Stock	48,009	—	—	48,009

Asset-Backed Securities	—	7,473	—	7,473

Convertible Bond	—	284	—	284

Short-Term Investment	—	348,819	—	348,819

Total Investments in Securities	$48,009	$604,151	$—	$652,160

Securities Sold Short, Not Yet Purchased	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligation	$—	$(11,796)	$—	$(11,796)

Common Stock	(8,109)	—	—	(8,109)

Exchange Traded Fund	(23,945)	—	—	(23,945)

Total Securities Sold Short, Not Yet Purchased	$(32,054)	$(11,796)	$—	$(43,850)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$1,912	$—	$–	$1,912
Unrealized Depreciation	(1,010)	—	—	(1,010)
Forwards Contracts*
Unrealized Appreciation	—	2,364	—	2,364
Unrealized Depreciation	—	(2,573)	—	(2,573)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	12,713	—	12,713
Unrealized Depreciation	—	(3,950)	—	(3,950)

Total Other Financial Instruments	$902	$8,554	$–	$9,456

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
DECEMBER 31, 2022

At December 31, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SECTOR WEIGHTINGS
Short-Term Investments	53.4%
Mortgage-Backed Security	18.4%
Consumer Staples	4.9%
Industrials	4.8%
Financials	4.7%
Consumer Discretionary	3.9%
Real Estate	1.9%
Communication Services	1.5%
Energy	1.5%
Information Technology	1.5%
Materials	1.3%
Asset-Backed Security	1.1%
Health Care	1.1%
Utilities	0.0%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

ASSET WEIGHTINGS (UNAUDITED)
	% of Net Assets	Value (000)
Short-Term Investment	92.1%	$1,766

Total Investments	92.1	1,766
Total Other Assets and Liabilities	7.9	153

Net Assets	100.0%	$1,919

*Percentages	are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,919 (000))
SHORT-TERM INVESTMENT — 92.1%

	Shares	Fair Value (000)
State Street Institutional Liquid Reserves Fund - Premier Class 4.420%, (A)	1,766	$1,766

TOTAL SHORT-TERM INVESTMENT (Cost $1,766) (000)		1,766

TOTAL INVESTMENTS — 92.1% (Cost $1,766) (000)		$1,766

(A)	Rate shown is the 7-day effective yield as of December 31, 2022. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

Open OTC Swaps Contracts held by the Fund at December 31, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG4 INDEX	SOFR +0.55%	ASSET RETURN	N/A	04/18/23	USD	$258	$(22)	$–	$(22)
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	N/A	09/22/23	USD	452	(1)	–	(1)
Deutsche Bank	**DBVSCVP8 INDEX	0.00%	ASSET RETURN	N/A	08/07/23	USD	472	(6)	–	(6)
GoldmanBank	**GSXAT01C INDEX	0.15%	ASSET RETURN	Quarterly	09/06/23	USD	1,176	49	–	49

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	**JPQFMOW1 INDEX	0.00%	ASSET RETURN	N/A	04/24/23	USD	$450	$–	$–	$–
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	N/A	03/06/23	USD	482	20	–	20
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	N/A	03/09/23	USD	202	(1)	–	(1)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	N/A	03/04/23	USD	300	6	–	6

							$3,792	$45	$–	$45

** The following tables represent the individual underlying components comprising the Total Return Swaps at December 31, 2022. All underlying notionals are in U.S. Dollar.

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	Barclays EB05 Desk Strategy	$450,959	100.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional
Swap	6m Floating/10y Fixed EUR IRS Swap	$(76,143)	-16.33%
	1yr Floating/10yr Fixed USD OIS Swap	$3,231	0.69%

**GSXAT01C Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes – FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional
Futures	US 2YR Note (CBT) Mar23	$(1,110,185)	-90.62%
	Euro-SCHATZ Futures Mar23	(864,316)	-70.55%
	3 Month SOFR Futures Jun24	(362,807)	-29.62%
	3 Month SOFR Futures Mar24	(361,269)	-29.49%
	3 Month SOFR Futures Dec23	(359,619)	-29.36%
	3 Month SOFR Futures Sep23	(358,364)	-29.25%
	3 Month SOFR Futures Jun23	(357,620)	-29.19%
	JPN 10Y Bond(OSE) Mar23	(337,178)	-27.52%
	3 Month Euro EURIBOR Jun24	(279,693)	-22.83%
	3 Month Euro EURIBOR Mar24	(279,245)	-22.79%
	3 Month Euro EURIBOR Jun23	(278,954)	-22.77%
	3 Month Euro EURIBOR Dec23	(278,826)	-22.76%
	3 Month Euro EURIBOR Sep23	(278,637)	-22.75%
	US 5YR Note (CBT) Mar23	(265,511)	-21.67%
	ICE 3 Month SONIA Futures Jun24	(183,998)	-15.02%
	ICE 3 Month SONIA Futures Mar24	(183,672)	-14.99%
	ICE 3 Month SONIA Futures Jun23	(183,539)	-14.98%
	ICE 3 Month SONIA Futures Dec23	(183,421)	-14.97%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	ICE 3 Month SONIA Futures Sep23	$(183,333)	-14.97%
	US 10YR Note (CBT)Mar23	(181,237)	-14.79%
	Euro-BOBL Futures Mar23	(174,240)	-14.22%
	SPI 200 Futures Jan23	99,885	8.15%
	Euro-Bund Futures Mar23	(99,584)	-8.13%
	Euro-OAT Futures Mar23	(91,145)	-7.44%
	KOSPI2 INX Futures Mar23	(90,495)	-7.39%
	US LONG Bond(CBT) Mar23	(88,253)	-7.20%
	CAN 10YR Bond Futures Mar23	(80,095)	-6.54%
	FTSE 100 Index Futures Mar23	75,303	6.15%
	AUST 10Y Bond Futures Mar23	(74,086)	-6.05%
	SET50 Futures Mar23	72,992	5.96%
	Euro-BTP Futures Mar23	(65,735)	-5.37%
	FTSE/JSE TOP 40 Mar23	57,925	4.73%
	NASDAQ 100 E-MINI Mar23	(56,194)	-4.59%
	E-Mini Russ 2000 Mar23	(53,615)	-4.38%
	CAC40 10 Euro Futures Jan23	51,793	4.23%
	Long Gilt Futures Mar23	(49,519)	-4.04%
	Euro STOXX 50 Mar23	49,279	4.02%
	MSCI EmgMarket Mar23	(48,149)	-3.93%
	OMXS30 Index Futures Jan23	47,045	3.84%
	Swiss Market Index Futures Mar23	(44,662)	-3.65%
	S&P 500 EMINI Futures Mar23	(42,684)	-3.48%
	IBEX 35 Index Futures Jan23	42,323	3.45%
	FTSE/MIB Index Futures Mar23	42,191	3.44%
	AMSTERDAM Index Futures Jan23	42,078	3.43%
	S&P/TSX 60 Index Futures Mar23	(41,325)	-3.37%
	DAX Index Futures Mar23	35,141	2.87%
	Hang Seng Index Futures Jan23	22,901	1.87%
	HSCEI Futures Jan23	18,023	1.47%
	TOPIX Index Futures Mar23	3,702	0.30%
FX Contract	USD/CAD 19 Jan 2023	(12,076)	-0.99%
	USD/CAD 10 Jan 2023	(12,076)	-0.99%
	USD/CAD 09 Jan 2023	(12,076)	-0.99%
	USD/CAD 11 Jan 2023	(12,076)	-0.99%
	USD/CAD 18 Jan 2023	(12,076)	-0.99%
	USD/CAD 20 Jan 2023	(12,076)	-0.99%
	USD/CAD 23 Jan 2023	(12,076)	-0.99%
	USD/CAD 06 Jan 2023	(12,076)	-0.99%
	USD/CAD 17 Jan 2023	(12,076)	-0.99%
	USD/CAD 24 Jan 2023	(12,076)	-0.99%
	USD/SGD 19 Jan 2023	11,488	0.94%
	USD/SGD 27 Jan 2023	11,488	0.94%
	USD/SGD 30 Jan 2023	11,488	0.94%
	USD/SGD 05 Jan 2023	11,488	0.94%
	USD/SGD 25 Jan 2023	11,488	0.94%
	USD/SGD 18 Jan 2023	11,488	0.94%
	USD/SGD 26 Jan 2023	11,488	0.94%
	USD/SGD 01 Feb 2023	11,488	0.94%
	USD/CAD 16 Jan 2023	(12,077)	-0.99%
	USD/CAD 13 Jan 2023	(12,077)	-0.99%
	USD/CAD 05 Jan 2023	(12,077)	-0.99%
	USD/CAD 12 Jan 2023	(12,077)	-0.99%
	USD/CAD 25 Jan 2023	(12,077)	-0.99%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/CAD 27 Jan 2023	$(12,077)	-0.99%
USD/CAD 26 Jan 2023	(12,077)	-0.99%
USD/EUR 16 Jan 2023	4,949	0.40%
USD/EUR 27 Jan 2023	4,949	0.40%
USD/EUR 30 Jan 2023	4,949	0.40%
USD/EUR 31 Jan 2023	4,949	0.40%
USD/EUR 09 Jan 2023	4,949	0.40%
USD/EUR 11 Jan 2023	4,949	0.40%
USD/EUR 13 Jan 2023	4,949	0.40%
USD/EUR 10 Jan 2023	4,949	0.40%
USD/EUR 12 Jan 2023	4,949	0.40%
USD/EUR 17 Jan 2023	4,949	0.40%
USD/EUR 26 Jan 2023	4,949	0.40%
USD/EUR 18 Jan 2023	4,949	0.40%
USD/EUR 20 Jan 2023	4,949	0.40%
USD/EUR 23 Jan 2023	4,949	0.40%
USD/EUR 25 Jan 2023	4,949	0.40%
USD/EUR 19 Jan 2023	4,949	0.40%
USD/EUR 24 Jan 2023	4,949	0.40%
USD/MXN 31 Jan 2023	6,283	0.51%
USD/MXN 06 Jan 2023	6,283	0.51%
USD/MXN 24 Jan 2023	6,283	0.51%
USD/MXN 09 Jan 2023	6,283	0.51%
USD/MXN 23 Jan 2023	6,283	0.51%
USD/MXN 10 Jan 2023	6,283	0.51%
USD/MXN 18 Jan 2023	6,283	0.51%
USD/MXN 12 Jan 2023	6,283	0.51%
USD/MXN 20 Jan 2023	6,283	0.51%
USD/MXN 19 Jan 2023	6,283	0.51%
USD/MXN 11 Jan 2023	6,283	0.51%
USD/MXN 13 Jan 2023	6,283	0.51%
USD/MXN 01 Feb 2023	6,283	0.51%
USD/CNH 18 Jan 2023	(6,788)	-0.55%
USD/CNH 30 Jan 2023	(6,788)	-0.55%
USD/CNH 16 Jan 2023	(6,788)	-0.55%
USD/CNH 19 Jan 2023	(6,788)	-0.55%
USD/CNH 23 Jan 2023	(6,788)	-0.55%
USD/CNH 20 Jan 2023	(6,788)	-0.55%
USD/CNH 11 Jan 2023	(6,788)	-0.55%
USD/CNH 06 Jan 2023	(6,788)	-0.55%
USD/CNH 27 Jan 2023	(6,788)	-0.55%
USD/CNH 31 Jan 2023	(6,788)	-0.55%
USD/CNH 10 Jan 2023	(6,788)	-0.55%
USD/CNH 26 Jan 2023	(6,788)	-0.55%
USD/SGD 12 Jan 2023	11,489	0.94%
USD/SGD 31 Jan 2023	11,489	0.94%
USD/SGD 09 Jan 2023	11,489	0.94%
USD/SGD 16 Jan 2023	11,489	0.94%
USD/SGD 17 Jan 2023	11,489	0.94%
USD/SGD 24 Jan 2023	11,489	0.94%
USD/SGD 06 Jan 2023	11,489	0.94%
USD/AUD 10 Jan 2023	(3,454)	-0.28%
USD/AUD 09 Jan 2023	(3,454)	-0.28%
USD/AUD 06 Jan 2023	(3,454)	-0.28%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/AUD 11 Jan 2023	$(3,454)	-0.28%
USD/AUD 05 Jan 2023	(3,454)	-0.28%
USD/AUD 20 Jan 2023	(3,454)	-0.28%
USD/AUD 19 Jan 2023	(3,454)	-0.28%
USD/AUD 18 Jan 2023	(3,454)	-0.28%
USD/AUD 12 Jan 2023	(3,454)	-0.28%
USD/AUD 17 Jan 2023	(3,454)	-0.28%
USD/AUD 04 Jan 2023	(3,454)	-0.28%
USD/AUD 16 Jan 2023	(3,454)	-0.28%
USD/AUD 13 Jan 2023	(3,454)	-0.28%
USD/AUD 23 Jan 2023	(3,454)	-0.28%
USD/AUD 25 Jan 2023	(3,454)	-0.28%
USD/AUD 01 Feb 2023	(3,454)	-0.28%
USD/AUD 26 Jan 2023	(3,454)	-0.28%
USD/AUD 24 Jan 2023	(3,454)	-0.28%
USD/AUD 30 Jan 2023	(3,454)	-0.28%
USD/AUD 31 Jan 2023	(3,454)	-0.28%
USD/AUD 27 Jan 2023	(3,454)	-0.28%
USD/AUD 03 Jan 2023	(3,454)	-0.28%
USD/CHF 11 Jan 2023	6,212	0.51%
USD/CHF 16 Jan 2023	6,212	0.51%
USD/CHF 06 Jan 2023	6,212	0.51%
USD/CHF 13 Jan 2023	6,212	0.51%
USD/CHF 12 Jan 2023	6,212	0.51%
USD/CHF 26 Jan 2023	6,212	0.51%
USD/CHF 25 Jan 2023	6,212	0.51%
USD/CHF 17 Jan 2023	6,212	0.51%
USD/CHF 23 Jan 2023	6,212	0.51%
USD/CHF 24 Jan 2023	6,212	0.51%
USD/CHF 20 Jan 2023	6,212	0.51%
USD/CNH 12 Jan 2023	(6,787)	-0.55%
USD/CNH 13 Jan 2023	(6,787)	-0.55%
USD/CNH 01 Feb 2023	(6,787)	-0.55%
USD/CNH 25 Jan 2023	(6,787)	-0.55%
USD/CNH 04 Jan 2023	(6,787)	-0.55%
USD/CNH 17 Jan 2023	(6,787)	-0.55%
USD/CNH 03 Jan 2023	(6,787)	-0.55%
USD/CNH 09 Jan 2023	(6,787)	-0.55%
USD/CNH 05 Jan 2023	(6,787)	-0.55%
USD/NZD 03 Jan 2023	4,102	0.33%
USD/NZD 04 Jan 2023	4,102	0.33%
USD/NZD 05 Jan 2023	4,102	0.33%
USD/NZD 30 Jan 2023	4,102	0.33%
USD/NZD 01 Feb 2023	4,102	0.33%
USD/NZD 27 Jan 2023	4,102	0.33%
USD/NZD 31 Jan 2023	4,102	0.33%
USD/NZD 06 Jan 2023	4,102	0.33%
USD/NZD 16 Jan 2023	4,102	0.33%
USD/NZD 17 Jan 2023	4,102	0.33%
USD/NZD 18 Jan 2023	4,102	0.33%
USD/NZD 09 Jan 2023	4,102	0.33%
USD/NZD 13 Jan 2023	4,102	0.33%
USD/CHF 30 Jan 2023	6,213	0.51%
USD/CHF 01 Feb 2023	6,213	0.51%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/CHF 04 Jan 2023	$6,213	0.51%
USD/CHF 31 Jan 2023	6,213	0.51%
USD/CHF 27 Jan 2023	6,213	0.51%
USD/CHF 10 Jan 2023	6,213	0.51%
USD/CHF 09 Jan 2023	6,213	0.51%
USD/CHF 05 Jan 2023	6,213	0.51%
USD/ILS 26 Jan 2023	(4,880)	-0.40%
USD/ILS 25 Jan 2023	(4,880)	-0.40%
USD/ILS 24 Jan 2023	(4,880)	-0.40%
USD/ILS 17 Jan 2023	(4,880)	-0.40%
USD/ILS 23 Jan 2023	(4,880)	-0.40%
USD/ILS 30 Jan 2023	(4,880)	-0.40%
USD/ILS 16 Jan 2023	(4,880)	-0.40%
USD/ILS 27 Jan 2023	(4,880)	-0.40%
USD/ILS 13 Jan 2023	(4,880)	-0.40%
USD/ILS 12 Jan 2023	(4,880)	-0.40%
USD/INR 05 Jan 2023	(14,509)	-1.18%
USD/INR 13 Jan 2023	(14,509)	-1.18%
USD/INR 11 Jan 2023	(14,509)	-1.18%
USD/INR 19 Jan 2023	(14,508)	-1.18%
USD/INR 10 Jan 2023	(14,508)	-1.18%
USD/INR 09 Jan 2023	(14,508)	-1.18%
USD/SEK 12 Jan 2023	(3,347)	-0.27%
USD/SEK 13 Jan 2023	(3,347)	-0.27%
USD/SEK 11 Jan 2023	(3,347)	-0.27%
USD/SEK 30 Jan 2023	(3,347)	-0.27%
USD/SEK 27 Jan 2023	(3,347)	-0.27%
USD/SEK 17 Jan 2023	(3,347)	-0.27%
USD/SEK 16 Jan 2023	(3,347)	-0.27%
USD/SEK 01 Feb 2023	(3,347)	-0.27%
USD/SEK 10 Jan 2023	(3,347)	-0.27%
USD/SEK 09 Jan 2023	(3,347)	-0.27%
USD/SEK 04 Jan 2023	(3,347)	-0.27%
USD/SEK 06 Jan 2023	(3,347)	-0.27%
USD/SEK 05 Jan 2023	(3,347)	-0.27%
USD/MXN 04 Jan 2023	6,284	0.51%
USD/MXN 27 Jan 2023	6,284	0.51%
USD/MXN 26 Jan 2023	6,284	0.51%
USD/MXN 30 Jan 2023	6,284	0.51%
USD/MXN 05 Jan 2023	6,284	0.51%
USD/MXN 25 Jan 2023	6,284	0.51%
USD/NZD 10 Jan 2023	4,101	0.33%
USD/NZD 19 Jan 2023	4,101	0.33%
USD/NZD 11 Jan 2023	4,101	0.33%
USD/NZD 12 Jan 2023	4,101	0.33%
USD/NZD 23 Jan 2023	4,101	0.33%
USD/NZD 26 Jan 2023	4,101	0.33%
USD/NZD 24 Jan 2023	4,101	0.33%
USD/NZD 20 Jan 2023	4,101	0.33%
USD/NZD 25 Jan 2023	4,101	0.33%
USD/CZK 10 Jan 2023	5,239	0.43%
USD/CZK 11 Jan 2023	5,239	0.43%
USD/CZK 05 Jan 2023	5,239	0.43%
USD/CZK 06 Jan 2023	5,239	0.43%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/CZK 09 Jan 2023	$5,239	0.43%
USD/CZK 04 Jan 2023	5,239	0.43%
USD/CZK 12 Jan 2023	5,239	0.43%
USD/CAD 30 Jan 2023	(12,078)	-0.99%
USD/CAD 01 Feb 2023	(12,078)	-0.99%
USD/CAD 31 Jan 2023	(12,078)	-0.99%
USD/SGD 11 Jan 2023	11,490	0.94%
USD/SGD 13 Jan 2023	11,490	0.94%
USD/SGD 10 Jan 2023	11,490	0.94%
USD/SGD 23 Jan 2023	11,487	0.94%
USD/SGD 20 Jan 2023	11,487	0.94%
USD/SGD 04 Jan 2023	11,487	0.94%
USD/NOK 20 Jan 2023	(1,673)	-0.14%
USD/NOK 23 Jan 2023	(1,673)	-0.14%
USD/NOK 16 Jan 2023	(1,673)	-0.14%
USD/NOK 19 Jan 2023	(1,673)	-0.14%
USD/NOK 24 Jan 2023	(1,673)	-0.14%
USD/NOK 17 Jan 2023	(1,673)	-0.14%
USD/NOK 25 Jan 2023	(1,673)	-0.14%
USD/NOK 13 Jan 2023	(1,673)	-0.14%
USD/NOK 18 Jan 2023	(1,673)	-0.14%
USD/NOK 11 Jan 2023	(1,673)	-0.14%
USD/NOK 26 Jan 2023	(1,673)	-0.14%
USD/NOK 01 Feb 2023	(1,673)	-0.14%
USD/NOK 27 Jan 2023	(1,673)	-0.14%
USD/NOK 30 Jan 2023	(1,673)	-0.14%
USD/NOK 12 Jan 2023	(1,673)	-0.14%
USD/NOK 31 Jan 2023	(1,673)	-0.14%
USD/NOK 10 Jan 2023	(1,673)	-0.14%
USD/NOK 09 Jan 2023	(1,673)	-0.14%
USD/NOK 06 Jan 2023	(1,673)	-0.14%
USD/CZK 16 Jan 2023	5,237	0.43%
USD/CZK 17 Jan 2023	5,237	0.43%
USD/CZK 31 Jan 2023	5,237	0.43%
USD/CZK 18 Jan 2023	5,237	0.43%
USD/CZK 25 Jan 2023	5,237	0.43%
USD/CZK 23 Jan 2023	5,237	0.43%
USD/ILS 06 Jan 2023	(4,882)	-0.40%
USD/ILS 05 Jan 2023	(4,882)	-0.40%
USD/ILS 09 Jan 2023	(4,882)	-0.40%
USD/ILS 11 Jan 2023	(4,882)	-0.40%
USD/ILS 10 Jan 2023	(4,882)	-0.40%
USD/ILS 03 Jan 2023	(4,882)	-0.40%
USD/INR 16 Jan 2023	(14,514)	-1.18%
USD/INR 31 Jan 2023	(14,514)	-1.18%
USD/INR 24 Jan 2023	(14,512)	-1.18%
USD/INR 12 Jan 2023	(14,512)	-1.18%
USD/INR 25 Jan 2023	(14,511)	-1.18%
USD/INR 30 Jan 2023	(14,511)	-1.18%
USD/INR 27 Jan 2023	(29,018)	-2.37%
USD/INR 03 Jan 2023	(14,506)	-1.18%
USD/INR 17 Jan 2023	(14,506)	-1.18%
USD/INR 04 Jan 2023	(14,504)	-1.18%
USD/INR 06 Jan 2023	(14,504)	-1.18%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/CLP 06 Jan 2023	$2,567	0.21%
USD/CLP 03 Jan 2023	2,567	0.21%
USD/CLP 23 Jan 2023	2,567	0.21%
USD/CLP 25 Jan 2023	2,567	0.21%
USD/CLP 05 Jan 2023	2,567	0.21%
USD/CLP 11 Jan 2023	2,567	0.21%
USD/CLP 09 Jan 2023	2,567	0.21%
USD/CLP 10 Jan 2023	2,567	0.21%
USD/CLP 24 Jan 2023	2,567	0.21%
USD/CLP 20 Jan 2023	2,567	0.21%
USD/CLP 04 Jan 2023	2,567	0.21%
USD/SEK 25 Jan 2023	(3,346)	-0.27%
USD/SEK 24 Jan 2023	(3,346)	-0.27%
USD/SEK 26 Jan 2023	(3,346)	-0.27%
USD/SEK 20 Jan 2023	(3,346)	-0.27%
USD/SEK 19 Jan 2023	(3,346)	-0.27%
USD/SEK 23 Jan 2023	(3,346)	-0.27%
USD/SEK 18 Jan 2023	(3,346)	-0.27%
USD/SEK 31 Jan 2023	(3,346)	-0.27%
USD/GBP 19 Jan 2023	(1,220)	-0.10%
USD/GBP 18 Jan 2023	(1,220)	-0.10%
USD/GBP 20 Jan 2023	(1,220)	-0.10%
USD/GBP 17 Jan 2023	(1,220)	-0.10%
USD/GBP 24 Jan 2023	(1,220)	-0.10%
USD/GBP 23 Jan 2023	(1,220)	-0.10%
USD/GBP 09 Jan 2023	(1,220)	-0.10%
USD/GBP 10 Jan 2023	(1,220)	-0.10%
USD/GBP 06 Jan 2023	(1,220)	-0.10%
USD/GBP 13 Jan 2023	(1,220)	-0.10%
USD/GBP 16 Jan 2023	(1,220)	-0.10%
USD/GBP 11 Jan 2023	(1,220)	-0.10%
USD/GBP 12 Jan 2023	(1,220)	-0.10%
USD/GBP 05 Jan 2023	(1,220)	-0.10%
USD/GBP 25 Jan 2023	(1,220)	-0.10%
USD/GBP 26 Jan 2023	(1,220)	-0.10%
USD/GBP 01 Feb 2023	(1,220)	-0.10%
USD/GBP 30 Jan 2023	(1,220)	-0.10%
USD/GBP 27 Jan 2023	(1,220)	-0.10%
USD/GBP 04 Jan 2023	(1,220)	-0.10%
USD/GBP 31 Jan 2023	(1,220)	-0.10%
USD/BRL 27 Jan 2023	2,780	0.23%
USD/BRL 03 Jan 2023	2,780	0.23%
USD/BRL 13 Jan 2023	2,780	0.23%
USD/BRL 30 Jan 2023	2,780	0.23%
USD/BRL 04 Jan 2023	2,780	0.23%
USD/BRL 23 Jan 2023	2,780	0.23%
USD/BRL 18 Jan 2023	2,780	0.23%
USD/BRL 06 Jan 2023	2,780	0.23%
USD/BRL 19 Jan 2023	2,780	0.23%
USD/ILS 20 Jan 2023	(4,881)	-0.40%
USD/ILS 19 Jan 2023	(4,881)	-0.40%
USD/ILS 18 Jan 2023	(4,881)	-0.40%
USD/ILS 31 Jan 2023	(4,881)	-0.40%
USD/ILS 01 Feb 2023	(4,881)	-0.40%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/ZAR 27 Jan 2023	$1,434	0.12%
USD/ZAR 19 Jan 2023	1,434	0.12%
USD/ZAR 17 Jan 2023	1,434	0.12%
USD/ZAR 18 Jan 2023	1,434	0.12%
USD/ZAR 31 Jan 2023	1,434	0.12%
USD/ZAR 01 Feb 2023	1,434	0.12%
USD/ZAR 30 Jan 2023	1,434	0.12%
USD/ZAR 16 Jan 2023	1,434	0.12%
USD/ZAR 13 Jan 2023	1,434	0.12%
USD/ZAR 12 Jan 2023	1,434	0.12%
USD/ZAR 11 Jan 2023	1,434	0.12%
USD/ZAR 06 Jan 2023	1,434	0.12%
USD/ZAR 10 Jan 2023	1,434	0.12%
USD/ZAR 05 Jan 2023	1,434	0.12%
USD/ZAR 09 Jan 2023	1,434	0.12%
USD/ZAR 04 Jan 2023	1,434	0.12%
USD/ZAR 03 Jan 2023	1,434	0.12%
USD/CAD 03 Jan 2023	(12,079)	-0.99%
USD/CAD 04 Jan 2023	(12,079)	-0.99%
USD/KRW 20 Jan 2023	3,965	0.32%
USD/KRW 27 Jan 2023	3,965	0.32%
USD/KRW 17 Jan 2023	3,965	0.32%
USD/KRW 06 Jan 2023	3,965	0.32%
USD/KRW 19 Jan 2023	3,965	0.32%
USD/KRW 26 Jan 2023	3,965	0.32%
USD/PLN 18 Jan 2023	3,943	0.32%
USD/PLN 31 Jan 2023	3,943	0.32%
USD/PLN 25 Jan 2023	3,943	0.32%
USD/PLN 23 Jan 2023	3,943	0.32%
USD/PLN 01 Feb 2023	3,943	0.32%
USD/PLN 24 Jan 2023	3,943	0.32%
USD/IDR 27 Jan 2023	(3,810)	-0.31%
USD/IDR 25 Jan 2023	(3,810)	-0.31%
USD/IDR 20 Jan 2023	(3,810)	-0.31%
USD/IDR 11 Jan 2023	(3,810)	-0.31%
USD/IDR 26 Jan 2023	(3,810)	-0.31%
USD/IDR 10 Jan 2023	(3,810)	-0.31%
USD/HUF 25 Jan 2023	2,500	0.20%
USD/HUF 27 Jan 2023	2,500	0.20%
USD/HUF 30 Jan 2023	2,500	0.20%
USD/HUF 10 Jan 2023	2,500	0.20%
USD/HUF 17 Jan 2023	2,500	0.20%
USD/HUF 11 Jan 2023	2,500	0.20%
USD/HUF 24 Jan 2023	2,500	0.20%
USD/HUF 26 Jan 2023	2,500	0.20%
USD/HUF 01 Feb 2023	2,500	0.20%
USD/CZK 27 Jan 2023	5,238	0.43%
USD/CZK 13 Jan 2023	5,238	0.43%
USD/CZK 01 Feb 2023	5,238	0.43%
USD/CZK 30 Jan 2023	5,238	0.43%
USD/CZK 24 Jan 2023	5,236	0.43%
USD/CZK 26 Jan 2023	5,236	0.43%
USD/CZK 19 Jan 2023	5,236	0.43%
USD/CZK 20 Jan 2023	5,236	0.43%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/EUR 05 Jan 2023	$4,950	0.40%
USD/EUR 04 Jan 2023	4,950	0.40%
USD/EUR 06 Jan 2023	4,950	0.40%
USD/EUR 01 Feb 2023	4,950	0.40%
USD/PLN 04 Jan 2023	3,945	0.32%
USD/PLN 16 Jan 2023	3,945	0.32%
USD/PLN 20 Jan 2023	3,945	0.32%
USD/PLN 26 Jan 2023	3,945	0.32%
USD/PLN 17 Jan 2023	3,945	0.32%
USD/BRL 09 Jan 2023	2,779	0.23%
USD/BRL 25 Jan 2023	2,779	0.23%
USD/BRL 26 Jan 2023	2,779	0.23%
USD/BRL 24 Jan 2023	2,779	0.23%
USD/BRL 10 Jan 2023	2,779	0.23%
USD/BRL 12 Jan 2023	2,779	0.23%
USD/PLN 11 Jan 2023	3,949	0.32%
USD/PLN 09 Jan 2023	3,949	0.32%
USD/PLN 10 Jan 2023	3,949	0.32%
USD/PLN 06 Jan 2023	3,949	0.32%
USD/IDR 13 Jan 2023	(3,811)	-0.31%
USD/IDR 18 Jan 2023	(3,811)	-0.31%
USD/IDR 17 Jan 2023	(3,811)	-0.31%
USD/IDR 16 Jan 2023	(3,811)	-0.31%
USD/HUF 13 Jan 2023	2,499	0.20%
USD/HUF 16 Jan 2023	2,499	0.20%
USD/HUF 23 Jan 2023	2,499	0.20%
USD/HUF 12 Jan 2023	2,499	0.20%
USD/HUF 18 Jan 2023	2,499	0.20%
USD/HUF 03 Jan 2023	2,499	0.20%
USD/INR 23 Jan 2023	(14,516)	-1.18%
USD/INR 01 Feb 2023	(14,513)	-1.18%
USD/INR 18 Jan 2023	(14,507)	-1.18%
USD/INR 20 Jan 2023	(14,505)	-1.18%
USD/MXN 17 Jan 2023	6,282	0.51%
USD/MXN 16 Jan 2023	6,282	0.51%
USD/HUF 20 Jan 2023	2,498	0.20%
USD/HUF 09 Jan 2023	2,498	0.20%
USD/HUF 19 Jan 2023	2,498	0.20%
USD/HUF 06 Jan 2023	2,498	0.20%
USD/HUF 05 Jan 2023	2,498	0.20%
USD/CHF 18 Jan 2023	6,211	0.51%
USD/CHF 19 Jan 2023	6,211	0.51%
USD/KRW 25 Jan 2023	11,905	0.97%
USD/KRW 18 Jan 2023	3,966	0.32%
USD/KRW 09 Jan 2023	3,966	0.32%
USD/KRW 31 Jan 2023	3,966	0.32%
USD/SGD 03 Jan 2023	11,486	0.94%
USD/IDR 19 Jan 2023	(3,812)	-0.31%
USD/IDR 12 Jan 2023	(3,812)	-0.31%
USD/IDR 09 Jan 2023	(3,812)	-0.31%
USD/IDR 31 Jan 2023	(3,809)	-0.31%
USD/IDR 01 Feb 2023	(3,809)	-0.31%
USD/IDR 30 Jan 2023	(3,809)	-0.31%
USD/CLP 13 Jan 2023	2,568	0.21%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
USD/CLP 12 Jan 2023	$2,568	0.21%
USD/CLP 26 Jan 2023	2,568	0.21%
USD/CLP 30 Jan 2023	2,568	0.21%
USD/BRL 11 Jan 2023	2,778	0.23%
USD/BRL 05 Jan 2023	2,778	0.23%
USD/BRL 31 Jan 2023	2,778	0.23%
USD/KRW 01 Feb 2023	3,967	0.32%
USD/KRW 30 Jan 2023	3,967	0.32%
USD/PLN 13 Jan 2023	3,947	0.32%
USD/PLN 05 Jan 2023	3,947	0.32%
USD/IDR 24 Jan 2023	(7,620)	-0.62%
USD/JPY 25 Jan 2023	(337)	-0.03%
USD/JPY 26 Jan 2023	(337)	-0.03%
USD/JPY 19 Jan 2023	(337)	-0.03%
USD/JPY 24 Jan 2023	(337)	-0.03%
USD/JPY 18 Jan 2023	(337)	-0.03%
USD/JPY 23 Jan 2023	(337)	-0.03%
USD/JPY 17 Jan 2023	(337)	-0.03%
USD/JPY 12 Jan 2023	(337)	-0.03%
USD/JPY 20 Jan 2023	(337)	-0.03%
USD/JPY 11 Jan 2023	(337)	-0.03%
USD/JPY 13 Jan 2023	(337)	-0.03%
USD/JPY 16 Jan 2023	(337)	-0.03%
USD/JPY 10 Jan 2023	(337)	-0.03%
USD/JPY 09 Jan 2023	(337)	-0.03%
USD/JPY 27 Jan 2023	(337)	-0.03%
USD/JPY 31 Jan 2023	(337)	-0.03%
USD/JPY 30 Jan 2023	(337)	-0.03%
USD/JPY 01 Feb 2023	(337)	-0.03%
USD/JPY 06 Jan 2023	(337)	-0.03%
USD/JPY 04 Jan 2023	(337)	-0.03%
USD/JPY 05 Jan 2023	(337)	-0.03%
USD/JPY 03 Jan 2023	(337)	-0.03%
USD/ZAR 24 Jan 2023	1,435	0.12%
USD/ZAR 26 Jan 2023	1,435	0.12%
USD/ZAR 23 Jan 2023	1,435	0.12%
USD/ZAR 25 Jan 2023	1,435	0.12%
USD/ZAR 20 Jan 2023	1,435	0.12%
USD/CNH 24 Jan 2023	(6,789)	-0.55%
USD/MXN 03 Jan 2023	6,285	0.51%
USD/CHF 03 Jan 2023	6,215	0.51%
USD/BRL 17 Jan 2023	5,559	0.45%
USD/CZK 03 Jan 2023	5,242	0.43%
USD/CLP 17 Jan 2023	5,133	0.42%
USD/CLP 19 Jan 2023	2,566	0.21%
USD/CLP 18 Jan 2023	2,566	0.21%
USD/CLP 31 Jan 2023	2,564	0.21%
USD/CLP 01 Feb 2023	2,564	0.21%
USD/NOK 05 Jan 2023	(1,674)	-0.14%
USD/NOK 03 Jan 2023	(1,674)	-0.14%
USD/NOK 04 Jan 2023	(1,674)	-0.14%
USD/EUR 03 Jan 2023	4,951	0.40%
USD/ILS 04 Jan 2023	(4,883)	-0.40%
USD/KRW 12 Jan 2023	3,971	0.32%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	USD/KRW 13 Jan 2023	$3,970	0.32%
	USD/KRW 11 Jan 2023	3,969	0.32%
	USD/KRW 16 Jan 2023	3,968	0.32%
	USD/KRW 10 Jan 2023	3,964	0.32%
	USD/KRW 05 Jan 2023	3,962	0.32%
	USD/KRW 04 Jan 2023	3,955	0.32%
	USD/KRW 03 Jan 2023	3,952	0.32%
	USD/PLN 12 Jan 2023	3,948	0.32%
	USD/PLN 19 Jan 2023	3,944	0.32%
	USD/PLN 27 Jan 2023	3,942	0.32%
	USD/PLN 30 Jan 2023	3,941	0.32%
	USD/PLN 03 Jan 2023	3,937	0.32%
	USD/IDR 06 Jan 2023	(3,814)	-0.31%
	USD/IDR 05 Jan 2023	(3,813)	-0.31%
	USD/IDR 04 Jan 2023	(3,808)	-0.31%
	USD/IDR 03 Jan 2023	(3,806)	-0.31%
	USD/SEK 03 Jan 2023	(3,348)	-0.27%
	USD/BRL 01 Feb 2023	2,783	0.23%
	USD/BRL 20 Jan 2023	2,781	0.23%
	USD/CLP 27 Jan 2023	2,569	0.21%
	USD/HUF 31 Jan 2023	2,501	0.20%
	USD/HUF 04 Jan 2023	2,497	0.20%
	USD/GBP 03 Jan 2023	(1,221)	-0.10%
CDX	MARKIT CDX.NA.IG.39 12/27	(951,293)	-77.65%
	ITRX EUR CDSI GEN 5Y Corp	(457,938)	-37.38%
	MARKIT CDX.NA.HY.39 12/27	(190,653)	-15.56%
	ITRX XOVER CDSI GEN 5Y Corp	(108,993)	-8.90%
Spot	US Dollar Spot	(100,130)	-8.17%
	British Pound Spot	75,303	6.15%
	Euro Spot	45,908	3.75%
	Swiss Franc Spot	(44,662)	-3.65%
	Japanese Yen Spot	3,702	0.30%

**JPQFMOW1Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.
	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Tyler Technologies Inc	$(2,328)	-0.52%
	Church & Dwight Co Inc	(2,328)	-0.52%
	Netapp Inc	(2,328)	-0.52%
	Ball Corp	(2,328)	-0.52%
	Campbell Soup Co	2,328	0.52%
	Occidental Petroleum Corp	2,328	0.52%
	Aspen Technology Inc	2,328	0.52%
	Glencore PLC	2,302	0.51%
	Invesco Ltd	2,302	0.51%
	Quanta Services Inc	2,302	0.51%
	Mckesson Corp	2,302	0.51%
	Wynn Resorts Ltd	2,302	0.51%
	McCormick & Co-Non Vtg Shrs	(2,302)	-0.51%
	Enbridge Inc	(2,337)	-0.52%
	Colgate-Palmolive Co	(2,337)	-0.52%
	Tyson Foods Inc	(2,337)	-0.52%
	AES Corp	2,337	0.52%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Bill.Com Holdings Inc	$ 2,337	0.52%
Dynatrace Inc	(2,335)	-0.52%
Credit Suisse Group AG	(2,335)	-0.52%
Medtronic PLC	(2,335)	-0.52%
Vivendi SA	(2,335)	-0.52%
Verisign Inc	(2,335)	-0.52%
Caixabank SA	2,348	0.52%
AT&T	2,348	0.52%
Lamb Weston Holding Inc	2,348	0.52%
Cboe Global Markets Inc	(2,348)	-0.52%
Aflac Inc	2,346	0.52%
Beiersdorf AG	2,346	0.52%
Roper Technologies Inc	(2,346)	-0.52%
Hang Seng Bank Ltd ADR	(2,346)	-0.52%
Smith (A.O.) Corp	(2,342)	-0.52%
Ferguson PLC	(2,342)	-0.52%
Edwards Lifesciences Corp	(2,342)	-0.52%
Dover Corp	(2,342)	-0.52%
Activision Blizzard Inc	2,325	0.52%
Arch Capital Group Ltd	2,325	0.52%
General Mills Inc	2,325	0.52%
Brown-Forman Corp-Class B	(2,325)	-0.52%
Johnson & Johnson	(2,318)	-0.52%
Cisco Systems Inc	(2,318)	-0.52%
UCB SA	(2,318)	-0.52%
Transunion	(2,318)	-0.52%
Takeda Pharmaceutical	2,317	0.52%
Cigna Corp	2,317	0.52%
Broadridge Finl Solutions I Com	(2,317)	-0.52%
Oracle Corp	(2,317)	-0.52%
International Business Machines Corp	2,298	0.51%
Marathon Oil Corp	2,298	0.51%
Costco Wholesale Corp	(2,298)	-0.51%
Nortonlifelock Inc	(2,298)	-0.51%
Keyera Corp	(2,379)	-0.53%
Fortune Brands Innovations Inc	(2,379)	-0.53%
Salesforce Inc	(2,379)	-0.53%
Abbott Laboratories	(2,376)	-0.53%
Okta Inc	(2,376)	-0.53%
Dentsply Sirona Inc	(2,376)	-0.53%
Computershare Ltd ADR	2,369	0.53%
Broadcom Inc	2,369	0.53%
Medibank Private	(2,369)	-0.53%
Baxter Intl.	(2,353)	-0.52%
Humana Inc	(2,353)	-0.52%
Baker Hughes Co	(2,353)	-0.52%
Ceridian HCM Holding Inc	2,349	0.52%
Hewlett Packard Enterprise Company	2,349	0.52%
Ecolab Inc	(2,349)	-0.52%
Ares Management Corp	2,340	0.52%
Liberty Media Corp-Liberty Formula One - Class C	2,340	0.52%
Masimo Corporation	(2,340)	-0.52%
OMV AG	(2,334)	-0.52%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Admiral Group PLC	$(2,334)	-0.52%
Fair Isaac Corp	2,334	0.52%
Metlife Inc	2,323	0.52%
Edenred	2,323	0.52%
Block Inc	2,323	0.52%
Stanley Black & Decker	(2,320)	-0.52%
Horizon Therapeutics PLC	(2,320)	-0.52%
Teck Resources Limited Class B	2,320	0.52%
Lockheed Martin Corp	2,306	0.51%
Alnylam Pharmaceuticals Inc	2,306	0.51%
First Horizon Corp	2,306	0.51%
Equifax Inc	(2,299)	-0.51%
Akamai Technologies Inc	(2,299)	-0.51%
T-Mobile US Inc	2,299	0.51%
Sherwin-Williams Co	(2,293)	-0.51%
Adobe Inc	(2,293)	-0.51%
Borgwarner Inc	2,293	0.51%
Cme Group Inc	(2,291)	-0.51%
Omron Corp ADR	(2,291)	-0.51%
Kimberly-Clark Corp	(2,291)	-0.51%
Mineral Resources Ltd ADR	2,285	0.51%
Progressive Corp	2,285	0.51%
Orange SA	(2,285)	-0.51%
AbbVie Inc	2,277	0.51%
Monolithic Power Systems Inc	2,277	0.51%
Genuine Parts Co	2,277	0.51%
Renault SA	2,270	0.50%
Vertex Pharmaceuticals Inc	2,270	0.50%
Western Union Co	(2,270)	-0.50%
Microsoft Corp	(2,246)	-0.50%
Marketaxess Holdings Inc	(2,246)	-0.50%
Synopsys Inc	2,246	0.50%
Mitsubishi Heavy Industries Ltd	2,227	0.50%
Mercadolibre Inc	2,227	0.50%
Seagen Inc	(2,227)	-0.50%
Omnicom Group	2,416	0.54%
Bio-Rad Laboratories Inc	(2,416)	-0.54%
Parkland Corp	(2,411)	-0.54%
Telenor ASA	(2,411)	-0.54%
Universal Health Services Class B	2,395	0.53%
Cognizant Technology Solutions Corp	(2,395)	-0.53%
Clarivate PLC	(2,391)	-0.53%
Zebra Technologies Corp	(2,391)	-0.53%
Match Group Inc	2,389	0.53%
Las Vegas SAnds Corp	2,389	0.53%
Japan Exchange Group Inc	(2,387)	-0.53%
Paypal Holdings Inc.	(2,387)	-0.53%
Rheinmetall AG	2,382	0.53%
LPL Financial Holdings Inc	2,382	0.53%
Marathon Petroleum Corp	2,374	0.53%
Pentair PLC	(2,374)	-0.53%
Dominion Energy Inc	(2,372)	-0.53%
Robert Half Intl.	(2,372)	-0.53%
Zoetis Inc	(2,371)	-0.53%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Bank Of America Corp	$(2,371)	-0.53%
Telecom Italia SPA	(2,370)	-0.53%
Teleflex Inc	(2,370)	-0.53%
Kinder Morgan Inc	(2,366)	-0.53%
First Republic Bank	(2,366)	-0.53%
Brown & Brown Inc	(2,365)	-0.53%
International Flavors & Fragrances	(2,365)	-0.53%
Tenaris SA	2,364	0.53%
Interpublic Group Of Cos Inc	2,364	0.53%
Fairfax Financial Holdings Limited	2,354	0.52%
Paycom Software Inc	2,354	0.52%
Globe Life Inc	2,351	0.52%
Rakuten Group Inc	(2,351)	-0.52%
Dish Network Corp-A	2,341	0.52%
Jacobs Solutions Inc	(2,341)	-0.52%
Godaddy Inc	2,339	0.52%
Molson Coors Beverage Co	2,339	0.52%
Keppel Corp Ltd ADR	2,333	0.52%
Rockwell Automation Inc	(2,333)	-0.52%
Pearson PLC	2,322	0.52%
Procter & Gamble Co	(2,322)	-0.52%
American International Group Inc	2,321	0.52%
Hormel Foods Corp	(2,321)	-0.52%
Aramark	2,314	0.51%
Dollarama Inc	2,314	0.51%
Us Bancorp	(2,312)	-0.51%
TC Energy Corp	(2,312)	-0.51%
Natwest Group PLC	2,310	0.51%
Fidelity National Information Services Inc	(2,310)	-0.51%
Thales SA	2,308	0.51%
Paylocity Holding Corp	2,308	0.51%
Astrazeneca PLC	2,303	0.51%
Archer-Daniels-Midland Co	2,303	0.51%
Analog Devices Inc	2,301	0.51%
Pfizer Inc	(2,301)	-0.51%
BAE Systems PLC	2,297	0.51%
Swisscom AG	(2,297)	-0.51%
WR Berkley Corp	2,295	0.51%
Nomura Research Institute Ltd ADR	(2,295)	-0.51%
Eli Lilly & Co	2,290	0.51%
Pinterest Inc	2,290	0.51%
Imperial Brands PLC	2,289	0.51%
Fastenal Co	(2,289)	-0.51%
Standard Chartered PLC	2,288	0.51%
3M Company	(2,288)	-0.51%
The Hershey Co	2,284	0.51%
Newmont Corp	(2,284)	-0.51%
Mondelez International Inc	(2,274)	-0.51%
Ansys Inc	(2,274)	-0.51%
Microchip Technology Inc	2,273	0.51%
Insulet Corp	2,273	0.51%
Nippon Yusen KK	2,271	0.51%
Mitsui O.S.K. Lines Ltd	2,271	0.51%
Nucor Corp	2,268	0.50%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Arrow Electronics Inc	$(2,268)	-0.50%
Bayer AG	2,263	0.50%
James Hardie Industries PLC	(2,263)	-0.50%
Amerisourcebergen Corp	2,258	0.50%
Shimano Inc	(2,258)	-0.50%
Fortum Oyj	(2,257)	-0.50%
Dominos Pizza Inc	(2,257)	-0.50%
MGM Resorts International	2,248	0.50%
Owens Corning Inc	2,248	0.50%
Garmin Ltd	(2,242)	-0.50%
Ubisoft Entertainment	(2,242)	-0.50%
Royal Caribbean Cruises Ltd	2,239	0.50%
Algonquin Power & Utilities	(2,239)	-0.50%
Cognex Corp	(2,232)	-0.50%
Elanco Animal Health Inc	(2,232)	-0.50%
Cardinal Health Inc	2,226	0.50%
Sony Group Corp	(2,226)	-0.49%
Datadog Inc	2,129	0.47%
Caesars Entertainment Inc	2,129	0.47%
Wolfspeed Inc	2,107	0.47%
Solaredge Technologies Inc	2,107	0.47%
Sysco Corp	2,093	0.47%
Hilton Worldwide Holdings Inc	2,093	0.47%
Enphase Energy Inc	2,022	0.45%
Aristocrat Leisure Ltd	(2,022)	-0.45%
Best Buy Co Inc	1,821	0.40%
Pilbara Minerals Ltd	1,821	0.40%
Orion Oyj Class B	1,771	0.39%
Hess Corp	1,771	0.39%
Koninklijke Philips NV	(2,610)	-0.58%
Puma SE	(2,580)	-0.57%
Origin Energy Ltd	2,557	0.57%
SVB Financial Group	(2,497)	-0.56%
Adidas AG	(2,491)	-0.55%
Ulta Salon Cosmetics & Fragrance Inc.	2,461	0.55%
Black Knight Inc	(2,441)	-0.54%
APA Corp	2,438	0.54%
Advance Auto Parts	(2,431)	-0.54%
Davita Inc	(2,430)	-0.54%
Fedex Corp	(2,429)	-0.54%
Fresenius Medical Care AG & Co KGaA	(2,428)	-0.54%
Tradeweb Markets Inc	(2,422)	-0.54%
Lincoln National Corp	(2,421)	-0.54%
Teleperformance SE	(2,413)	-0.54%
Estee Lauder Companies Inc	(2,406)	-0.54%
Twilio Inc	(2,403)	-0.53%
Xero Ltd	(2,402)	-0.53%
Quest Diagnostics Inc	(2,400)	-0.53%
Valero Energy	2,399	0.53%
Target Corp	(2,398)	-0.53%
Resona Holdings (Daiwa Bank) ADR	2,397	0.53%
Laboratory Crp Of Amer Hldgs	(2,393)	-0.53%
Hong Kong Exchanges & Clearing ADR	(2,386)	-0.53%
Oneok Inc	(2,385)	-0.53%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Avantor Inc	$(2,384)	-0.53%
UBS Group AG	2,383	0.53%
Repligen Corp	2,380	0.53%
Howmet Aerospace Inc	2,373	0.53%
SS&C Technologies Holdings Inc	(2,368)	-0.53%
Northrop Grumman Corp	2,367	0.53%
Assurant Inc	(2,362)	-0.53%
Verisk Analytics Inc	(2,361)	-0.53%
PG&E Corp	2,360	0.52%
Crown Holdings Inc	(2,359)	-0.52%
Charles River Laboratories	(2,358)	-0.52%
Intercontinental Exchange Inc	(2,355)	-0.52%
UGI Corp	(2,350)	-0.52%
Splunk Inc	2,347	0.52%
Williams Cos Inc	(2,344)	-0.52%
American Water Works Co Inc	(2,338)	-0.52%
United Rentals Inc	2,336	0.52%
Raymond James Finl.	2,332	0.52%
Merck & Co. Inc.	2,331	0.52%
Ameriprise Financial Inc	2,330	0.52%
Copart Inc	(2,329)	-0.52%
Cellnex Telecom SA	(2,319)	-0.52%
Nrg Energy Inc	(2,316)	-0.52%
F5 Inc	(2,313)	-0.51%
Philip Morris International	2,311	0.51%
Novartis AG	2,307	0.51%
Paramount Global	2,305	0.51%
Dropbox Inc	2,304	0.51%
Resmed Inc	(2,296)	-0.51%
Mettler-Toledo Intl	2,294	0.51%
Hubbell Inc -Cl B	2,292	0.51%
Persimmon PLC	(2,283)	-0.51%
Marriott International - Class A	2,281	0.51%
Principal Financial Group Inc	2,279	0.51%
Sempra Energy	2,275	0.51%
Everest Re Group Ltd	2,269	0.50%
Clorox Company	(2,264)	-0.50%
Veeva Systems Inc	(2,262)	-0.50%
British American Tobacco PLC	2,261	0.50%
Daiichi Sankyo Co Ltd	2,260	0.50%
Alimentation Couche-Tard Inc	2,256	0.50%
KLA Corp	2,252	0.50%
Union Pacific Corp	(2,251)	-0.50%
Mitsubishi Chemical Group	(2,250)	-0.50%
ON Semiconductor Corporation	2,245	0.50%
Novocure Ltd	2,241	0.50%
Z Holdings Corp	(2,238)	-0.50%
Tourmaline Oil Corp	2,235	0.50%
Deutsche Lufthansa AG	2,234	0.50%
Gartner Inc	2,230	0.50%
OCI NV	2,228	0.50%
Yakult Honsha Co Ltd	2,225	0.49%
Keysight Technologies Inc	(2,221)	-0.49%
The Trade Desk Inc -Class A	2,218	0.49%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Zurich Insurance Group AG	$2,217	0.49%
Lam Research Corp	2,215	0.49%
Disco Corp ADR	2,213	0.49%
Eisai	2,211	0.49%
First Solar Inc	2,205	0.49%
Tokyo Electric Power Co Holdings Inc	2,190	0.49%
S&P Global Inc	(2,186)	-0.49%
Steel Dynamics Inc	2,182	0.49%
Carrier Global Corp	(2,181)	-0.48%
Walgreens Boots Alliance Inc	(2,178)	-0.48%
Zoom Video Communications Inc	(2,176)	-0.48%
Qorvo Inc	(2,174)	-0.48%
Walmart Inc	(2,172)	-0.48%
Chewy Inc - Class A	2,159	0.48%
EQT Corp	2,157	0.48%
Japan Tobacco	2,156	0.48%
Texas Pacific Land Trust	2,140	0.48%
Ebay Inc	(2,139)	-0.48%
Jd Sports Fashion PLC	(2,138)	-0.48%
Carmax Inc	(2,131)	-0.47%
The Mosaic Co	2,121	0.47%
Expeditors Intl Wash Inc	(2,120)	-0.47%
Generac Holdings Inc	(2,118)	-0.47%
Automatic Data Processing	2,114	0.47%
Equitable Holdings Inc	2,106	0.47%
Nvidia Corp	2,094	0.47%
Deere & Co	2,090	0.46%
Erie Indemnity Co	2,089	0.46%
Bristol-Myers Squibb Co	2,077	0.46%
Grifols SA Class A	(2,069)	-0.46%
Arista Networks Inc	2,068	0.46%
Intel Corp	(2,063)	-0.46%
Partners Group Holding AG	(2,062)	-0.46%
Aegon NV	2,028	0.45%
Marvell Technology Inc	2,001	0.44%
Lululemon Athletica Inc	1,998	0.44%
Singapore Telecommunications Limited	(1,991)	-0.44%
Ajinomoto Co Inc	1,987	0.44%
Evergy Inc	(1,975)	-0.44%
Affirm Holdings Inc	(1,963)	-0.44%
VAT Group AG	1,941	0.43%
Palantir Technologies Inc	(1,940)	-0.43%
CF Industries Holdings Inc	1,937	0.43%
Genmab A/S	1,935	0.43%
Palo Alto Networks Inc	1,931	0.43%
Asx Ltd ADR	(1,917)	-0.43%
Alcon Inc	1,916	0.43%
Burberry Group PLC	1,904	0.42%
Welcia Holdings Co Ltd	(1,843)	-0.41%
Swire Pacific Ltd	919	0.20%
Next PLC	(919)	-0.20%
Roku Inc	1,834	0.41%
Marubeni Corp	1,831	0.41%
Kinnevik AB Class B	(1,828)	-0.41%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Novo Nordisk A/S	$ 1,805	0.40%
Epam Systems Inc	(1,804)	-0.40%
Toast Inc-Class A	1,803	0.40%
Hargreaves Lansdown PLC ADR	(1,800)	-0.40%
Roche Holding AG	(1,772)	-0.39%
Koito Manufacturing Co Ltd ADR	(1,752)	-0.39%
Thermo Fisher Scientific Inc	(1,720)	-0.38%
Cameco Corp	(1,675)	-0.37%
STMicroelectronics NV	1,660	0.37%
Chesapeake Energy Corp	1,628	0.36%
Temenos AG	(1,597)	-0.36%
Bt Group PLC	(1,596)	-0.35%
Givaudan SA	(1,570)	-0.35%
Allstate Corp	1,557	0.35%
Hexagon AB Class B	1,523	0.34%
Ito En Ltd ADR	(1,501)	-0.33%
Element Fleet Management Corp	1,487	0.33%
Hikma Pharmaceuticals PLC	(1,483)	-0.33%
Barratt Developments PLC	(1,478)	-0.33%
Pioneer Natural Resources Co	(1,473)	-0.33%
Diamondback Energy Inc	(1,466)	-0.33%
Zscaler Inc	1,455	0.32%
Venture Corporation Limited	(1,441)	-0.32%
RWE AG	1,438	0.32%
Sbi Holdings Inc ADR	(1,433)	-0.32%
Bank Of Ireland Group PLC	1,428	0.32%
PTC Inc	1,405	0.31%
Actividades De Construccion Y Servicios SA	1,402	0.31%
Oracle Corp Japan ADR	(1,388)	-0.31%
Industria De Diseno Textil SA	(1,368)	-0.30%
Western Digital	1,365	0.30%
Singapore Exchange (Sgx) Ltd ADR	(1,363)	-0.30%
Argenx SE	1,359	0.30%
Atmos Energy Corp	1,337	0.30%
Euronext NV	(1,326)	-0.29%
Nexi SPA	(1,318)	-0.29%
Salmar ASA	(1,307)	-0.29%
Kingfisher PLC	(1,279)	-0.28%
WPP PLC	(1,270)	-0.28%
Fisher & Paykel Healthcare Corporation Limited	(1,269)	-0.28%
Vodafone Group PLC	(1,265)	-0.28%
Hongkong Land Holdings Ltd ADR	(417)	-0.09%
Workday Inc	(417)	-0.09%
Caterpillar Inc	417	0.09%
Ovintiv Inc	1,236	0.27%
CNH Industrial NV	1,233	0.27%
Sands China Ltd	1,227	0.27%
Huntington Ingalls Industries	1,222	0.27%
Neurocrine Biosciences Inc	1,214	0.27%
Nn Group Nv	(1,200)	-0.27%
Exact Sciences Corp	1,194	0.27%
Ipsen SA	1,191	0.26%
Nextera Energy Inc	(1,182)	-0.26%
Truist Financial Corp	(1,166)	-0.26%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Top Underlying Components	Notional	Percentage of Notional
Dassault Aviation SA	$1,165	0.26%
Boliden AB	1,159	0.26%
Sharp Corp	(1,156)	-0.26%
Iida Group Holdings Co Ltd	(1,142)	-0.25%
Kikkoman Corp ADR	(1,141)	-0.25%
Constellation Brands Inc Cl A	(1,135)	-0.25%
Intact Financial Corp.	1,130	0.25%
ASML Holding NV	1,127	0.25%
Washington H Soul Pattinson & Co Ltd ADR	(1,110)	-0.25%
United Internet AG	(1,094)	-0.24%
Restaurant Brands International Inc	1,078	0.24%
Kongsberg Gruppen ASA	1,074	0.24%
BRP Inc	1,070	0.24%
SEB SA	(1,045)	-0.23%
Signature Bank	(1,029)	-0.23%
Novozymes AS Class B	(1,025)	-0.23%
Jazz Pharmaceuticals PLC	992	0.22%
Aeroports De Paris SA	984	0.22%
Pandora A/S	(961)	-0.21%
KBC Groupe SA	(958)	-0.21%
Booking Holdings Inc	935	0.21%
Treasury Wine Estates Limited	931	0.21%
Elisa Oyj Class A	(928)	-0.21%
Sodexo SA	905	0.20%
ESR Group Limited	(901)	-0.20%
Sofina SA	(899)	-0.20%
Wesfarmers Ltd	(892)	-0.20%
Tower Semiconductor Ltd	882	0.20%
Banque Cantonale Vaudoise	874	0.19%
Pembina Pipeline Corp	(841)	-0.19%
Atlas Copco AB	829	0.18%
Catalent Inc	(810)	-0.18%
JSR Corp	(798)	-0.18%
Valeo SA	(769)	-0.17%
Apple Inc	764	0.17%
Wisetech Global Ltd	762	0.17%
Jeronimo Martins SGPS SA	754	0.17%
Swedish Orphan Biovitrum AB	752	0.17%
Bachem Holding AG-Reg B	(751)	-0.17%
Eurazeo SE	(747)	-0.17%
Cheniere Energy Inc	(365)	-0.08%
Moderna Inc	(365)	-0.08%
Prudential PLC	(688)	-0.15%
JDE Peets NV	665	0.15%
Otsuka Corp ADR	(632)	-0.14%
Home Depot Inc	(593)	-0.13%
AP Moller Maersk A/S	570	0.13%
O Reilly Automotive Inc	555	0.12%
Sensata Technologies Holding PLC	(550)	-0.12%
Johnson Controls International PLC	(529)	-0.12%
Telia Co AB	(521)	-0.12%
Neste Corporation	(519)	-0.12%
Bechtle AG	(474)	-0.11%
Poste Italiane SPA	(473)	-0.11%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Hong Kong & China Gas Ltd ADR	$(471)	-0.10%
	HP Inc	453	0.10%
	Ono Pharmaceutical Co Ltd ADR	440	0.10%
	Eurofins Scientific SE	(439)	-0.10%
	Azbil (Yamatake) Corp ADR	(426)	-0.09%
	Carrefour SA	420	0.09%
	Elia Group SA/NV	416	0.09%
	Equinor Asa	411	0.09%
	Engie SA	394	0.09%
	Applied Materials Inc	378	0.08%
	Cincinnati Financial Corp	(375)	-0.08%
	Nemetschek Se	(373)	-0.08%
	Compagnie Financiere Richemont SA	358	0.08%
	Kesko Oyj Class B	(341)	-0.08%
	Ampol Ltd	(340)	-0.08%
	Woodside Energy Group Ltd	320	0.07%
	HKT Trust And HKT Ltd	(309)	-0.07%
	Akzo Nobel NV	(284)	-0.06%
	Wendel SA	(273)	-0.06%
	Sagax AB-B	261	0.06%
	Bank Of New York Mellon Corp	(250)	-0.06%
	Indutrade AB	249	0.06%
	Logitech International SA	238	0.05%
	Compass Group PLC	236	0.05%
	Tele2 AB	(235)	-0.05%
	Unity Software Inc	(192)	-0.04%
	Open House Group Co Ltd	(178)	-0.04%
	Schroders PLC	(171)	-0.04%
	Snowflake Inc	162	0.04%
	Amundi SA	(156)	-0.03%
	Keyence Corp	(143)	-0.03%
	Jardine Cycle & Carriage Ltd	133	0.03%
	Verizon Communications Inc	(109)	-0.02%
	Sirius Xm Holdings Inc	52	0.01%
	Roche Holding AG ADR Brr	52	0.01%
	Iqvia Holdings Inc	98	0.02%
	Straumann Holding AG	82	0.02%
	Roblox Corp	67	0.01%
	La Francaise Des Jeux SAEM	(51)	-0.01%
	Erste Group Bank AG	(39)	-0.01%
	Open Text Corp	(25)	-0.01%
	West Pharmaceutical Services Inc	(11)	0.00%
	Incyte Corp	(3)	0.00%
REIT	Medical Properties Trust Inc	(2,360)	-0.52%
	Klepierre SA	2,358	0.52%
	Essex Property Trust Inc	(2,354)	-0.52%
	Camden Property Trust	(2,348)	-0.52%
	Gaming And Leisure Properties Inc	2,306	0.51%
	Iron Mountain Inc	2,293	0.51%
	VICI Properties Inc	2,255	0.50%
	Host Hotels & Resorts Inc	2,188	0.49%
	Boston Properties Inc	(1,414)	-0.31%
	Sun Communities Inc	(360)	-0.08%
	Healthpeak Properties Inc	(354)	-0.08%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Digital Realty Trust Inc	$(34)	-0.01%
Depositary Receipt	Futu Holdings Ltd-ADR	1,536	0.34%
	Teva Pharmaceutical-Sp ADR	520	0.12%
Preferred Shares	Bayerische Motoren Werke BMW Pfd	487	0.11%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Equity Index	S&P 500 Total Return Index	$(2,764)	-0.55%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Futures	S&P 500 EMINI Futures Mar23	$0	0.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Spot	Japanese Yen Spot	$(85,415)	-27.93%
	British Pound Spot	46,046	15.06%
	Canadian Dollar Spot	27,912	9.13%
	Euro Spot	(23,162)	-7.57%
	Swedish Krona Spot	20,630	6.75%
	Swiss Franc Spot	(13,929)	-4.55%
	New Zealand Dollar Spot	8,612	2.82%
	Norwegian Krone Spot	(4,611)	-1.51%
	Australian Dollar Spot	(63)	-0.02%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2022:

As of December 31, 2022, all of the Fund’s investments in securities were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
OTC Swaps
Total Return Swaps*
Unrealized
Appreciation	$–	$75	$–	$75
Unrealized
Depreciation	–	(30)	–	(30)

Total Other Financial Instruments	$–	$45	$–	$45

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND
DECEMBER 31, 2022

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

ASSET WEIGHTINGS (UNAUDITED)
	% of Net Assets	Value (000)

Common Stock	33.4%	$12,130
U.S. Treasury Obligations	19.7	7,134
Corporate Obligations	9.4	3,396
Sovereign Bonds	2.5	914
Preferred Stock	0.4	136
Convertible Bond	0.1	40

Total Investments	65.5	23,750
Total Other Assets and Liabilities	34.5	12,530

Net Assets	100.0%	$36,280

*Percentages are based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $36,280 (000))
COMMON STOCK — 33.4%

	Shares	Fair Value (000)

AUSTRALIA — 1.1%
Glencore	23,133	$155
National Australia Bank	11,248	230

		385

CHILE — 0.2%
AntarChile	9,423	80

CHINA — 0.7%
CGN Power, Cl H	32,000	8
China BlueChemical	31,000	7
China Communications Services, Cl H	22,000	8
China Datang Renewable Power, Cl H	27,000	8
China Everbright	10,000	7
China Hongqiao Group	8,000	8
China International Marine Containers Group, Cl H	10,000	8
China Medical System Holdings	4,000	6
China National Building Material, Cl H	9,000	7
China Railway Group, Cl H	13,000	7
China Railway Signal & Communication, Cl H	23,000	8
China Resources Land	2,000	9
China Resources Pharmaceutical Group	9,000	7
China Tower, Cl H	69,000	7

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)

CHINA — (continued)
CITIC	8,000	$9
CRRC	18,000	7
Dongfeng Motor Group, Cl H	13,000	8
Dongyue Group	7,000	8
Fosun International	9,000	7
Fufeng Group	12,000	7
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	2,000	6
Hengan International Group	2,000	11
Kingboard Holdings	2,000	6
Lenovo Group	10,000	8
Metallurgical Corp of China, Cl H	32,000	7
Shanghai Industrial Holdings	6,000	7
Shanghai Pharmaceuticals Holding, Cl H	4,000	7
Shougang Fushan Resources Group	23,000	7
Sinopec Engineering Group, Cl H	17,000	8
TCL Electronics Holdings	18,000	7
Uni-President China Holdings	9,000	9
Zhengzhou Coal Mining Machinery Group, Cl H	7,000	6
ZTE, Cl H	3,000	7

		247

FRANCE — 0.3%
Orange	12,002	119

HONG KONG — 0.3%
ASMPT	1,000	7
CK Asset Holdings	1,000	6
CK Infrastructure Holdings	1,000	5
Grand Pharmaceutical Group	13,000	8
HKT Trust & HKT	6,000	7
Kerry Properties	4,000	9
Kingboard Laminates Holdings	7,000	8
Link REIT	1,000	7
PCCW	17,000	8
Sino Land	6,000	7
SSY Group	14,000	8
Sun Hung Kai Properties	1,000	14

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)

HONG KONG — (continued)
Swire Pacific, Cl A	1,000	$9
Vinda International Holdings	3,000	9
WH Group	13,000	7

		119

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	3,638	25

INDONESIA — 0.4%
Indofood Sukses Makmur	185,310	80
Perusahaan Gas Negara	757,752	86

		166

ITALY — 0.4%
Ferrari	665	143

JAPAN — 0.6%
Japan Post Holdings	3,630	31
Japan Tobacco	5,088	103
Taisei	2,631	85

		219

LUXEMBOURG — 0.4%
SES, Cl A	20,160	131

NORWAY — 0.2%
Equinor	2,449	88

SINGAPORE — 1.3%
Jardine Cycle & Carriage	9,541	204
UOL Group	50,434	253

		457

SOUTH KOREA — 1.5%
HL Mando	3,985	127
Kia	2,563	120
Pan Ocean	23,172	105
SK Hynix	2,548	151
SK Telecom	1,363	51

		554

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)

SPAIN — 0.6%
Repsol	5,873	$93
Telefonica	32,833	119

		212

SWEDEN — 0.4%
Evolution	1,529	149

TAIWAN — 0.3%
Catcher Technology	5,108	28
Hon Hai Precision Industry	26,620	87

		115

UNITED KINGDOM — 0.5%
BAE Systems	17,507	181
CK Hutchison Holdings	1,000	6

		187

UNITED STATES — 24.1%
AbbVie	223	36
Altria Group	3,703	169
Amdocs	3,946	359
American International Group	3,074	194
Bank of New York Mellon	4,092	186
Bristol-Myers Squibb	4,824	347
Broadcom	675	377
CACI International, Cl A*	878	264
Campbell Soup	3,527	200
Cardinal Health	3,311	255
CF Industries Holdings	637	54
Citigroup	3,682	167
ConocoPhillips	482	57
Dick’s Sporting Goods	1,194	143
Dow	1,364	69
Energy Transfer	5,009	59
Exxon Mobil	679	75
Fair Isaac*	303	181
Fox	3,767	115
General Mills	2,231	187

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES —(continued)
Gilead Sciences	415	$36
Goldman Sachs Group	518	178
Hologic*	4,989	373
Huntsman	2,538	70
Jabil	6,313	430
Jazz Pharmaceuticals*	230	37
JPMorgan Chase	1,538	206
Kellogg	1,117	80
Lennar, Cl A	874	79
Lockheed Martin	582	283
Loews	2,324	136
Louisiana-Pacific	1,225	73
Lowe’s	670	134
LyondellBasell Industries, Cl A	820	68
Marathon Petroleum	604	70
Micron Technology	6,517	326
Morgan Stanley	4,099	348
Newmont	6,193	292
Nucor	494	65
Paychex	2,904	336
Pfizer	695	35
Phillips 66	692	72
Plains All American Pipeline	5,061	60
Post Holdings*	935	85
QUALCOMM	2,847	313
Regeneron Pharmaceuticals*	49	35
Science Applications International	3,275	363
Toll Brothers	1,548	77
Universal Health Services, Cl B	2,527	356
Vertex Pharmaceuticals*	118	34
Victoria’s Secret*	3,351	120
Westlake	682	70

		8,734

TOTAL COMMON STOCK
(Cost $11,585) (000)		12,130

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

U.S. TREASURY OBLIGATIONS — 19.7%
	Face Amount (000)		Fair Value (000)

U.S. Treasury Bills 4.643%, 06/01/23(A)		$840	$825
3.933%, 04/06/23(A)		830	821
U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/30		6,110	5,488

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,550) (000)			7,134

CORPORATE OBLIGATIONS — 9.4%

FINLAND — 0.6%
Nordea Bank 4.750%, 09/22/25 (B)		200	199

GERMANY — 0.6%
Volkswagen International Finance MTN 4.250%, 02/15/28	EUR	200	210

MEXICO — 0.4%
Petroleos Mexicanos 6.700%, 02/16/32		$200	157

NORWAY — 0.5%
Equinor MTN 6.875%, 03/11/31	GBP	140	192

SAUDI ARABIA — 0.5%
Saudi Arabian Oil MTN 3.500%, 04/16/29 (B)		$200	183

SOUTH KOREA — 0.5%
SK Hynix 1.500%, 01/19/26 (B)		200	173

TAIWAN — 0.5%
TSMC Arizona 1.750%, 10/25/26		200	178

UNITED ARAB EMIRATES — 0.4%
Galaxy Pipeline Assets Bidco 2.940%, 09/30/40 (B)		193	155

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

CORPORATE OBLIGATIONS — continued
	Face Amount (000)		Fair Value (000)

UNITED KINGDOM — 0.5%
HSBC Holdings
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/30 (C)		$200	$175

UNITED STATES — 4.9%
Broadcom 4.300%, 11/15/32		420	370
Cadence Design Systems 4.375%, 10/15/24		50	50
Gilead Sciences 2.500%, 09/01/23		50	49
Jabil 4.250%, 05/15/27		70	66
Marathon Oil 6.800%, 03/15/32		200	206
Micron Technology 2.703%, 04/15/32		260	195
Nexstar Media 5.625%, 07/15/27 (B)		70	64
Philip Morris International 3.125%, 06/03/33	EUR	230	206
Plains All American Pipeline 6.650%, 01/15/37		$200	197
Regeneron Pharmaceuticals 1.750%, 09/15/30		250	193
Schlumberger Finance Canada 1.400%, 09/17/25		70	64
Take-Two Interactive Software 3.300%, 03/28/24		50	49
UNITED STATES — (continued)
VMware 3.900%, 08/21/27		70	65

			1,774

TOTAL CORPORATE OBLIGATIONS
(Cost $3,431) (000)			3,396

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

SOVEREIGN BONDS — 2.5%
	Face Amount (000)	Fair Value (000)

Brazilian Government International Bond 4.250%, 01/07/25	$200	$196

Hungary Government International Bond 2.125%, 09/22/31(B)	200	148

Qatar Government International Bond 5.103%, 04/23/48(B)	200	201

Republic of Poland Government International Bond 3.250%, 04/06/26	200	192

Saudi Government International Bond MTN 4.500%, 10/26/46(B)	200	177

TOTAL SOVEREIGN BONDS
(Cost $909) (000)		914

PREFERRED STOCK — 0.4%

	Shares

GERMANY — 0.4%
Dr Ing hc F Porsche, 0.000%(D)	1,345	136

Total Preferred Stock
(Cost $135) (000)		136

CONVERTIBLE BOND — 0.1%

	Face Amount (000)	Fair Value (000)
UNITED STATES — 0.1%
Palo Alto Networks 0.75%, 07/01/23	$25	40

Total Convertible Bond
(Cost $36) (000)		40

TOTAL INVESTMENTS — 65.5%
(Cost $23,646) (000)		$23,750

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On December 31, 2022, the value of these securities amounted $1,300 (000) and represented 3.6% of net assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No rate available.

Open futures contracts held by the Fund at December 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long Contracts
Gold	2	Feb-2023	$352	$365	$13

Open OTC Swap Contracts held by the Fund at December 31, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCHEMBA INDEX	SOFR +0.35%	ASSET RETURN	N/A	11/26/25	USD	$724	$5	$–	$5
Goldman Sachs	**GSCHEULG INDEX	SOFR +0.78%	ASSET RETURN	N/A	12/03/25	USD	1,209	(3)	–	(3)
Goldman Sachs	**GSCHJMFA INDEX	SOFR +0.45%	ASSET RETURN	N/A	11/03/25	USD	675	78	–	78
JPMorgan Chase	**JMABCID3 INDEX	0.00%	ASSET RETURN	Quarterly	10/12/23	USD	3,248	(38)	–	(38)
Macquarie Bank Limited	**BCOM INDEX	0.0025%	ASSET RETURN	N/A	12/30/23	USD	4,872	–	–	–

							$10,728	$42	$–	$42

** The following tables represent the individual underlying components comprising the Total Return Swaps at December 31, 2022. All underlying notionals are in U.S. Dollar.

**GSCHEMBA Index: Seeks to add exposure to Emerging Markets using factor-based stock selection

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	The United Laboratories International Holdings Ltd	$26,339	3.61%
	CJ Corp	24,512	3.36%
	Metallurgical Corp of China Ltd	23,352	3.20%
	POSCO Holdings Inc	23,112	3.17%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	CRRC Corp Ltd	$22,961	3.15%
	Tianneng Power International Ltd	22,785	3.12%
	Korea Investment Holdings Co Ltd	21,790	2.99%
	KT&G Corp	21,565	2.96%
	China Minsheng Banking Corp Ltd	21,392	2.93%
	Shanghai Industrial Holdings Ltd	21,212	2.91%
	BNK Financial Group Inc	21,116	2.90%
	Agricultural Bank of China Ltd	21,050	2.89%
	Powertech Technology Inc	20,952	2.87%
	Samsung Securities Co Ltd	20,727	2.84%
	The People’s Insurance Co Group of China Ltd	20,610	2.83%
	CITIC Ltd	20,541	2.82%
	AMMB Holdings Bhd	20,378	2.79%
	China CITIC Bank Corp Ltd	20,273	2.78%
	China Everbright Bank Co Ltd	20,266	2.78%
	Industrial & Commercial Bank of China Ltd	19,960	2.74%
	Industrial Bank of Korea	19,923	2.73%
	Bank of China Ltd	19,905	2.73%
	Samsung Card Co Ltd	19,886	2.73%
	Shinsegae Inc	19,882	2.73%
	Seegene Inc	19,819	2.72%
	Chongqing Rural Commercial Bank Co Ltd	18,932	2.60%
	Alpek SAB de CV	18,703	2.56%
	EDP - Energias do Brasil SA	16,781	2.30%
	Indo Tambangraya Megah Tbk PT	16,628	2.28%
	PICC Property & Casualty Co Ltd	16,056	2.20%
Depositary Receipt	PTT Global Chemical PCL	23,033	3.16%
	Bangkok Bank PCL	21,280	2.92%
Preferred Shares	Cia Paranaense de Energia	22,317	3.06%
	Metalurgica Gerdau SA	20,892	2.86%
Unit	Coca-Cola Femsa SAB de CV	20,418	2.80%

**GSCHEULG Index: Seeks to add exposure to European Markets using factor-based stock selection

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Orion Oyj	$33,637	2.79%
	Talanx AG	33,595	2.79%
	Dassault Aviation SA	33,278	2.76%
	E.ON SE	32,973	2.74%
	Helvetia Holding AG	32,864	2.73%
	Fresenius Medical Care AG & Co KGaA	32,818	2.72%
	DS Smith PLC	32,612	2.71%
	Novartis AG	32,545	2.70%
	Logitech International SA	32,486	2.70%
	Rubis SCA	32,476	2.69%
	TotalEnergies SE	32,332	2.68%
	GSK PLC	32,274	2.68%
	HeidelbergCement AG	32,271	2.68%
	Bayerische Motoren Werke AG	32,055	2.66%
	Assicurazioni Generali SpA	31,636	2.63%
	Wendel SE	31,626	2.62%
	Mercedes-Benz Group AG	31,622	2.62%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	ING Groep NV	$31,514	2.61%
	ArcelorMittal SA	31,017	2.57%
	Mapfre SA	30,978	2.57%
	3i Group PLC	30,886	2.56%
	Zurich Insurance Group AG	30,867	2.56%
	Taylor Wimpey PLC	30,583	2.54%
	Alten SA	30,500	2.53%
	Eurazeo SE	30,343	2.52%
	Kuehne + Nagel International AG	30,037	2.49%
	Roche Holding AG	29,877	2.48%
	Eni SpA	29,875	2.48%
	Engie SA	29,862	2.48%
	NN Group NV	29,756	2.47%
	Ipsen SA	29,524	2.45%
	Stellantis NV	29,104	2.42%
	Telefonaktiebolaget LM Ericsson	29,067	2.41%
	Infineon Technologies AG	28,974	2.40%
	Yara International ASA	28,967	2.40%
	Naturgy Energy Group SA	28,655	2.38%
	Aker BP ASA	28,325	2.35%
	BT Group PLC	27,630	2.29%
	Volkswagen AG	25,704	2.13%

**GSCHJMFA INDEX: Seeks to add exposure to Japanese Markets using factor-based stock selection

	Top Underlying Components	Notional	Percentage of Notional
Common Stock	Resona Holdings Inc	$26,663	3.54%
	Dai-ichi Life Holdings Inc	26,238	3.49%
	Sumitomo Mitsui Financial Group Inc	26,232	3.48%
	Morinaga Milk Industry Co Ltd	24,131	3.21%
	Mebuki Financial Group Inc	23,947	3.18%
	Mizuho Financial Group Inc	23,859	3.17%
	Marubeni Corp	23,657	3.14%
	Sankyu Inc	23,195	3.08%
	Sumitomo Metal Mining Co Ltd	22,311	2.96%
	Sumitomo Mitsui Trust Holdings Inc	22,307	2.96%
	Shimamura Co Ltd	22,138	2.94%
	Japan Post Insurance Co Ltd	22,012	2.92%
	Takeda Pharmaceutical Co Ltd	21,988	2.92%
	Mitsubishi Corp	21,587	2.87%
	Zenkoku Hosho Co Ltd	21,400	2.84%
	Seino Holdings Co Ltd	21,326	2.83%
	Kuraray Co Ltd	21,121	2.81%
	Nomura Holdings Inc	21,016	2.79%
	Fuji Media Holdings Inc	20,911	2.78%
	Mitsubishi Chemical Group Corp	20,893	2.78%
	SoftBank Corp	20,824	2.77%
	Daiwa Securities Group Inc	20,808	2.76%
	Oji Holdings Corp	20,793	2.76%
	Mitsui Mining & Smelting Co Ltd	20,769	2.76%
	Izumi Co Ltd	20,349	2.70%
	GungHo Online Entertainment Inc	20,101	2.67%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Haseko Corp	$19,837	2.63%
	Toyo Seikan Group Holdings Ltd	19,647	2.61%
	Kinden Corp	19,575	2.60%
	Medipal Holdings Corp	19,467	2.59%
	Teijin Ltd	19,427	2.58%
	Nippon Telegraph & Telephone Corp	18,914	2.51%
	Nippon Television Holdings Inc	18,726	2.49%
	Cosmo Energy Holdings Co Ltd	18,434	2.45%
	TOPPAN INC	18,234	2.42%

**JMABCID3 Index: The Index aims to provide convex exposure to the commodities sector, via the delta replication of call options on J.P. Morgan Beta Select Index.

	Top Underlying Components	Notional	Percentage of Notional
Futures	Gold 100 OZ Futures Feb23	$48,481	1.51%
	Natural Gas Futures Apr23	33,391	1.04%
	Copper Futures May23	15,732	0.49%
	Silver Futures Mar23	15,732	0.49%
	WTI Crude Futures Dec23	27,933	0.87%
	Brent Crude Futures Dec23	24,722	0.77%
	Soybean Futures Jul23	23,759	0.74%
	Corn Futures Jul23	22,796	0.71%
	NY Harb ULSD Futures Apr23	11,237	0.35%
	LME PRI ALUM Futures Feb23	11,237	0.35%
	Soybean Meal Futures Jul23	15,090	0.47%
	Low Su Gasoil G Apr23	14,127	0.44%
	Soybean Oil Futures Jul23	13,164	0.41%
	LME Nickel Futures Mar23	12,201	0.38%
	KC HRW Wheat Futures Dec23	6,100	0.19%
	Live Cattle Futures Apr23	6,100	0.19%
	Wheat Future (CBT) Dec23	9,632	0.30%
	Live Cattle Futures Jun23	4,816	0.15%
	Sugar #11 (World) Mar24	4,816	0.15%
	LME Zinc Futures Dec23	9,311	0.29%
	Gasoline RBOB Futures Jun23	8,027	0.25%
	Coffee ‘C’ Futures May23	6,742	0.21%
	Sugar #11 (World) Mar23	5,458	0.17%
	Cotton NO.2 Futures Mar23	2,248	0.07%
	Cotton NO.2 Futures Mar24	2,248	0.07%
	Lean Hogs Futures Apr23	2,569	0.08%
	Lean Hogs Futures Jun23	1,926	0.06%
	Lean Hogs Futures Jul23	963	0.03%
	Lean Hogs Futures Aug23	963	0.03%
	Live Cattle Futures Aug23	1,605	0.05%
	Lean Hogs Futures Oct23	321	0.01%
	Cocoa Futures Mar23	0	0.00%
	Cocoa Futures Mar24	0	0.00%
	Cattle Feeder Futures Apr23	0	0.00%
	Cattle Feeder Futures May23	0	0.00%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

	Top Underlying Components	Notional	Percentage of Notional
	Cattle Feeder Futures Aug23	$0	0.00%
	LME Lead Futures Apr23	0	0.00%

**BCOM Index: Provides broad-based exposure to commodities with no single commodity or commodity sector dominating the index.

	Top Underlying Components	Notional	Percentage of Notional
Futures	COMEX Gold 100 Troy Ounces	$718,159	14.57%
	NYMEX Henry Hub Natural Gas Futures	416,995	8.46%
	NYMEX Light Sweet Crude Oil	384,464	7.80%
	ICE Brent Crude Oil	342,074	6.94%
	CBOT Soybean Oil	161,672	3.28%
	LME Primary Aluminum	161,672	3.28%
	CBOT Soybean	298,206	6.05%
	CBOT Corn	294,756	5.98%
	COMEX Silver	241,029	4.89%
	COMEX Copper	221,313	4.49%
	CME Live Cattle	193,218	3.92%
	CBOT Soybean Meal	189,274	3.84%
	LME Nickel	187,303	3.80%
	ICE Gas Oil	155,757	3.16%
	NYBOT CSC Number 11 World Sugar	144,420	2.93%
	CBOT Wheat	141,463	2.87%
	NYMEX NY Harbor ULSD Futures	124,704	2.53%
	LME Zinc	122,240	2.48%
	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	109,424	2.22%
	NYBOT CSC C Coffee	92,666	1.88%
	KCBT Hard Red Winter Wheat	90,201	1.83%
	CME Lean Hogs	86,751	1.76%
	NYBOT CTN Number 2 Cotton	51,262	1.04%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$12,130	$—	$—	$12,130

U.S. Treasury Obligations	—	7,134	—	7,134

Corporate Obligations	—	3,396	—	3,396

Sovereign Bonds	—	914	—	914

Preferred Stock	136	—	—	136

Convertible Bond	—	40	—	40

Total Investments in Securities	$12,266	$11,484	$—	$23,750

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND
DECEMBER 31, 2022

Other Financial Instruments	Level 1 (000)	(000)Level 2	Level 3 (000)	Total (000)
Futures Contracts* Unrealized Appreciation	$13	$–	$–	$13
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	83	–	83
Unrealized Depreciation	–	(41)	–	(41)

Total Other Financial Instruments	$13	$42	$–	$55

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

At December 31, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SECTOR WEIGHTINGS
U.S. Treasury Obligations	30.0%
Information Technology	15.9%
Financials	9.6%
Health Care	7.7%
Energy	7.4%
Industrials	6.9%
Consumer Discretionary	5.2%
Consumer Staples	4.8%
Materials	4.0%
Sovereign Bonds	3.9%
Communication Services	2.8%
Real Estate	1.3%
Utilities	0.5%

100.0%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

GLOSSARY
Currency Abbreviations	Portfolio Abbreviations

AUD — Australian Dollar	ADR — American Depositary Receipt

BRL — Brazilian Real	Cl — Class

CAD — Canadian Dollar	CLO — Collateralized Loan Obligation

CHF — Swiss Franc	EAFE — Europe, Australia, and the Far East

CLP — Chilean Peso	ETF — Exchange Traded Fund

CNH — Chinese Yuan Offshore	EURIBOR — Euro Interbank Offered Rate

CZK — Czech Koruna	FNMA — Federal National Mortgage

EUR — Euro	Association

GBP — British Pound Sterling	GNMA — Government National Mortgage

HUF — Hungarian Forint	Association

IDR — Indonesian Rupiah	LP — Limited Partnership

ILS — Israeli New Sheckels	LIBOR — London Interbank Offered Rate

INR — Indian Rupee	MTN — Medium Term Note

JPY — Japanese Yen	OTC — Over The Counter

KRW — Korean Won	PIK — Payment-in-Kind

MXN— Mexican Peso	REIT — Real Estate Investment Trust

NOK — Norwegian Krone	Ser — Series

NZD — New Zealand Dollar	SOFR — Secured Overnight Financing Rate

PLN — Polish Zloty	SONIA — Sterling Overnight Index Average

SEK — Swedish Krona	SPDR — Standard & Poor’s Depositary Receipt

SGD — Singapore Dollar	TBA — To be Announced

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $663,294 and $1,766)	$652,160	$	1,766
Foreign Currency, at Fair Value (Cost $44 and $–)	48		–
OTC Swap Contracts, at Fair Value (Premiums paid $216 and $–)	12,772		75
Cash	86,601		206
Cash Pledged as Collateral for Short Positions	34,079		–
Cash Pledged as Collateral for Swap Contracts	22,650		–
Cash Pledged as Collateral for Futures Contracts	13,711		–
Receivable for Investments Sold	4,772		–
Dividend and Interest Receivable	4,271		7
Receivable for Capital Shares Sold	3,952		–
Unrealized Appreciation on Forward Foreign Currency Contracts	2,364		–
Cash Pledged as Collateral for Forward Foreign Currency Contracts	1,835		–
Variation Margin Receivable for Futures Contracts	1,620		–
Reclaim Receivable	2		–
Prepaid Expenses	32		–

Total Assets	840,869		2,054

Liabilities:
Payable for Investment Securities Purchased	$71,726	$	–
Securities Sold Short at value (Proceeds $45,155 and $–)	43,850		–
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–) .	3,793		30
Unrealized Depreciation on Forward Foreign Currency Contracts	2,573		–
Variation Margin Payable for Futures Contracts	1,077		–
Payable for Capital Shares Redeemed	715		–
Payable Due to Adviser	312		9
Payable for Legal Fees	153		21
Payable for Audit Fees	95		39
Payable for Transfer Agent Fees	67		–
Payable Due to Administrator	46		6
Due to Custodian	26		–
Chief Compliance Officer Fees Payable	5		–
Distribution Fees payable Class A	6		–
Other Accrued Expenses and Other Payables	491		30

Total Liabilities	124,935		135

Net Assets	$715,934	$	1,919

Amounts	designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

	FS Multi-Strategy Alternatives Fund			FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)(1)
Net Assets Consist of:

Paid-in Capital	$722,975		$	1,996
Total Distributable Loss	(7,041)			(77)

Net Assets	$715,934		$	1,919

Class A Shares:
Net Assets	$29,069		$	24
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,722,222			2,500

Net Asset Value, Offering and Redemption Price Per Share	$10.68	‡	$	9.59	‡

Maximum Offering Price Per Share ($10.68/94.25%,$9.59/94.25%)	11.33			10.18

Class I Shares:
Net Assets	$686,865		$	1,895
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	64,051,961			197,500

Net Asset Value, Offering and Redemption Price Per Share	$10.72	‡	$	9.59	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $23,646)	$23,750
Foreign Currency, at Fair Value (Cost $26)	26
OTC Swap Contracts, at Fair Value (Cost $–)	83
Cash	11,455
Cash Pledged as Collateral for Swap Contracts	940
Reimbursement from Advisor	102
Dividend and Interest Receivable	90
Receivable for Investments Sold	57
Cash Pledged as Collateral for Futures Contracts	21
Reclaim Receivable	4
Prepaid Expenses	8

Total Assets	36,536

Liabilities:
Payable Due to Administrator	$70
OTC Swap Contracts, at Fair Value (Premiums Received $–)	41
Payable for Audit Fees	38
Payable for Legal Fees	37
Due to Custodian	16
Payable for Investment Securities Purchased	9
Chief Compliance Officer Fees Payable	3
Other Accrued Expenses and Other Payables	42

Total Liabilities	256

Net Assets	$36,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

	FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:
Paid-in Capital	$38,447
Total Distributable Loss	(2,167)

Net Assets	$36,280

Class A Shares:
Net Assets	$32
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,941

Net Asset Value, Offering and Redemption Price Per Share	$10.83	‡

Maximum Offering Price Per Share ($10.83/94.25%)	11.49

Class I Shares:
Net Assets	$36,248
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,347,130

Net Asset Value, Offering and Redemption Price Per Share	$10.83	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
FOR THE YEAR ENDED
DECEMBER 31, 2022

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$624	$—
Interest	14,853	34
Less: Foreign Taxes Withheld	(226)	—

Total Investment Income	15,251	34

Expenses:
Investment Advisory Fees	5,301	26
Administration Fees	569	13
Distribution Fees (Class A)	43	—
Shareholder Serving Fees	6	—
Trustees’ Fees	26	—
Chief Compliance Officer Fees	9	2
Dividend and interest expense on securities sold short	1,528	—
Legal Fees	287	22
Transfer Agent Fees	245	14
Custodian Fees	160	—
Registration and Filing Fees	130	—
Printing Fees	115	17
Audit Fees	97	59
Pricing Fees	27	—
Other Expenses	300	17

Total Expenses	8,843	170
Less:
Investment Advisory Fee Waiver	—	(26)
Reimbursement from Adviser	(765)	(138)

Net Expenses	8,078	6

Net Investment Income	7,173	28

Net Realized Gain/(Loss) on:
Investments	(71)	(1)
Purchased Options	(7)	—
Written Options	(64)	—
Futures Contracts	680	—
Swap Contracts	15,383	331
Foreign Currency Transactions	(1,307)	—
Forward Currency Contracts	2,528	—

Net Realized Gain	17,142	330

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(15,809)	1
Futures Contracts	877	—
Swap Contracts	7,618	(38)
Securities Sold Short	1,704	—
Foreign Currency Translation	(4,086)	—
Forward Currency Contracts	(334)	—

Net Change in Unrealized Depreciation	(10,030)	(37)

Net Realized and Unrealized Gain on Investments	7,112	293

Net Increase in Net Assets Resulting from Operations	$14,285	$321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
FOR THE YEAR ENDED
DECEMBER 31, 2022

FS Chiron Real Asset Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$395
Interest	403
Less: Foreign Taxes Withheld	(25)

Total Investment Income	773

Expenses:
Investment Advisory Fees	275
Administration Fees	251
Trustees’ Fees	3
Chief Compliance Officer Fees	5
Audit Fees	66
Legal Fees	51
Printing Fees	26
Registration and Filing Fees	21
Custodian Fees	16
Transfer Agent Fees	15
Offering Costs	7
Pricing Fees	2
Other Expenses	115

Total Expenses	853
Less:
Investment Advisory Fee Waiver	(275)
Reimbursement from Adviser	(215)

Net Expenses	363

Net Investment Income	410

Net Realized Gain/(Loss) on:
Investments	(2,071)
Purchased Options	—
Futures Contracts	(180)
Swap Contracts	(300)
Foreign Currency Transactions	(148)
Forward Currency Contracts	(21)

Net Realized Loss	(2,720)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(757)
Futures Contracts	(11)
Swap Contracts	55
Securities Sold Short	—
Foreign Currency Translation	(7)

Net Change in Unrealized Depreciation	(720)

Net Realized and Unrealized Loss on Investments	(3,440)

Net Decrease in Net Assets Resulting from Operations	$(3,030)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Income/(Loss)	$7,173	$(584)
Net Realized Gain on Investments	17,142	15,753
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(10,030)	1,846

Net Increase in Net Assets Resulting from Operations	14,285	17,015

Distributions
Class A Shares	(1,091)	(225)
Class I Shares	(25,511)	(4,775)

Total Distributions	(26,602)	(5,000)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	31,643	4,064
Reinvestment of Dividends	1,059	202
Redeemed	(10,870)	(4,117)

Net Increase in Net Assets from Class A Share Transactions	21,832	149

Class I Shares
Issued	642,675	67,372
Reinvestment of Dividends	23,493	4,187
Redeemed	(122,831)	(49,344)

Net Increase in Net Assets from Class I Share Transactions	543,337	22,215

Net Increase in Net Assets from Capital Share Transactions	565,169	22,364

Total Increase in Net Assets	552,852	34,379

Net Assets:
Beginning of Year	163,082	128,703

End of Year	$715,934	$163,082

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	2,897,515	382,178
Reinvestment of Distributions	99,115	18,736
Redeemed	(1,005,424)	(390,041)

Net Increase in Shares Outstanding from Class A Share Transactions	1,991,206	10,873

Share Transactions:
Class I Class Shares
Issued	58,773,879	6,295,417
Reinvestment of Distributions	2,191,463	386,964
Redeemed	(11,247,239)	(4,766,752)

Net Increase in Shares Outstanding from Class I Share Transactions	49,718,103	1,915,629

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Income/(Loss)	$28	$(7)
Net Realized Gain on Investments	330	62
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(37)	17

Net Increase in Net Assets Resulting from Operations	321	72

Distributions
Class A Shares	(6)	(1)
Class I Shares	(452)	(79)

Total Distributions	(458)	(80)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	–	–

Net Increase in Net Assets from Class A Share Transactions	–	–

Class I Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	(14)	–

Net Decrease in Net Assets from Class I Share Transactions	(14)	–

Net Decrease in Net Assets from Capital Share Transactions	(14)	–

Total Decrease in Net Assets	(151)	(8)

Net Assets:
Beginning of Year	2,070	2,078

End of Year	$1,919	$2,070

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	–	–
Reinvestment of Distributions	–	–
Redeemed	–	–

Net Increase in Shares Outstanding from Class A Share Transactions	–	–

Share Transactions:
Class I Class Shares
Issued	–	–
Reinvestment of Distributions	–	46
Redeemed	(1,239)	–

Net Increase/(Decrease) in Shares Outstanding from Class I Share Transactions	(1,239)	46

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Operations:
Net Investment Income	$410	$68
Net Realized Gain/(Loss) on Investments	(2,720)	544
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(720)	790

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,030)	1,402

Distributions
Class A Shares	—	(1)
Class I Shares	(249)	(756)

Total Distributions	(249)	(757)

Return of Capital:
Capital Share Transactions:
Class A Shares
Issued	5	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Class A Share Transactions	5	—

Class I Shares
Issued	14,017	22,993
Reinvestment of Dividends	86	2
Redeemed	(383)	—

Net Increase in Net Assets from Class I Share Transactions	13,720	22,995

Net Increase in Net Assets from Capital Share Transactions	13,725	22,995

Total Increase in Net Assets	10,446	23,640

Net Assets:
Beginning of Year	25,834	2,194

End of Year	$36,280	$25,834

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS (Thousands)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Share Transactions:
Class A Class Shares
Issued	439	—
Reinvestment of Distributions	2	—
Redeemed	—	—

Net Increase in Shares Outstanding from Class A Share Transactions	441	—

Share Transactions:
Class I Class Shares
Issued	1,256,980	1,914,392
Reinvestment of Distributions	7,802	187
Redeemed	(34,458)	—

Net Increase in Shares Outstanding from Class I Share Transactions	1,230,324	1,914,579

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

				Class A Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value, Beginning of Year	$10.78	$9.77	$10.22	$9.68	$10.18

Income from Investment Operations:
Net Investment Income/(Loss)**	0.19	(0.07)	0.02	0.15	0.15
Net Realized and Unrealized Gain/ (Loss)	0.13	1.40	(0.43)	0.59	(0.57)

Total from Investment Operations	0.32	1.33	(0.41)	0.74	(0.42)

Dividends and Distributions:
Net Investment Income	(0.30)	(0.32)	(0.04)	(0.20)	—
Capital Gains	(0.12)	—	—	—	(0.08)

Total Dividends and Distributions	(0.42)	(0.32)	(0.04)	(0.20)	(0.08)

Net Asset Value, End of Year	$10.68	$10.78	$9.77	$10.22	$9.68

Total Return‡	3.01%	13.62%	(3.99)%	7.68%	(4.12)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$ 29,069	$ 7,891	$ 7,036	$ 10,973	$ 7,521
Ratio of Expenses to Average Net Assets	2.14%†	2.17%	2.41%	1.81%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.31%	3.49%	3.42%	3.55%	3.63%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.70%	(0.66)%	0.22%	1.46%	1.55%
Portfolio Turnover Rate	216%	183%	244%	178%	317%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2022 would have been 1.78%.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

				Class I Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value, Beginning of Year	$10.82	$9.80	$10.25	$9.72	$10.19

Income from Investment Operations:
Net Investment Income/(Loss)**	0.18	(0.05)	0.04	0.17	0.18
Net Realized and Unrealized Gain/ (Loss)	0.16	1.42	(0.41)	0.59	(0.57)

Total from Investment Operations	0.34	1.37	(0.37)	0.76	(0.39)

Dividends and Distributions:
Net Investment Income	(0.32)	(0.35)	(0.08)	(0.23)	–
Capital Gains	(0.12)	–	–	–	(0.08)

Total Dividends and Distributions	(0.44)	(0.35)	(0.08)	(0.23)	(0.08)

Net Asset Value, End of Year	$10.72	$10.82	$9.80	$10.25	$9.72

Total Return‡	3.16%	13.96%	(3.65)%	7.77%	(3.82)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$ 686,865	$ 155,191	$ 121,667	$ 184,543	$ 89,799
Ratio of Expenses to Average Net Assets .	1.89%†	1.94%	2.16%	1.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.07%	3.26%	3.17%	3.28%	3.54%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.69%	(0.43)%	0.46%	1.65%	1.80%
Portfolio Turnover Rate	216%	183%	244%	178%	317%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2022 would have been 1.53%.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

			Class A Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.29	$10.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.11	(0.06)	0.00 ^	0.18
Net Realized and Unrealized Gain/(Loss)	1.45	0.39	1.02	(0.19)

Total from Investment Operations	1.56	0.33	1.02	(0.01)

Dividends and Distributions:
Net Investment Income	(0.78)	(0.37)	(0.65)	(0.03)
Capital Gains	(1.48)	—	—	—

Total Dividends and Distributions	(2.26)	(0.37)	(0.65)	(0.03)

Net Asset Value, End of Year/Period	$9.59	$10.29	$10.33	$9.96

Total Return‡	15.91%	3.22%	10.55%	(0.15)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$24	$26	$26	$25
Ratio of Expenses to Average Net Assets	0.51%	0.62%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	7.82%	12.40%	13.13%	10.14%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.00%	(0.57)%	(0.03)%	1.77%
Portfolio Turnover Rate	–%	–%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
^	The amount shown is less than $0.01.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED
FUTURES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

			Class I Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.29	$10.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.13	(0.03)	0.02	0.20
Net Realized and Unrealized Gain/(Loss)	1.46	0.39	1.03	(0.18)

Total from Investment Operations	1.59	0.36	1.05	0.02

Dividends and Distributions:
Net Investment Income	(0.81)	(0.40)	(0.68)	(0.06)
Capital Gains	(1.48)	—	—	—

Total Dividends and Distributions	(2.29)	(0.40)	(0.68)	(0.06)

Net Asset Value, End of Year/Period	$9.59	$10.29	$10.33	$9.96

Total Return‡	16.18%	3.48%	10.83%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,895	$2,044	$2,052	$1,977
Ratio of Expenses to Average Net Assets	0.32%	0.37%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	7.63%	12.15%	12.88%	9.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.19%	(0.32)%	0.23%	2.02%
Portfolio Turnover Rate	–%	–%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

			Class A Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	0.13	(0.01)	(0.01)	0.18
Net Realized and Unrealized Gain/(Loss)	(1.42)	1.91	0.77	0.79

Total from Investment Operations	(1.29)	1.90	0.76	0.97

Dividends and Distributions:
Net Investment Income	(0.05)	(0.44)	(0.30)	(0.71)
Capital Gains	(0.01)	—	—	—

Total Dividends and Distributions	(0.06)	(0.44)	(0.30)	(0.71)

Net Asset Value, End of Year/Period	$10.83	$12.18	$10.72	$10.26

Total Return‡	(10.64)%	17.93%	7.69%	9.87%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$32	$30	$27	$26
Ratio of Expenses to Average Net Assets	1.50%	0.76%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding
Waivers)	3.16%	8.14%	11.21%	8.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.10%	(0.11)%	(0.06)%	1.72%
Portfolio Turnover Rate	996%	651%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON
REAL ASSET FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

			Class I Shares
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.18	$10.72	$10.26	$10.00

Income from Investment Operations:
Net Investment Income**	0.16	0.09	0.02	0.21
Net Realized and Unrealized Gain/(Loss)	(1.43)	1.84	0.76	0.79

Total from Investment Operations	(1.27)	1.93	0.78	1.00

Dividends and Distributions:
Net Investment Income	(0.07)	(0.47)	(0.32)	(0.74)
Capital Gains	(0.01)	—	—	—

Total Dividends and Distributions	(0.08)	(0.47)	(0.32)	(0.74)

Net Asset Value, End of Year/Period	$10.83	$12.18	$10.72	$10.26

Total Return‡	(10.47)%	18.12%	8.07%	10.14%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$36,248	$25,804	$2,167	$3,076
Ratio of Expenses to Average Net Assets	1.25%	0.97%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.94%	7.95%	10.95%	8.71%
Ratio of Net Investment Income to Average Net Assets	1.42%	0.75%	0.22%	1.97%
Portfolio Turnover Rate	996%	651%	–%	–%

*	Commenced operations on December 31, 2018.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 65 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (“FSMS”), the FS Managed Futures Fund (“Managed Futures”) and the FS Chiron Real Asset Fund (“Real Asset”) (each a “Fund” and collectively the “Funds”). Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. FSMS seeks to provide shareholders with positive absolute returns over a complete market cycle. Managed Futures seeks to provide positive absolute returns with low correlation to traditional investments. Real Asset seeks to provide total returns consisting of capital appreciation and income. Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. FSMS commenced investment operations on May 16, 2017. Managed Futures and Real Asset commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no financial highlights for 2018 have been presented.

As of December 31, 2022, FSMS had one wholly-owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly-owned subsidiary, FS Managed Futures Fund (Cayman), and Real Asset had one wholly-owned subsidiary FS Chiron Real Asset Fund (Cayman) (collectively, the “Subsidiaries”), through which each of the Funds may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

Prior to April 11, 2022 (the “Reorganization Date”): (i) the Funds were series of FS Series Trust, an investment company that then was registered under the 1940 Act, but which was not affiliated with the Trust (hereinafter, the “Target Funds”); and (ii) the names of the Target Funds were the “FS Multi-Strategy Alternatives Fund,” the “FS Managed Futures Fund,” and the “FS Chiron Real Asset Fund.” Each Target Fund was reorganized into its corresponding Fund having the same name, effective as of the Reorganization Date (said reorganizations hereinafter referred to as the “Reorganizations”). Prior to the Reorganization Date, each Fund was a “shell” fund with no prior operations; and each Fund commenced operations on the Reorganization Date.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Pursuant to each Reorganization: (a) the Fund acquired all of the Target Fund’s assets and assumed all of the Target Fund’s liabilities in exchange for Class A shares and Class I shares of the Fund; (b) these Class A shares and Class I shares of the Fund were distributed to the shareholders of Class A shares and Class I shares, respectively, of the Target Fund; and (c) the Target Fund was liquidated and terminated. Each Reorganization was structured to be a tax-free transaction, and each Target Fund is the accounting survivor of its Reorganization. FS Fund Advisor LLC, the Funds’ investment adviser, proposed the Reorganizations for the reasons set forth in the combined proxy statement/prospectus previously sent to Target Fund shareholders, which included, among other reasons, the potential to reduce Target Fund expenses and gain economies of scale.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

For the year ended December 31, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2022 , the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2022 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of December 31, 2022.

Futures Contracts — The Funds utilized futures contracts during the year ended December 31, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America, Goldman Sachs and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of December 31, 2022, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns. Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of December 31, 2022, is as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
FSMS
Interest rate contracts	Unrealized appreciation on futures contracts	$403†	Unrealized depreciation on futures contracts	$212†
	Unrealized appreciation on swaps contracts	93†	Unrealized depreciation on swaps contracts	966†
Commodity Contracts	Unrealized appreciation on futures contracts	496†	Unrealized depreciation on futures contracts	651†
	Unrealized appreciation on swaps contracts	–	Unrealized depreciation on swaps contracts	14†
Equity Contracts	Unrealized appreciation on futures contracts	1,011†	Unrealized depreciation on futures contracts	146†
	Unrealized appreciation on swaps contracts	8,886†	Unrealized depreciation on swaps contracts	2,970†
Foreign exchange contracts	Unrealized appreciation on futures contracts	2†	Unrealized depreciation on futures contracts	1†
	Unrealized appreciation on forward foreign currency contracts	2,364	Unrealized depreciation on forward foreign currency contracts	2,573
	Unrealized appreciation on swaps contracts	3,734†	Unrealized depreciation on swaps contracts	–

Total derivatives not accounted for as hedging instruments		$16,989		$7,533

Managed Futures
Interest rate contracts	Unrealized appreciation on swaps contracts	$–	Unrealized depreciation on swaps contracts	$6†
Equity Contracts	Unrealized appreciation on swaps contracts	20†	Unrealized depreciation on swaps contracts	24†
Foreign exchange contracts	Unrealized appreciation on swaps contracts	55†	Unrealized depreciation on swaps contracts	–†

Total derivatives not accounted for as hedging instruments		$75		$30

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Real Asset
Commodity Contracts	Unrealized appreciation on futures contracts	$13†	Unrealized depreciation on futures contracts	$–
	Unrealized appreciation on swaps contracts	–	Unrealized depreciation on swaps contracts	38†
Equity Contracts	Unrealized appreciation on swaps contracts	83†	Unrealized depreciation on swaps contracts	3†

Total derivatives not accounted for as hedging instruments		$96		$41

† Includes cumulative appreciation (depreciation) of swap contracts and futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2022, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income ($ Thousands):

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
FSMS
Interest Rate Contracts	$–	$–	$(568)	$–	$2,588	$2,020
Equity Contracts	(7)	(64)	3,239	–	12,841	16,009
Foreign Exchange Contracts	–	–	116	2,528	571	3,215
Credit Contracts	–	–	–	–	62	62
Commodity Contracts	–	–	(2,107)	–	(679)	(2,786)
Total	$(7)	$(64)	$680	$2,528	$15,383	$18,520

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Managed Futures
Equity Contracts	$–	$–	$–	$–	$331	$331
Total	$–	$–	$–	$–	$331	$331

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Real Asset
Interest Rate Contracts	$–	$–	$(24)	$–	$–	$(24)
Equity Contracts	–	–	(26)	–	414	388
Foreign Exchange Contracts	–	–	(36)	(21)	–	(57)
Commodity Contracts	–	–	(94)	–	(714)	(808)
Total	$–	$–	$(180)	$(21)	$(300)	$(501)

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Change in unrealized appreciation/(depreciation) on derivatives recognized in income ($ Thousands):

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
FSMS
Interest Rate Contracts	$–	$–	$254	$–	$(1,120)	$(866)
Equity Contracts	–	–	730	–	5,492	6,222
Foreign Exchange Contracts	–	–	1	(334)	3,530	3,197
Commodity Contracts	–	–	(108)	–	(284)	(550)
Total	$–	$–	$877	$(334)	$7,618	$8,161

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Managed Futures
Equity Contracts	$–	$–	$–	$–	$(45)	$(45)
Foreign Exchange Contracts	–	–	–	–	75	75
Commodity Contracts	–	–	–	–	(68)	(68)
Total	$–	$–	$–	$–	$(38)	$(38)

	Purchased Options	Written Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Real Asset
Equity Contracts	$–	$–	$–	$–	$80	$80
Commodity Contracts	–	–	(11)	–	(25)	(36)
Total	$–	$–	$(11)	$–	$55	$44

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts activity during the year ended December 31, 2022.

For the year ended December 31, 2022, the average market value amount of forward contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$111,409

Average Quarterly Market Value Balance Short	59,268

For the year ended December 31, 2022, the average market value amount of futures contracts was as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$43,475

Average Quarterly Market Value Balance Short	77,955

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Real Asset
Average Quarterly Market Value Balance Long	$2,080

Average Quarterly Market Value Balance Short	733

For the year ended December 31, 2022, the average market value amount of Total Return swap contracts held by the Funds were as follows ($ Thousands):

FSMS
Average Quarterly Market Value Balance Long	$601,067

Average Quarterly Market Value Balance Short	118,549

Managed Futures
Average Quarterly Market Value Balance Long	$3,580

Average Quarterly Market Value Balance Short	–

Real Asset
Average Quarterly Market Value Balance Long	$7,210

Average Quarterly Market Value Balance Short	–

5. Offsetting Assets and Liabilities:

Each Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of December 31, 2022 ($ Thousands):

FSMS	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Bank of America	$2,508	$(1,992)	$516	$516	$–

BNP Paribas	1,968	(359)	1,609	–	1,609

Brown Brothers Harriman	–	(2)	(2)	–	(2)

Credit Suisse	254	(42)	212	–	212

Deutsche Bank	2,353	(2,539)	(186)	186	–

Goldman Sachs	1,694	–	1,694	–	1,694

JPMorgan Chase	2,575	(1,340)	1,235	–	1,235

Macquarie Bank	35	(2)	33	–	33

Morgan Stanley	11	(32)	(21)	–	(21)

Nomura	172	–	172	–	172

Societe Generale	3,507	–	3,507	–	3,507

UBS	–	(215)	(215)	215	–

Total	$15,077	$(6,523)	$8,554	$917	$8,439

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Managed Futures	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Bank of America	$–	$(22)	$(22)	$–	$(22)

Barclays	–	(1)	(1)	–	(1)

Deutsche Bank	–	(6)	(6)	–	(6)

Goldman Sachs	49	–	49	–	49

JPMorgan Chase	20	–	20	–	20

Macquarie Bank Limited	–	(1)	(1)	–	(1)

Nomura	6	–	6	–	6

Total	$75	$(30)	$45	$–	$45

Real Asset	Gross Assets- Recognized in the SAL	Gross Liabilities- Recognized in the SAL	Net Amount Available to be Offset	Cash Collateral Pledged or Received†	Net Amount
Counterparty

Goldman Sachs	$83	$(3)	$80	$–	$80

JPMorgan Chase	–	(38)	(38)	–	(38)

Macquarie Bank Limited	–	–	–	–	–

Total	$83	$(41)	$42	$–	$42

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Custodian and Transfer Agent Agreements:

State Street Bank and Trust Company (“State Street”) served as the Fund’s administrator prior to April 11, 2022, pursuant to an administration agreement under which agreement State Street provided management and administrative services to the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Funds. For these services, State Street was paid an asset-based fee, subject to certain minimums, which varied depending on the number of share classes and the average daily net assets of the Funds. For the period from January 1, 2022 through April 10, 2022, FSMS, Managed Futures, and Real Asset paid State Street ($ Thousands) $581, $4, and $43, respectively, for these services.

The Funds and the Administrator are parties to an Administration Agreement, effective as of April 11, 2022, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period from the April 11, 2022 Reorganization Date through December 31, 2022, FSMS, Managed Futures, and Real Asset paid the Administrator ($ Thousands) $300, $1, and $23, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C GIDS, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds Class I shares are not subject to 12b-1 fees.

8. Investment Advisory Agreement, Co-Investment Management Agreement, and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate

FS Multi-Strategy Alternatives Fund	1.25%

FS Managed Futures Fund	1.15%

FS Chiron Real Asset Fund	0.95%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest,

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.25% of each Fund’s average daily net assets until April 11, 2024. Refer to waiver of investment advisory fees and reimbursement from Adviser on the Statement of Operations for fees waived for the year ended December 31, 2022. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if each Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 11, 2024.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

For the year ended December 31, 2022, the Adviser recaptured previously waived fees of ($ Thousands) $107 for the Multi-Strategy Alternatives Fund and $47 for the Managed Futures Fund.

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the year ended December 31, 2022. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands):

	Expiring Years Ended December 31
	2023	2024	2025
FS Multi-Strategy Alternatives Fund	$1,741	$1,735	$871
FS Managed Futures Fund	248	230	210
FS Chiron Real Asset Fund	265	607	489

Chiron Investment Management, LLC (“Chiron”) serves as investment co-adviser to Real Asset. As compensation for its co-advisory services to the Fund, FS Fund Advisor, LLC pays Chiron a co-advisory fee that is accrued daily and payable quarterly. The co-advisory fee is calculated at an annual rate of 0.475% of the average daily net assets of the portion of the Fund allocated to Chiron.

FSMS seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of such Fund among a number of Underlying Managers and Alternative Beta Providers that employ a variety of alternative investment strategies. The Underlying Managers each serve as sub-advisers to FSMS.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

The Alternative Beta Providers provide FSMS with exposure to Alternative Investment Strategies but are not sub-advisers to FSMS.

The Adviser engages the following entities as Underlying Managers to provide investment management services to FSMS: Chilton Investment Company, LLC, MidOcean Credit Fund Management, L.P., Crabel Capital Management, LLC and Mariner Investment Group LLC.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended December 31, 2022, were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Asset Fund
Purchases
U.S. Government	$238,181	$–	$44,065
Other	210,474	–	151,388
Sales
U.S. Government	$118,320	$–	$38,900
Other	112,500	–	156,169

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings/(Loss) and Paid-in Capital, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications primarily attributable to distribution in excess of net investment income, net operating losses, nondeductible excise tax, investments in wholly-owned controlled foreign corporations and prior year true-up adjustments have been made to/from the following accounts:

	Distributable Earnings	Paid-in Capital
FS Multi-Strategy Alternatives Fund	$517	$(517)
FS Managed Futures Fund	1	(1)
FS Chiron Real Asset Fund	420	(420)

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

The tax character of distributions declared during the years ended December 31, 2022 and 2021, were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total
FS Multi-Strategy Alternatives Fund 2022	$26,234	$368	$26,602
2021	5,000	—	5,000
FS Managed Futures Fund 2022	275	183	458
2021	80	—	80
FS Chiron Real Asset Fund 2022	247	2	249
2021	757	—	757

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows ($ Thousands):

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Chiron Real Asset Fund
Undistributed Ordinary Income	$3,232	$—	$—
Undistributed Long-Term Capital Gain	559	—	—
Capital Loss Carryforwards	—	—	(2,136)
Post-October Losses	(691)	—	—
Late Year Ordinary Losses	—	(75)	(19)
Other Temporary Differences	(1,669)	1	(130)
Unrealized Appreciation (Depreciation)	(8,472)	(3)	118
Total Distributable Earnings (Accumulated Losses)	$(7,041)	$(77)	$(2,167)

Post-October and late year losses represents capital and specified losses realized and on investment transactions from November 1, 2022 to December 31, 2022 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

As of December 31, 2022, the following fund has capital losses carried forward as follows ($ Thousands):

	Short- Term Loss	Long- Term Loss	Total
FS Chiron Real Asset Fund	$1,985	$151	$2,136

During the year ended December 31, 2022, FS Multi-Strategy Alternative Fund utilized ($ Thousands) $1,323 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales, premium amortization on callable bonds, constructive sales gain adjustments and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

appreciation and depreciation for the investments held by the Funds at December 31, 2022, were as follows ($ Thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
FS Multi-Strategy
Alternatives Fund	$664,123	$3,317	$(11,789)	$(8,472)
FS Managed Futures
Fund	1,766	—	(3)	(3)
FS Chiron Real Asset
Fund	23,717	828	(710)	118

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Market Risk — Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.

Credit/Default Risk — An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer or guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.

Counterparty Risk — The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

LIBOR Risk — The Fund is exposed to risks associated with changes in interest rates, including with respect to the phase out of LIBOR. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a negative impact on the Fund’s investments.

The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates increase, those securities with a lower yield-at-cost can experience a mark-to-market unrealized loss. An impairment of the fair market value of the Fund’s investments, even if unrealized, must be reflected in its consolidated financial statements for the applicable period and may therefore have a material adverse effect on its results of operations for that period.

The Fund has and may continue to structure its debt investments with floating interest rates to position its portfolio for rate increases. However, there can be no assurance that this will successfully mitigate the Fund’s exposure to interest rate risk. For example, in the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Fund’s fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

On March 5, 2021, the U.K.’s Financial Conduct Authority (“FCA”) which regulates LIBOR, publicly announced that all U.S. dollar LIBOR settings will either cease to be provided by any administrator or no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings. In addition, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities will cease to enter into new LIBOR contracts after January 1, 2022. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

market participants and their regulators), has begun publishing Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance.

Derivatives Risk — The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

Regulations relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Equity Risk — The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

Foreign Investment and Emerging Markets Risk — Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent consistent with their investment objectives and strategies, the Funds may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of a fund’s investment at $1.00 per share.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Non-Diversification Risk — The Fund is classified as a “nondiversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Short Sales Risk — A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Funds. Such issuers may not have the funds to meet their payment obligations in the future.

Pandemic Risks — The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including, at times, stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a shareholder’s investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

To satisfy any shareholder repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

The Fund and its investment adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

of dividend and interest paying securities. The full effect of efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Russia/Ukraine Market Risk — Increased tensions between Russia and Ukraine have escalated into an armed conflict given Russia’s invasion of Ukraine in February 2022. The conflict involving these two countries and the outbreak of hostilities between them may escalate or result in more widespread conflict. Such hostilities, and the threat of wider-spread hostilities, could lead to disruption, instability and volatility in global markets and commodity prices, economies and industries that could negatively impact the Fund’s business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in commodity prices, such as oil and natural gas, and economic uncertainty. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

12. Concentration of Shareholders:

At December 31, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
FS Multi-Strategy Alternatives Fund
Class A	2	71%
Class I	3	63%
FS Managed Futures Fund
Class A	1	100%
Class I	1	100%
FS Chiron Real Asset Fund
Class A	2	100%
Class I	1	63%

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

13. Indemnification:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Subsequent Event:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund and FS Chiron Real Asset Fund and Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund and FS Chiron Real Asset Fund (collectively referred to as the “Funds”), (three of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the consolidated schedules of investments, as of December 31, 2022, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the three Funds constituting The Advisors’ Inner Circle Fund III at December 31, 2022, and the consolidated results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund III	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
FS Multi-Strategy Alternatives Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
FS Managed Futures Fund FS Chiron Real Asset Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the four years in the period ended December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022

based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 1, 2023

We have served as auditor of one or more FS Investments investment companies since 2013.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The expenses shown in the table below do not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2022 to December 31, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES -- concluded

	Beginning Account Value 7/01/22	Ending Account Value 12/31/22	Annualized Expense Ratios	Expenses Paid During Period**
FS Multi-Strategy Alternatives Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,018.70	1.74%	$8.85
Class I Shares	1,000.00	1,020.30	1.49	7.59
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,016.43	1.74%	$8.84
Class I Shares	1,000.00	1,017.69	1.49	7.58
FS Managed Futures Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,041.70	0.50%	$2.57
Class I Shares	1,000.00	1,042.20	0.25	1.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.68	0.50%	$2.55
Class I Shares	1,000.00	1,023.95	0.25	1.28
FS Chiron Real Asset Fund
Actual Fund Return
Class A Shares	$1,000.00	$964.60	1.45%	$7.18
Class I Shares	1,000.00	965.00	1.20	5.94
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,017.90	1.45%	$7.37
Class I Shares	1,000.00	1,019.16	1.20	6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be “interested” persons of

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES3,4

William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES3

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-924-4766. The following chart lists Trustees and Officers as of December 31, 2022.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)3

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017. Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Other Directorships

Held in the Past Five Years2

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (from 2015 – June 2022 and since November 2022) Anti-Money Laundering Officer (from 2015 – June 2022 and since November 2022)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISOR’S INNER CIRCLE FUND III

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS
DECEMBER 31, 2022
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended December 31, 2022, the Funds are designating the following items with regard to distributions paid during the year:

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short Term Capital Gain (5)	Qualifying Business Income (6)
FS Multi-Strategy Alternatives Fund	1.38%	98.62%	100.00%	0.56%	0.66%	0.00%	36.33%	100.00%	0.00%
FS Managed Futures Fund	39.86%	60.14%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%
FS Chiron Real Asset Fund	13.86%	86.14%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

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FS Investments

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

206 Rouse Boulevard

Philadelphia, PA 19112

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

CHI-AR-002-0100

Item 2. Code	of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit	Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$682,615	None	None	$704,515	None	$11,990
(b)	Audit-Related Fees	None	None	None	$4,000	None	None
(c)	Tax Fees	$101,900(3)	None	$112,623(2)	None	None	$90,000(2)
(d)	All Other Fees	None	None	$5,301	None	None	$1,473

Fees billed by BBD LLP (“BBD”) relate to the Trust.

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$88,500	None	None	$87,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$277,908	None	None	$51,220	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

(e)(1)  The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)  require specific pre-approval;

(2)  are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)  have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (BBD):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)      Not applicable.

(g)      The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $117,924 and $91,473 for 2022 and 2021, respectively.

(g)      The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(g)      The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(h)      During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.     Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 10, 2023

By (Signature and Title)
/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: March 10, 2023